UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2010

Date of reporting period: November 30, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—89.93%

AEROSPACE & DEFENSE—0.65%
Boeing Co. (The)
1.88%, 11/20/12	$3,300,000	$3,304,939
General Dynamics Corp.
1.80%, 07/15/11(a)	5,750,000	5,836,753
Northrop Grumman Corp.
7.13%, 02/15/11	5,117,000	5,481,160
Raytheon Co.
4.85%, 01/15/11	2,500,000	2,602,494
5.50%, 11/15/12	2,000,000	2,202,755
United Technologies Corp.
6.10%, 05/15/12(a)	4,250,000	4,681,301
6.35%, 03/01/11	3,076,000	3,281,413
7.13%, 11/15/10	2,000,000	2,118,951

		29,509,766
AGRICULTURE—0.15%
Reynolds American Inc.
7.25%, 06/01/12	2,000,000	2,172,899
UST Inc.
6.63%, 07/15/12	4,144,000	4,525,084

		6,697,983
AIRLINES—0.24%
Delta Air Lines Inc. Series 2000-1 Class A2
7.57%, 11/18/10	4,900,000	4,912,250
Delta Air Lines Inc. Series 2001-1 Class A2
7.11%, 09/18/11	4,000,000	3,960,000
Southwest Airlines Co.
6.50%, 03/01/12	2,000,000	2,110,696

		10,982,946
AUTO MANUFACTURERS—0.94%
Daimler Finance North America LLC
5.88%, 03/15/11	23,482,000	24,538,688
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	6,300,000	6,662,250
7.30%, 01/15/12	9,000,000	9,855,000
PACCAR Inc.
6.38%, 02/15/12(a)	1,800,000	1,970,947

		43,026,885
AUTO PARTS & EQUIPMENT—0.13%
Johnson Controls Inc.
5.25%, 01/15/11(a)	5,826,000	6,047,446

		6,047,446
BANKS—16.88%
American Express Bank FSB
5.55%, 10/17/12	6,000,000	6,452,454
American Express Centurion Bank
5.20%, 11/26/10	3,300,000	3,405,513
5.55%, 10/17/12	6,500,000	6,999,499
Bank of America Corp.
4.38%, 12/01/10	4,500,000	4,636,529
4.88%, 09/15/12	6,000,000	6,306,315
5.38%, 08/15/11	16,245,000	17,142,130
5.38%, 09/11/12	6,000,000	6,409,388
6.25%, 04/15/12(a)	5,500,000	5,918,840
7.40%, 01/15/11	10,950,000	11,582,250

Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	2,400,000	2,499,441
4.95%, 11/01/12	18,758,000	20,511,745
5.13%, 11/01/11	1,500,000	1,610,880
Bank One Corp.
5.90%, 11/15/11	2,700,000	2,916,575
BB&T Corp.
3.10%, 07/28/11	3,500,000	3,576,204
3.85%, 07/27/12	6,850,000	7,103,371
4.75%, 10/01/12	3,000,000	3,174,739
6.50%, 08/01/11	2,700,000	2,876,887
Charter One Bank N.A.
5.50%, 04/26/11	6,000,000	6,170,040
6.38%, 05/15/12	2,750,000	2,845,721
Citigroup Inc.
5.10%, 09/29/11	8,349,000	8,709,610
Credit Suisse New York
3.45%, 07/02/12(a)	10,000,000	10,388,480
Deutsche Bank AG London
5.38%, 10/12/12	24,180,000	26,473,215
Export-Import Bank of Korea (The)
5.13%, 02/14/11	4,000,000	4,160,640
5.50%, 10/17/12	10,100,000	10,810,333
ICICI Bank Ltd.
6.63%, 10/03/12(b)	12,600,000	13,214,250
KeyBank N.A.
5.50%, 09/17/12(a)	3,625,000	3,788,125
5.70%, 08/15/12	2,250,000	2,362,500
7.00%, 02/01/11	3,600,000	3,762,000
KfW
1.88%, 03/15/11	14,400,000	14,647,995
2.00%, 01/17/12(a)	33,544,000	34,277,369
2.25%, 04/16/12	16,200,000	16,625,514
3.25%, 02/15/11	31,757,000	32,790,592
3.25%, 10/14/11	27,400,000	28,599,158
3.75%, 06/27/11	19,250,000	20,167,467
4.63%, 01/20/11	27,550,000	28,839,370
4.75%, 05/15/12	27,500,000	29,889,662
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	3,700,000	4,019,125
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12	8,500,000	9,125,532
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	14,000,000	14,155,044
4.88%, 02/14/11	8,628,000	9,059,744
5.25%, 07/15/11(a)	14,466,000	15,492,797
Landwirtschaftliche Rentenbank Series E
5.25%, 07/02/12	9,200,000	10,108,003
M&I Marshall & Ilsley Bank
5.15%, 02/22/12(a)	1,350,000	1,255,500
5.25%, 09/04/12	2,000,000	1,740,000
6.38%, 09/01/11	2,250,000	2,115,000
M&T Bank Corp.
5.38%, 05/24/12(a)	1,800,000	1,854,000

Marshall & Ilsley Corp.
5.35%, 04/01/11(a)	3,000,000	2,820,000
Mellon Capital IV Series 1
6.24%, 05/20/12	2,250,000	1,755,000
Mellon Funding Corp.
6.40%, 05/14/11(a)	4,000,000	4,288,928
National City Bank
6.20%, 12/15/11	2,750,000	2,942,500
North Fork Bancorporation Inc.
5.88%, 08/15/12(a)	2,000,000	2,089,746
Northern Trust Corp.
5.30%, 08/29/11(a)	1,500,000	1,601,479
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	7,000,000	7,110,886
2.88%, 03/15/11(a)	9,450,000	9,718,884
3.13%, 10/14/11	6,156,000	6,406,534
4.75%, 11/08/11	22,425,000	24,026,874
4.75%, 10/16/12	9,800,000	10,665,723
PNC Funding Corp.
5.13%, 12/14/10	6,156,000	6,351,531
5.50%, 09/28/12	3,250,000	3,490,929
Regions Financial Corp.
6.38%, 05/15/12(a)	4,000,000	3,840,116
Royal Bank of Canada
5.65%, 07/20/11	7,724,000	8,251,550
Santander Financial Issuances Ltd.
6.38%, 02/15/11(a)	2,000,000	2,093,549
Sanwa Bank Ltd./Bank of Tokyo-Mitsubishi UFJ Ltd. New York
7.40%, 06/15/11	11,600,000	12,499,000
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,514,474
State Street Capital Trust III
8.25%, 03/15/11	3,463,000	3,428,370
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12	5,630,000	6,305,600
SunTrust Bank
6.38%, 04/01/11	6,676,000	6,971,469
SunTrust Banks Inc.
5.25%, 11/05/12	3,400,000	3,520,697
UBS Preferred Funding Trust II
7.25%, 06/26/11(a)	3,800,000	3,192,000
Union Planters Corp.
4.38%, 12/01/10	8,100,000	8,000,084
7.75%, 03/01/11(a)	2,750,000	2,744,306
US Bank N.A.
6.38%, 08/01/11	11,102,000	11,987,141
USB Capital IX
6.19%, 04/15/11	9,463,000	7,381,140
Wachovia Capital Trust III
5.80%, 03/15/11	17,867,000	12,149,560
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	15,238,000	16,226,520
5.35%, 03/15/11	3,000,000	3,144,404
Wells Fargo & Co.
4.88%, 01/12/11	12,200,000	12,672,139
5.13%, 09/01/12	3,000,000	3,199,426
5.25%, 10/23/12	23,000,000	24,786,357
5.30%, 08/26/11	11,350,000	12,073,766
6.38%, 08/01/11	5,500,000	5,905,383
Wells Fargo & Co. Series G
4.00%, 06/02/11(a)	2,100,000	2,175,777
Wells Fargo Bank N.A.
6.45%, 02/01/11	13,172,000	13,834,552
Westpac Banking Corp.
2.25%, 11/19/12	17,000,000	17,095,899

		768,831,839

BEVERAGES—1.08%
Anheuser-Busch Companies Inc.
3.00%, 10/15/12(b)	11,250,000	11,435,173
4.70%, 04/15/12	6,000,000	6,330,035
Bottling Group LLC
4.63%, 11/15/12	5,500,000	5,953,011
Coca-Cola Co. (The)
5.75%, 03/15/11	2,500,000	2,647,886
Coca-Cola Enterprises Inc.
3.75%, 03/01/12	3,600,000	3,761,931
6.13%, 08/15/11(a)	1,512,000	1,628,984
Diageo Capital PLC
5.13%, 01/30/12	4,350,000	4,636,080
Diageo Finance BV
3.88%, 04/01/11	2,250,000	2,329,007
PepsiAmericas Inc.
5.75%, 07/31/12	3,000,000	3,298,313
PepsiCo Inc.
5.15%, 05/15/12	6,700,000	7,261,502

		49,281,922
BUILDING MATERIALS—0.32%
CRH America Inc.
5.63%, 09/30/11	3,000,000	3,150,000
6.95%, 03/15/12	5,900,000	6,386,750
Lafarge SA
6.15%, 07/15/11	4,604,000	4,822,690

		14,359,440
CHEMICALS—1.00%
Chevron Phillips Chemical Co. LLC
7.00%, 03/15/11	5,128,000	5,431,360
Dow Chemical Co. (The)
4.85%, 08/15/12(a)	8,250,000	8,708,788
6.00%, 10/01/12	8,450,000	9,204,635
6.13%, 02/01/11	7,617,000	7,985,334
Monsanto Co.
7.38%, 08/15/12	1,800,000	2,073,956
Potash Corp. of Saskatchewan
7.75%, 05/31/11	4,616,000	5,039,304
Praxair Inc.
1.75%, 11/15/12	4,250,000	4,267,965
6.38%, 04/01/12	2,700,000	2,993,859

		45,705,201
COMMERCIAL SERVICES—0.21%
Science Applications International Corp.
6.25%, 07/01/12	2,700,000	2,987,244
Western Union Co.
5.40%, 11/17/11	6,226,000	6,685,805

		9,673,049
COMPUTERS—1.06%
Computer Sciences Corp.
7.38%, 06/15/11	2,000,000	2,172,901
Dell Inc.
3.38%, 06/15/12	2,500,000	2,612,961
Hewlett-Packard Co.
2.25%, 05/27/11(a)	8,100,000	8,266,067
2.95%, 08/15/12	1,500,000	1,549,236
4.25%, 02/24/12	6,902,000	7,324,079
5.25%, 03/01/12	7,000,000	7,577,996
6.50%, 07/01/12	3,000,000	3,370,269
IBM International Group Capital LLC
5.05%, 10/22/12	10,800,000	11,873,442
International Business Machines Corp.
4.95%, 03/22/11	3,550,000	3,733,618

		48,480,569

COSMETICS & PERSONAL CARE—0.32%
Avon Products Inc.
5.13%, 01/15/11	3,600,000	3,731,861
Kimberly-Clark Corp.
5.63%, 02/15/12(a)	2,900,000	3,128,698
Procter & Gamble International Funding SCA
1.35%, 08/26/11	7,750,000	7,828,535

		14,689,094
DIVERSIFIED FINANCIAL SERVICES—22.30%
American Express Co.
5.25%, 09/12/11	2,768,000	2,926,446
American Express Credit Corp.
5.00%, 12/02/10	3,825,000	3,951,482
Ameriprise Financial Inc.
5.35%, 11/15/10(a)	3,105,000	3,153,743
Bear Stearns Companies Inc. (The)
5.35%, 02/01/12	7,592,000	8,069,647
5.50%, 08/15/11	3,000,000	3,198,039
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12(a)	16,650,000	18,750,519
Boeing Capital Corp.
6.10%, 03/01/11	6,700,000	7,109,315
6.50%, 02/15/12	11,050,000	12,179,625
BP Capital Markets PLC
1.55%, 08/11/11	9,700,000	9,815,403
3.13%, 03/10/12(a)	10,078,000	10,499,741
Capital One Financial Corp.
4.80%, 02/21/12(a)	2,250,000	2,331,284
5.70%, 09/15/11	9,000,000	9,539,272
Caterpillar Financial Services Corp.
5.05%, 12/01/10	2,700,000	2,806,848
Caterpillar Financial Services Corp. Series F
5.13%, 10/12/11	6,000,000	6,379,762
Caterpillar Financial Services Corp. Series S
5.75%, 02/15/12	4,000,000	4,321,670
Citigroup Inc.
5.13%, 02/14/11	12,700,000	13,067,479
5.25%, 02/27/12	11,187,000	11,640,494
5.30%, 10/17/12	20,000,000	20,919,127
5.50%, 08/27/12(a)	8,250,000	8,643,246
5.63%, 08/27/12	10,750,000	11,126,780
6.00%, 02/21/12	9,650,000	10,139,141
6.50%, 01/18/11	18,418,000	19,157,560
ConocoPhillips Canada Funding Co.
5.30%, 04/15/12(a)	3,625,000	3,909,225
Countrywide Financial Corp.
5.80%, 06/07/12	14,100,000	15,087,001
Countrywide Home Loans Inc.
4.00%, 03/22/11	8,040,000	8,241,000
Credit Suisse (USA) Inc.
5.25%, 03/02/11(a)	3,500,000	3,655,004
5.50%, 08/16/11(a)	6,250,000	6,652,298
6.13%, 11/15/11	22,339,000	24,249,682
6.50%, 01/15/12	20,474,000	22,422,009
Diageo Investment Corp.
9.00%, 08/15/11	2,250,000	2,524,815
Eksportfinans A/S
5.00%, 02/14/12	7,116,000	7,668,784
Eksportfinans A/S Series G
5.13%, 10/26/11	7,404,000	7,942,611
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,280,674
General Electric Capital Corp.
3.50%, 08/13/12	8,500,000	8,798,595
4.25%, 12/01/10(a)	9,000,000	9,275,593
5.00%, 12/01/10	8,500,000	8,827,818
5.00%, 11/15/11	17,319,000	18,444,257
5.00%, 04/10/12	4,400,000	4,686,439
5.25%, 10/19/12	38,000,000	41,050,617
5.88%, 02/15/12	23,256,000	25,162,328
6.13%, 02/22/11	15,400,000	16,307,310

General Electric Capital Corp. Series A
4.25%, 06/15/12	4,000,000	4,185,923
4.38%, 11/21/11	8,400,000	8,848,863
5.20%, 02/01/11	8,600,000	8,990,926
5.50%, 04/28/11(a)	12,250,000	12,945,842
6.00%, 06/15/12(a)	26,250,000	28,663,701
Genworth Global Funding Trusts
5.13%, 03/15/11	2,250,000	2,273,415
5.38%, 09/15/11	2,800,000	2,833,717
Goldman Sachs Capital Trust II
5.79%, 06/01/12	12,000,000	8,760,000
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12(a)	5,250,000	5,442,199
5.00%, 01/15/11	5,600,000	5,810,115
5.30%, 02/14/12	6,500,000	6,959,364
5.45%, 11/01/12	18,700,000	20,350,526
5.70%, 09/01/12	15,750,000	17,167,209
6.60%, 01/15/12	22,859,000	25,006,043
6.88%, 01/15/11	18,100,000	19,217,858
HSBC Finance Corp.
5.25%, 01/14/11	13,550,000	14,017,756
5.70%, 06/01/11	6,750,000	7,095,577
5.90%, 06/19/12	7,000,000	7,529,834
6.38%, 10/15/11	13,676,000	14,610,061
6.75%, 05/15/11	10,700,000	11,375,827
7.00%, 05/15/12	11,400,000	12,357,959
International Lease Finance Corp.
5.00%, 09/15/12	2,500,000	2,050,000
5.30%, 05/01/12(a)	7,650,000	6,273,000
5.45%, 03/24/11	26,322,000	23,689,800
International Lease Finance Corp. Series R
5.40%, 02/15/12	7,750,000	6,355,000
Jefferies Group Inc.
7.75%, 03/15/12(a)	2,000,000	2,160,000
John Deere Capital Corp.
5.25%, 10/01/12	7,000,000	7,673,595
5.40%, 10/17/11	6,076,000	6,570,703
7.00%, 03/15/12	9,128,000	10,274,598
JPMorgan Chase & Co.
4.50%, 11/15/10(a)	3,052,000	3,144,100
4.50%, 01/15/12(a)	6,250,000	6,599,323
5.38%, 10/01/12(a)	24,800,000	26,948,530
5.60%, 06/01/11	13,100,000	13,931,829
6.63%, 03/15/12(a)	9,600,000	10,542,116
6.75%, 02/01/11	17,466,000	18,561,852
MBNA Corp. Series F
7.50%, 03/15/12(a)	4,550,000	4,935,877
Merrill Lynch & Co. Inc.
5.77%, 07/25/11(a)	10,389,000	10,949,781
6.05%, 08/15/12	14,500,000	15,639,136
Merrill Lynch & Co. Inc. Series B
4.50%, 11/04/10	5,500,000	5,619,647
Morgan Stanley
5.05%, 01/21/11	13,049,000	13,530,512
5.25%, 11/02/12	8,500,000	9,128,424
5.63%, 01/09/12(a)	14,389,000	15,350,285
5.75%, 08/31/12	8,500,000	9,216,918
6.60%, 04/01/12	18,850,000	20,656,532
6.75%, 04/15/11	24,325,000	25,945,297
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	12,104,000	13,536,630
ORIX Corp.
5.48%, 11/22/11	6,075,000	6,075,000
SLM Corp.
5.13%, 08/27/12	4,350,000	3,915,000
5.40%, 10/25/11	1,800,000	1,737,000
5.45%, 04/25/11(a)	6,231,000	6,044,070
Svensk Exportkredit AB Series D
4.88%, 09/29/11	7,850,000	8,376,731
Toyota Motor Credit Corp.
4.35%, 12/15/10	3,000,000	3,114,150
5.45%, 05/18/11(a)	6,074,000	6,460,181

Washington Mutual Financial Corp.
6.88%, 05/15/11	3,000,000	3,157,220
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,000,000	4,328,791

		1,015,847,026
ELECTRIC—3.81%
Allegheny Energy Supply Co. LLC
8.25%, 04/15/12(b)	5,200,000	5,564,000
Appalachian Power Co. Series O
5.65%, 08/15/12	2,750,000	2,982,445
Aquila Inc.
11.88%, 07/01/12	1,950,000	2,242,500
Arizona Public Service Co.
6.38%, 10/15/11	3,250,000	3,453,544
6.50%, 03/01/12	2,200,000	2,336,411
Carolina Power & Light Co.
6.50%, 07/15/12	2,500,000	2,762,069
Cincinnati Gas & Electric Co./Duke Energy Ohio Inc.
5.70%, 09/15/12	8,000,000	8,729,724
Commonwealth Edison Co.
5.40%, 12/15/11	700,000	750,058
Commonwealth Edison Co. Series 1998
6.15%, 03/15/12	4,000,000	4,373,877
Constellation Energy Group Inc.
7.00%, 04/01/12	4,700,000	5,131,154
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,893,815
Dominion Resources Inc.
5.70%, 09/17/12	3,000,000	3,304,170
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11	1,000,000	870,000
Dominion Resources Inc. Series B
6.25%, 06/30/12(a)	2,000,000	2,186,101
DPL Inc.
6.88%, 09/01/11	2,250,000	2,420,984
DTE Energy Co.
7.05%, 06/01/11	3,463,000	3,698,270
Duke Energy Corp.
6.25%, 01/15/12	3,764,000	4,086,221
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,463,494
FirstEnergy Corp.
6.45%, 11/15/11(a)	9,673,000	10,385,897
FPL Group Capital Inc.
5.63%, 09/01/11(a)	8,312,000	8,833,110
MidAmerican Energy Co.
5.65%, 07/15/12	2,700,000	2,961,164
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	1,250,000	1,291,294
5.88%, 10/01/12	3,000,000	3,318,413
Nevada Power Co. Series A
8.25%, 06/01/11	2,750,000	3,000,117
NiSource Finance Corp.
7.88%, 11/15/10	4,326,000	4,566,951
Oncor Electric Delivery Co.
6.38%, 05/01/12	4,000,000	4,375,708
Pacific Gas & Electric Co.
4.20%, 03/01/11	8,312,000	8,603,332
PacifiCorp
6.90%, 11/15/11	2,500,000	2,766,299
Pepco Holdings Inc.
6.45%, 08/15/12	7,600,000	8,254,823
PPL Energy Supply LLC
6.40%, 11/01/11	4,250,000	4,503,907
Progress Energy Inc.
6.85%, 04/15/12(a)	2,600,000	2,858,641
7.10%, 03/01/11	5,476,000	5,832,143
PSEG Power LLC
6.95%, 06/01/12	5,500,000	6,026,071
7.75%, 04/15/11	7,617,000	8,151,606
Public Service Co. of Colorado
7.88%, 10/01/12	5,500,000	6,368,536

SCANA Corp.
6.88%, 05/15/11	3,300,000	3,485,038
Southern Co.
5.30%, 01/15/12	3,600,000	3,880,474
Southern Power Co.
6.25%, 07/15/12	4,125,000	4,598,298
Tampa Electric Co.
6.38%, 08/15/12(a)	2,750,000	3,000,331
Wisconsin Energy Corp.
6.50%, 04/01/11(a)	4,849,000	5,130,470

		173,441,460
ELECTRICAL COMPONENTS & EQUIPMENT—0.05%
Emerson Electric Co.
4.63%, 10/15/12(a)	2,250,000	2,430,202

		2,430,202
ELECTRONICS—0.11%
Agilent Technologies Inc.
4.45%, 09/14/12	4,750,000	4,925,768

		4,925,768
ENVIRONMENTAL CONTROL—0.15%
Allied Waste North America Inc. Series B
5.75%, 02/15/11	4,100,000	4,264,000
Waste Management Inc.
6.38%, 11/15/12	2,200,000	2,427,965

		6,691,965
FOOD—2.52%
Campbell Soup Co.
6.75%, 02/15/11	4,800,000	5,107,998
ConAgra Foods Inc.
6.75%, 09/15/11(a)	4,849,000	5,291,016
General Mills Inc.
5.65%, 09/10/12(a)	4,500,000	4,947,113
6.00%, 02/15/12	10,294,000	11,177,055
H.J. Heinz Finance Co.
6.00%, 03/15/12(a)	4,440,000	4,803,771
6.63%, 07/15/11(a)	4,900,000	5,304,077
Hershey Co. (The)
5.30%, 09/01/11	1,000,000	1,064,271
Hormel Foods Corp.
6.63%, 06/01/11	1,000,000	1,082,580
Kellogg Co.
6.60%, 04/01/11	10,900,000	11,643,881
Kraft Foods Inc.
5.63%, 11/01/11	13,198,000	14,103,012
6.25%, 06/01/12	10,000,000	10,889,908
Kroger Co. (The)
6.20%, 06/15/12	1,500,000	1,635,577
6.75%, 04/15/12	3,500,000	3,840,160
6.80%, 04/01/11	5,718,000	6,119,487
Safeway Inc.
5.80%, 08/15/12	5,440,000	5,898,718
6.50%, 03/01/11	4,154,000	4,401,511
Sara Lee Corp.
6.25%, 09/15/11	6,926,000	7,458,142
Unilever Capital Corp.
7.13%, 11/01/10	9,498,000	10,039,954

		114,808,231
FOREST PRODUCTS & PAPER—0.07%
Celulosa Arauco y Constitucion SA
7.75%, 09/13/11	3,076,000	3,336,138

		3,336,138
GAS—0.20%
Atmos Energy Corp.
7.38%, 05/15/11(a)	1,250,000	1,344,747
KeySpan Corp.
7.63%, 11/15/10	4,826,000	5,111,971
Peoples Energy Corp. Series A
6.90%, 01/15/11	1,200,000	1,242,285

Southern California Gas Co. Series II
4.38%, 01/15/11(a)	1,500,000	1,539,966

		9,238,969
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp. (The)
7.13%, 06/01/11	2,500,000	2,666,853
Stanley Works (The)
5.90%, 12/01/10	2,020,000	1,757,400

		4,424,253
HEALTH CARE - PRODUCTS—0.30%
Covidien International Finance SA
5.45%, 10/15/12(a)	4,550,000	4,985,542
Hospira Inc.
5.55%, 03/30/12	5,050,000	5,407,937
Johnson & Johnson
5.15%, 08/15/12	3,000,000	3,305,778

		13,699,257
HEALTH CARE - SERVICES—0.61%
Aetna Inc.
5.75%, 06/15/11	4,854,000	5,123,807
Anthem Inc.
6.80%, 08/01/12	4,750,000	5,260,169
UnitedHealth Group Inc.
5.25%, 03/15/11	6,604,000	6,878,897
5.50%, 11/15/12	1,650,000	1,785,116
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,616,032
WellPoint Inc.
5.00%, 01/15/11	6,926,000	7,181,924

		27,845,945
HOME FURNISHINGS—0.12%
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,516,470

		5,516,470
HOUSEHOLD PRODUCTS & WARES—0.28%
Clorox Co.
5.45%, 10/15/12	4,400,000	4,801,843
Fortune Brands Inc.
3.00%, 06/01/12	2,000,000	2,004,236
5.13%, 01/15/11	5,564,000	5,714,410

		12,520,489
HOUSEWARES—0.03%
Newell Rubbermaid Inc.
6.75%, 03/15/12	1,350,000	1,448,601

		1,448,601
INSURANCE—2.02%
Allstate Corp. (The)
6.13%, 02/15/12(a)	2,100,000	2,269,196
American International Group Inc.
4.95%, 03/20/12(a)	6,400,000	6,080,000
5.38%, 10/18/11	2,500,000	2,387,500
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	6,000,000	6,326,191
4.20%, 12/15/10(a)	5,128,000	5,255,619
4.75%, 05/15/12	2,400,000	2,587,167
Berkshire Hathaway Inc.
5.13%, 09/15/12	8,500,000	9,325,373
Chubb Corp.
6.00%, 11/15/11	3,202,000	3,464,973

CNA Financial Corp.
6.00%, 08/15/11	1,950,000	1,992,169
Genworth Financial Inc.
5.65%, 06/15/12(a)	2,750,000	2,695,000
Hartford Financial Services Group Inc.
5.25%, 10/15/11	6,018,000	6,227,890
Lincoln National Corp.
5.65%, 08/27/12	2,250,000	2,354,003
6.20%, 12/15/11	2,000,000	2,108,926
MetLife Inc.
6.13%, 12/01/11	6,618,000	7,108,549
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,204,374
6.25%, 11/15/11	2,575,000	2,587,875
Principal Life Income Fundings Trusts
5.13%, 03/01/11	2,250,000	2,324,659
5.15%, 06/17/11	3,000,000	3,123,798
Progressive Corp. (The)
6.38%, 01/15/12	2,000,000	2,133,319
Protective Life Secured Trust
5.45%, 09/28/12(a)	1,500,000	1,594,452
Protective Life Secured Trust Series 2004-A
4.00%, 04/01/11	2,700,000	2,755,886
Prudential Financial Inc.
5.10%, 12/14/11	2,400,000	2,520,112
Prudential Financial Inc. Series D
3.63%, 09/17/12	3,000,000	3,065,750
5.80%, 06/15/12(a)	2,500,000	2,669,677
Travelers Companies Inc. (The)
5.38%, 06/15/12(a)	1,500,000	1,611,071
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	4,075,000	4,241,888

		92,015,417
INTERNET—0.10%
Thomson Reuters Corp.
6.20%, 01/05/12	4,200,000	4,582,372

		4,582,372
IRON & STEEL—0.07%
Nucor Corp.
4.88%, 10/01/12(a)	3,000,000	3,255,121

		3,255,121
LODGING—0.05%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,283,437

		2,283,437
MANUFACTURING—0.87%
Dover Corp.
6.50%, 02/15/11	2,750,000	2,932,082
Eaton Corp.
5.75%, 07/15/12	2,400,000	2,609,277
Honeywell International Inc.
5.63%, 08/01/12	2,500,000	2,751,058
6.13%, 11/01/11	5,800,000	6,390,791
3M Co. Series E
4.50%, 11/01/11	7,000,000	7,497,003
Tyco Electronics Group SA
6.00%, 10/01/12	6,000,000	6,359,999
Tyco International Finance SA
6.75%, 02/15/11	3,300,000	3,479,103
Tyco International Group SA
6.38%, 10/15/11(a)	6,854,000	7,380,928

		39,400,241

MEDIA—2.71%
Comcast Cable Communications Inc.
6.75%, 01/30/11(a)	11,775,000	12,483,715
Comcast Cable Holdings LLC
9.80%, 02/01/12	2,750,000	3,135,000
Comcast Corp.
5.45%, 11/15/10	3,500,000	3,631,972
5.50%, 03/15/11	2,250,000	2,363,185
COX Communications Inc.
6.75%, 03/15/11	2,774,000	2,947,658
7.13%, 10/01/12	10,400,000	11,752,170
7.75%, 11/01/10	4,750,000	5,005,312
Reed Elsevier Capital Inc.
4.63%, 06/15/12	3,000,000	3,124,042
6.75%, 08/01/11	4,500,000	4,826,855
Time Warner Cable Inc.
5.40%, 07/02/12	13,200,000	14,220,396
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,622,837
Time Warner Inc.
5.50%, 11/15/11(a)	8,500,000	9,086,109
6.75%, 04/15/11	7,654,000	8,165,998
6.88%, 05/01/12	12,500,000	13,835,618
Viacom Inc.
6.63%, 05/15/11	5,820,000	6,111,000
Viacom Inc./CBS Corp.
5.63%, 08/15/12	5,450,000	5,668,000
Walt Disney Co. (The)
5.70%, 07/15/11	5,540,000	5,961,509
6.38%, 03/01/12	7,600,000	8,433,862

		123,375,238
MINING—0.69%
Alcan Inc.
4.88%, 09/15/12	7,000,000	7,328,649
6.45%, 03/15/11	2,250,000	2,370,439
Alcoa Inc.
6.50%, 06/01/11(a)	7,063,000	7,380,835
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12	6,156,000	6,649,329
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,467,354
Xstrata Canada Corp.
7.25%, 07/15/12	2,000,000	2,160,000
8.38%, 02/15/11	2,725,000	2,888,500

		31,245,106
MULTI-NATIONAL—10.65%
African Development Bank
1.75%, 10/01/12	8,000,000	8,072,826
1.88%, 01/23/12	6,926,000	7,057,487
Asian Development Bank
2.13%, 03/15/12	10,300,000	10,559,583
4.50%, 09/04/12	3,000,000	3,255,202
Asian Development Bank Series G
3.00%, 02/15/11(a)	9,700,000	9,989,046
Corporacion Andina de Fomento
6.88%, 03/15/12	3,600,000	3,885,011
European Bank for Reconstruction and Development
1.25%, 06/10/11	9,260,000	9,341,615
European Investment Bank
1.75%, 09/14/12	35,000,000	35,383,145
2.63%, 05/16/11	38,101,000	39,220,240
2.63%, 11/15/11	20,750,000	21,445,407
3.13%, 07/15/11	24,200,000	25,144,088
3.25%, 02/15/11	41,300,000	42,684,719
3.25%, 10/14/11	25,889,000	27,071,265
4.63%, 03/21/12	38,028,000	41,089,494

European Investment Bank Series E
2.00%, 02/10/12	27,654,000	28,248,027
Inter-American Development Bank
3.25%, 11/15/11	10,226,000	10,696,226
4.38%, 09/20/12	12,000,000	12,971,297
4.75%, 10/19/12	4,050,000	4,434,705
5.00%, 04/05/11	10,900,000	11,540,149
Inter-American Development Bank Series G
1.50%, 06/23/11(a)	7,500,000	7,595,475
1.75%, 10/22/12	24,800,000	25,052,635
International Bank for Reconstruction and Development
1.65%, 05/18/11(a)	5,150,000	5,183,630
2.00%, 04/02/12(a)	39,158,000	40,073,103
3.13%, 11/15/11	5,400,000	5,605,740
3.38%, 12/10/10	2,750,000	2,811,050
International Finance Corp.
4.75%, 04/25/12	8,300,000	9,011,067
5.13%, 05/02/11	14,026,000	14,926,837
Nordic Investment Bank
2.38%, 12/15/11	9,500,000	9,778,562
3.13%, 02/15/11	3,300,000	3,401,658
4.88%, 03/15/11	9,100,000	9,603,709

		485,132,998
OFFICE & BUSINESS EQUIPMENT—0.31%
Pitney Bowes Inc.
4.63%, 10/01/12	1,500,000	1,603,491
Xerox Corp.
5.50%, 05/15/12	4,750,000	5,028,689
6.88%, 08/15/11	6,926,000	7,397,124

		14,029,304
OIL & GAS—3.22%
Anadarko Finance Co.
6.75%, 05/01/11	6,926,000	7,371,932
Apache Corp.
6.25%, 04/15/12(a)	2,400,000	2,658,535
Burlington Resources Finance Co.
6.50%, 12/01/11	3,500,000	3,820,921
6.68%, 02/15/11	2,700,000	2,866,020
Canadian Natural Resources Ltd.
5.45%, 10/01/12	1,200,000	1,300,907
6.70%, 07/15/11(a)	2,750,000	2,964,816
Chevron Corp.
3.45%, 03/03/12	12,224,000	12,833,273
Conoco Funding Co.
6.35%, 10/15/11	15,041,000	16,511,547
ConocoPhillips
4.75%, 10/15/12(a)	6,000,000	6,492,675
Devon Financing Corp. ULC
6.88%, 09/30/11	12,731,000	13,922,516
EnCana Corp.
6.30%, 11/01/11	3,550,000	3,846,686
Enterprise Products Operating LP
7.50%, 02/01/11	3,500,000	3,716,078
Hess Corp.
6.65%, 08/15/11	6,062,000	6,546,903
Husky Energy Inc.
6.25%, 06/15/12(a)	2,000,000	2,182,697
Kerr-McGee Corp.
6.88%, 09/15/11	4,000,000	4,325,266
Marathon Oil Canada Corp.
8.38%, 05/01/12	5,000,000	5,633,910
Marathon Oil Corp.
6.00%, 07/01/12	2,700,000	2,945,345
Murphy Oil Corp.
6.38%, 05/01/12	750,000	795,001
Nabors Industries Inc.
5.38%, 08/15/12	2,250,000	2,396,649

Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,761,285
Ocean Energy Inc.
7.25%, 10/01/11	3,200,000	3,503,184
Shell International Finance BV
1.30%, 09/22/11	9,000,000	9,073,930
4.95%, 03/22/12	2,250,000	2,438,645
5.63%, 06/27/11(a)	10,389,000	11,165,249
Valero Energy Corp.
6.88%, 04/15/12	6,800,000	7,414,559
XTO Energy Inc.
5.90%, 08/01/12	2,250,000	2,442,861
7.50%, 04/15/12	4,200,000	4,675,141

		146,606,531
OIL & GAS SERVICES—0.17%
Weatherford International Inc.
5.95%, 06/15/12(a)	7,100,000	7,643,810

		7,643,810
PACKAGING & CONTAINERS—0.06%
Pactiv Corp.
5.88%, 07/15/12	2,550,000	2,726,601

		2,726,601
PHARMACEUTICALS—2.31%
Abbott Laboratories
3.75%, 03/15/11	3,300,000	3,426,237
5.60%, 05/15/11	10,956,000	11,721,900
AmerisourceBergen Corp.
5.63%, 09/15/12(a)	5,750,000	6,230,445
AstraZeneca PLC
5.40%, 09/15/12	11,000,000	12,182,211
Eli Lilly and Co.
3.55%, 03/06/12	6,250,000	6,569,385
6.00%, 03/15/12	5,128,000	5,669,321
Express Scripts Inc.
5.25%, 06/15/12(a)	7,155,000	7,635,509
McKesson Corp.
7.75%, 02/01/12	2,500,000	2,755,313
Merck & Co. Inc.
1.88%, 06/30/11	12,150,000	12,342,932
Pfizer Inc.
4.45%, 03/15/12	24,142,000	25,736,451
Wyeth
6.95%, 03/15/11	10,240,000	10,995,909

		105,265,613
PIPELINES—1.48%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	4,849,000	5,142,546
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11(a)	4,849,000	5,233,461
Energy Transfer Partners
5.65%, 08/01/12(a)	2,500,000	2,674,899
Enterprise Products Operating LLC
7.63%, 02/15/12	2,500,000	2,770,122
Enterprise Products Operating LP
4.60%, 08/01/12	5,250,000	5,531,997
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	4,000,000	4,341,414
6.75%, 03/15/11	4,154,000	4,419,561
7.13%, 03/15/12	4,100,000	4,513,983
7.50%, 11/01/10	2,000,000	2,110,486
Nustar Pipeline Operating Partnership LP
7.75%, 02/15/12	2,415,000	2,598,703
ONEOK Inc.
7.13%, 04/15/11(a)	2,750,000	2,918,057
ONEOK Partners LP
5.90%, 04/01/12	2,250,000	2,395,727
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,686,403

Texas Eastern Transmission LP
7.30%, 12/01/10	3,000,000	3,144,055
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	2,500,000	2,687,500
8.88%, 07/15/12	2,000,000	2,290,000
Williams Companies Inc. (The)
7.13%, 09/01/11(a)	3,000,000	3,195,000
8.13%, 03/15/12(a)	5,326,000	5,778,710

		67,432,624
REAL ESTATE—0.05%
Liberty Property LP
7.25%, 03/15/11	2,000,000	2,071,000

		2,071,000
REAL ESTATE INVESTMENT TRUSTS—0.81%
ERP Operating LP
5.50%, 10/01/12	1,350,000	1,424,250
6.63%, 03/15/12	2,875,000	3,090,625
HCP Inc.
6.45%, 06/25/12	1,250,000	1,300,000
Health Care Property Investors Inc.
5.95%, 09/15/11	2,000,000	2,075,000
Healthcare Realty Trust Inc.
8.13%, 05/01/11	900,000	945,000
Mack-Cali Realty LP
7.75%, 02/15/11	1,500,000	1,567,500
Nationwide Health Properties Inc.
6.50%, 07/15/11(b)	2,000,000	2,080,000
ProLogis
5.50%, 04/01/12	1,500,000	1,522,500
Regency Centers LP
6.75%, 01/15/12	2,750,000	2,887,500
Simon Property Group LP
5.00%, 03/01/12	2,750,000	2,862,406
5.38%, 06/01/11	6,926,000	7,237,669
5.60%, 09/01/11	4,100,000	4,294,750
5.75%, 05/01/12	2,000,000	2,110,338
6.35%, 08/28/12	3,300,000	3,564,000

		36,961,538
RETAIL—1.97%
AutoZone Inc.
5.88%, 10/15/12	3,000,000	3,256,850
Costco Wholesale Corp.
5.30%, 03/15/12	7,378,000	8,014,547
CVS Caremark Corp.
5.75%, 08/15/11	6,926,000	7,430,490
6.30%, 06/01/12	4,600,000	3,956,000
Darden Restaurants Inc.
5.63%, 10/15/12(a)	3,250,000	3,520,016
Home Depot Inc. (The)
5.20%, 03/01/11	5,540,000	5,795,510
Kohl’s Corp.
6.30%, 03/01/11(a)	2,250,000	2,372,756
Lowe’s Companies Inc.
5.60%, 09/15/12	7,500,000	8,314,256
McDonald’s Corp.
5.75%, 03/01/12	2,700,000	2,940,126
Staples Inc.
7.75%, 04/01/11	5,750,000	6,210,000
Target Corp.
5.88%, 03/01/12	7,100,000	7,767,475
6.35%, 01/15/11	6,926,000	7,333,458
Tricon Global Restaurants Inc.
8.88%, 04/15/11	5,540,000	6,024,172
Wal-Mart Stores Inc.
4.13%, 02/15/11	13,852,000	14,367,368
Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,522,660

		89,825,684

SAVINGS & LOANS—0.07%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,174,739

		3,174,739
SOFTWARE—0.66%
Dun & Bradstreet Corp. (The)
5.50%, 03/15/11	3,500,000	3,615,894
Fiserv Inc.
6.13%, 11/20/12	6,600,000	7,240,241
Intuit Inc.
5.40%, 03/15/12(a)	3,000,000	3,185,163
Oracle Corp.
5.00%, 01/15/11	15,503,000	16,235,801

		30,277,099
TELECOMMUNICATIONS—7.38%
Alltel Corp.
7.00%, 07/01/12	4,875,000	5,445,968
AT&T Corp.
7.30%, 11/15/11	9,426,000	10,492,850
AT&T Inc.
5.88%, 08/15/12	6,500,000	7,168,440
AT&T Wireless Services Inc.
6.50%, 12/15/11	7,500,000	8,248,400
8.13%, 05/01/12	14,300,000	16,391,471
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	27,636,000	29,894,923
BellSouth Corp.
6.00%, 10/15/11	5,000,000	5,432,094
British Telecom PLC
9.13%, 12/15/10	20,639,000	22,186,927
CenturyTel Inc.
7.88%, 08/15/12	1,600,000	1,760,000
Cisco Systems Inc.
5.25%, 02/22/11	20,698,000	21,828,466
Deutsche Telekom International Finance BV
5.38%, 03/23/11	5,000,000	5,243,060
France Telecom SA
7.75%, 03/01/11	22,839,000	24,685,489
Motorola Inc.
8.00%, 11/01/11	6,500,000	7,036,250
Qwest Corp.
7.88%, 09/01/11	6,654,000	6,903,525
8.88%, 03/15/12	10,554,000	11,187,239
Rogers Communications Inc.
7.88%, 05/01/12	2,250,000	2,551,539
Rogers Wireless Inc.
9.63%, 05/01/11	3,463,000	3,809,300
SBC Communications Inc.
5.88%, 02/01/12	4,600,000	5,015,867
6.25%, 03/15/11	7,900,000	8,402,112
Telecom Italia Capital SA
6.20%, 07/18/11(a)	10,389,000	11,057,384
Telefonica Emisiones SAU
5.98%, 06/20/11(a)	6,389,000	6,820,769
Telstra Corp. Ltd.
6.38%, 04/01/12(a)	2,550,000	2,790,580
TELUS Corp.
8.00%, 06/01/11	13,176,000	14,408,285
Verizon Communications Inc.
5.35%, 02/15/11(a)	4,000,000	4,190,053
6.88%, 06/15/12	3,250,000	3,661,581
7.38%, 09/01/12	12,000,000	13,733,329
Verizon Global Funding Corp.
7.25%, 12/01/10	7,750,000	8,225,846
Verizon Maryland Inc. Series A
6.13%, 03/01/12	4,000,000	4,287,593
Verizon New England Inc.
6.50%, 09/15/11	15,782,000	16,976,583

Verizon New Jersey Inc. Series A
5.88%, 01/17/12	4,000,000	4,294,914
Verizon New York Inc.
6.88%, 04/01/12	2,750,000	2,997,827
Verizon Pennsylvania Inc.
5.65%, 11/15/11	9,200,000	9,720,470
Verizon Wireless Capital LLC
3.75%, 05/20/11	13,730,000	14,205,525
5.25%, 02/01/12	6,000,000	6,456,251
Vodafone Group PLC
5.35%, 02/27/12(a)	2,250,000	2,425,322
5.50%, 06/15/11(a)	5,820,000	6,190,170

		336,126,402
TRANSPORTATION—0.65%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12(a)	3,200,000	3,516,631
6.75%, 07/15/11	3,000,000	3,255,915
Canadian National Railway Co.
6.38%, 10/15/11	2,000,000	2,191,359
CSX Corp.
6.30%, 03/15/12(a)	3,325,000	3,623,421
6.75%, 03/15/11	4,300,000	4,580,610
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,747,965
Norfolk Southern Corp.
6.75%, 02/15/11	1,250,000	1,327,124
Union Pacific Corp.
6.50%, 04/15/12(a)	2,500,000	2,762,193
6.65%, 01/15/11	6,320,000	6,683,558

		29,688,776

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,980,912,646)		4,096,580,565

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—7.98%
Banque Centrale de Tunisie
7.38%, 04/25/12	4,750,000	5,201,250
Brazil (Federative Republic of)
10.00%, 08/07/11	3,000,000	3,420,000
11.00%, 01/11/12	6,000,000	7,155,000
Canada (Government of)
3.75%, 07/15/11	4,950,000	5,196,948
Canada Mortgage & Housing Corp.
5.00%, 09/01/11(a)	6,500,000	6,975,812
Chile (Republic of)
7.13%, 01/11/12	5,500,000	6,160,000
Export Development Canada
1.75%, 09/24/12	6,000,000	6,064,100
2.38%, 03/19/12	6,000,000	6,174,064
2.63%, 03/15/11	8,300,000	8,529,117
2.63%, 11/15/11(a)	16,196,000	16,738,786
4.50%, 10/25/12(a)	6,450,000	7,022,821
Hydro-Quebec
6.30%, 05/11/11	4,389,000	4,726,515
Italy (Republic of)
2.13%, 10/05/12	24,000,000	24,310,975
3.50%, 07/15/11(a)	16,675,000	17,370,928
5.63%, 06/15/12(a)	21,750,000	23,994,148
6.00%, 02/22/11(a)	10,800,000	11,491,109
Japan (Government of)
4.75%, 05/25/11	4,000,000	4,231,360
Japan Finance Corp.
2.00%, 06/24/11	17,900,000	18,233,391
2.13%, 11/05/12	25,500,000	25,837,771
Japan Finance Organization for Municipal Enterprises
5.88%, 03/14/11	6,300,000	6,704,953

Malaysia (Government of)
7.50%, 07/15/11	11,853,000	12,955,861
Manitoba (Province of)
5.00%, 02/15/12	3,300,000	3,537,565
Nova Scotia (Province of)
5.75%, 02/27/12	4,250,000	4,587,271
Ontario (Province of)
1.88%, 11/19/12	25,500,000	25,644,802
2.63%, 01/20/12	10,428,000	10,743,890
2.75%, 02/22/11	21,701,000	22,262,763
3.38%, 05/20/11	2,250,000	2,337,978
4.95%, 06/01/12(a)	8,850,000	9,622,233
5.00%, 10/18/11	2,700,000	2,904,241
5.13%, 07/17/12(a)	3,500,000	3,830,034
Peru (Republic of)
9.13%, 02/21/12	2,750,000	3,196,875
Poland (Republic of)
6.25%, 07/03/12(a)	10,000,000	10,890,000
Quebec (Province of)
6.13%, 01/22/11(a)	9,003,000	9,547,068
South Africa (Republic of)
7.38%, 04/25/12(a)	6,500,000	7,117,500
United Mexican States
7.50%, 01/14/12(a)	6,250,000	6,921,250
8.38%, 01/14/11	10,940,000	11,787,303

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $358,111,757)		363,425,682

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.81%

MONEY MARKET FUNDS—3.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	127,797,612	127,797,612
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	17,742,326	17,742,326
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	27,796,660	27,796,660

		173,336,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,336,598)		173,336,598

TOTAL INVESTMENTS IN SECURITIES—101.72%
(Cost: $4,512,361,001)		4,633,342,845
Other Assets, Less Liabilities—(1.72)%		(78,140,664)

NET ASSETS—100.00%		$4,555,202,181

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.16%
U.S. Treasury Notes
0.88%, 12/31/10(a)	$102,863,000	$103,489,437
0.88%, 01/31/11	109,236,000	109,941,669
0.88%, 02/28/11	305,038,000	306,990,240
0.88%, 03/31/11	118,342,000	119,136,063
0.88%, 04/30/11(a)	113,791,000	114,549,986
0.88%, 05/31/11	204,861,000	206,270,452
1.00%, 07/31/11	182,091,000	183,607,818
1.00%, 08/31/11	211,235,000	212,943,904
1.00%, 09/30/11(a)	236,760,000	238,573,596
1.13%, 06/30/11	152,040,000	153,650,101
1.13%, 01/15/12	167,523,000	168,858,153
1.25%, 11/30/10	123,808,000	124,986,656
1.38%, 02/15/12	218,522,000	221,391,203
1.38%, 03/15/12	245,844,000	249,044,894
1.38%, 04/15/12	245,844,000	249,000,610
1.38%, 05/15/12	229,450,000	232,286,002
1.38%, 09/15/12	449,414,000	453,966,600
1.38%, 10/15/12	9,110,000	9,195,269
1.50%, 11/01/10	123,808,000	125,199,603
1.50%, 07/15/12(a)	209,413,000	212,652,629
1.75%, 11/15/11	256,792,000	262,338,717
1.75%, 08/15/12(a)	309,593,000	316,057,292
1.88%, 06/15/12(a)	229,450,000	235,181,682
2.00%, 09/30/10	86,000	87,258
2.38%, 08/31/10	1,000	1,016
3.88%, 07/15/10	171,000	174,926
3.88%, 09/15/10	86,000	88,468
4.13%, 08/15/10	86,000	88,367
4.25%, 10/15/10	109,236,000	113,033,041
4.25%, 01/15/11(a)	182,091,000	190,266,868
4.25%, 09/30/12	77,374,000	84,428,958
4.38%, 12/15/10	182,091,000	189,822,575
4.50%, 05/15/10	109,000	111,150
4.50%, 11/15/10	145,664,000	151,534,258
4.50%, 02/28/11	125,630,000	132,140,155
4.50%, 09/30/11	179,362,000	192,256,340
4.50%, 11/30/11	136,558,000	147,004,699
4.50%, 03/31/12	22,720,000	24,650,746
4.63%, 08/31/11	183,913,000	197,123,482
4.63%, 10/31/11(a)	145,664,000	156,855,374
4.63%, 12/31/11	145,664,000	157,439,478
4.63%, 02/29/12	22,720,000	24,678,465
4.63%, 07/31/12	253,128,000	277,942,123
4.75%, 03/31/11	129,273,000	136,838,052
4.75%, 01/31/12	136,558,000	148,392,116
4.75%, 05/31/12	50,042,000	54,861,043
4.88%, 04/30/11	1,706,000	1,813,614

4.88%, 05/31/11	126,541,000	135,040,763
4.88%, 07/31/11	68,254,000	73,261,113
5.00%, 02/15/11	200,307,000	211,676,445
5.00%, 08/15/11	1,590,000	1,713,432
5.13%, 06/30/11	190,290,000	204,264,915
5.75%, 08/15/10	86,000	89,363

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,518,908,258)		7,616,991,179

Security	Shares	Value
SHORT-TERM INVESTMENTS—2.74%

MONEY MARKET FUNDS—2.74%
Barclays Global Investors Funds Government Money Market Fund, SL Agency Shares
0.08%(b)(c)(d)	190,589,125	190,589,125
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	19,954,979	19,954,979

		210,544,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,544,104)		210,544,104

TOTAL INVESTMENTS IN SECURITIES—101.90%
(Cost: $7,729,452,362)		7,827,535,283
Other Assets, Less Liabilities—(1.90)%		(145,941,262)

NET ASSETS—100.00%		$7,681,594,021

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.66%
U.S. Treasury Notes
1.75%, 01/31/14(a)	$7,900,000	$7,935,155
1.88%, 04/30/14	27,255,000	27,381,462
2.38%, 10/31/14(a)	43,450,000	44,271,208
2.63%, 06/30/14(a)	33,575,000	34,771,276
2.63%, 07/31/14	39,500,000	40,864,331
2.63%, 04/30/16	35,708,000	35,986,879
2.75%, 02/28/13	60,593,000	63,609,919
2.75%, 11/16/16	21,684,000	21,767,052
3.13%, 10/31/16(a)	71,890,000	74,010,034
3.25%, 06/30/16(a)	18,012,000	18,809,212
3.25%, 07/31/16(a)	52,061,000	54,299,108
3.38%, 06/30/13	10,112,000	10,838,952
3.63%, 05/15/13	6,794,000	7,334,599
3.88%, 02/15/13(a)	53,870,000	58,446,795
4.00%, 02/15/15(a)	27,729,000	30,389,876
4.13%, 05/15/15(a)	6,162,000	6,787,751
4.25%, 08/15/13	43,450,000	47,944,034
4.25%, 11/15/13(a)	14,200,000	15,702,502
4.25%, 08/15/14(a)	89,507,000	99,351,876
4.25%, 11/15/14(a)	42,897,000	47,580,923
4.25%, 08/15/15(a)	41,396,000	45,788,944
4.63%, 07/31/12(a)	25,122,000	27,584,708
4.75%, 05/15/14(a)	51,034,000	57,665,870
5.13%, 05/15/16(a)	15,800,000	18,317,256

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $874,330,190)		897,439,722

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.01%

MONEY MARKET FUNDS—45.01%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	356,431,706	356,431,706
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	49,483,925	49,483,925
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	3,513,330	3,513,330

		409,428,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,428,961)	409,428,961
TOTAL INVESTMENTS IN SECURITIES—143.67%
(Cost: $1,283,759,151)	1,306,868,683
Other Assets, Less Liabilities—(43.67)%	(397,210,226)
NET ASSETS—100.00%	$909,658,456

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

November 30, 2009

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.56%
U.S. Treasury Bonds
7.50%, 11/15/16(a)	$63,408,000	$82,775,342
U.S. Treasury Notes
2.75%, 02/15/19(a)	1,189,171,000	1,149,916,430
3.13%, 05/15/19	294,780,000	293,350,288
3.38%, 11/15/19	144,500,000	146,611,132
3.50%, 02/15/18	153,170,000	159,059,388
3.63%, 08/15/19	294,780,000	304,988,223
3.88%, 05/15/18(a)	136,159,000	144,858,198
4.00%, 08/15/18	177,485,000	189,953,325
4.25%, 11/15/17(a)	105,021,000	115,082,014
4.50%, 05/15/17(a)	224,475,000	250,574,688
4.63%, 11/15/16(a)	142,102,000	160,174,525
4.63%, 02/15/17(a)	193,337,000	217,726,459
4.75%, 08/15/17(a)	213,151,000	241,353,015
4.88%, 08/15/16(a)	80,392,000	91,900,111

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,437,775,277)		3,548,323,138

Security	Shares	Value

SHORT-TERM INVESTMENTS—18.76%

MONEY MARKET FUNDS—18.76%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	578,776,744	578,776,744
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	80,352,405	80,352,405
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	16,357,237	16,357,237

		675,486,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $675,486,386)		675,486,386

TOTAL INVESTMENTS IN SECURITIES—117.32%
(Cost: $4,113,261,663)		4,223,809,524
Other Assets, Less Liabilities—(17.32)%		(623,695,609)

NET ASSETS—100.00%		$3,600,113,915

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.46%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,142,000	$2,483,713
5.25%, 02/15/29	1,050,000	1,215,700
5.50%, 08/15/28(a)	27,237,000	32,475,765
6.00%, 02/15/26(a)	5,628,000	7,048,845
6.13%, 11/15/27	966,000	1,229,071
6.25%, 08/15/23	15,834,000	20,070,545
6.38%, 08/15/27	12,600,000	16,428,761
6.50%, 11/15/26(a)	18,564,000	24,449,901
6.63%, 02/15/27	12,600,000	16,792,901
7.25%, 08/15/22	6,300,000	8,614,431
7.63%, 02/15/25	13,377,000	19,209,908
7.88%, 02/15/21	28,770,000	40,564,550
8.00%, 11/15/21(a)	17,955,000	25,732,746
8.50%, 02/15/20	2,940,000	4,263,558
8.75%, 08/15/20	6,300,000	9,332,757
8.88%, 02/15/19(a)	2,751,000	4,008,097

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $228,090,271)		233,921,249

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.24%

MONEY MARKET FUNDS—14.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	28,398,318	28,398,318
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	3,942,580	3,942,580
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	1,477,714	1,477,714

		33,818,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,818,612)		33,818,612

TOTAL INVESTMENTS IN SECURITIES—112.70%
(Cost: $261,908,883)		267,739,861
Other Assets, Less Liabilities—(12.70)%		(30,167,659)

NET ASSETS—100.00%		$237,572,202

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.87%
U.S. Treasury Bonds
3.50%, 02/15/39(a)	$225,198,000	$198,525,544
4.25%, 05/15/39(a)	315,962,000	318,404,396
4.38%, 02/15/38(a)	138,678,000	142,653,894
4.38%, 11/15/39	146,792,000	151,264,760
4.50%, 02/15/36(a)	224,302,000	236,026,243
4.50%, 05/15/38(a)	186,158,000	195,495,669
4.50%, 08/15/39	357,380,000	375,445,559
4.75%, 02/15/37(a)	128,624,000	140,395,659
5.00%, 05/15/37(a)	130,956,000	148,573,515
5.38%, 02/15/31(a)	131,186,000	154,517,435
6.25%, 05/15/30(a)	132,834,000	172,871,504

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,336,018,444)		2,234,174,178

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.90%

MONEY MARKET FUNDS—41.90%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	813,578,361	813,578,361
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	112,950,251	112,950,251
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	20,320,197	20,320,197

		946,848,809

TOTAL SHORT-TERM INVESTMENTS
(Cost: $946,848,809)		946,848,809

TOTAL INVESTMENTS IN SECURITIES—140.77%
(Cost: $3,282,867,253)		3,181,022,987
Other Assets, Less Liabilities—(40.77)%		(921,229,605)

NET ASSETS—100.00%		$2,259,793,382

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—93.13%
Federal Home Loan Bank
1.63%, 07/27/11(a)	$14,145,000	$14,362,496
3.63%, 10/18/13	16,100,000	17,196,829
4.00%, 09/06/13	13,800,000	14,928,430
5.00%, 11/17/17(a)	12,650,000	14,078,157
5.38%, 08/19/11(a)	18,400,000	19,872,627
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	14,375,000	14,615,456
2.13%, 03/23/12	2,300,000	2,358,579
2.13%, 09/21/12	2,300,000	2,358,469
4.38%, 07/17/15	9,200,000	10,089,718
4.50%, 07/15/13	16,100,000	17,731,985
4.88%, 06/13/18(a)	4,945,000	5,470,684
5.25%, 07/18/11	23,000,000	24,723,926
6.25%, 07/15/32(a)	2,208,000	2,692,021
Federal National Mortgage Association
1.75%, 03/23/11	6,900,000	7,010,176
2.88%, 10/12/10	13,294,000	13,578,146
3.63%, 08/15/11	8,395,000	8,815,394
4.13%, 04/15/14	3,565,000	3,882,587
4.75%, 12/15/10(a)	23,621,000	24,676,141
5.00%, 02/13/17	4,600,000	5,173,511
5.38%, 07/15/16	4,370,000	5,010,611
6.63%, 11/15/30	3,979,000	5,008,437

		233,634,380

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $228,909,829)		233,634,380

Security	Principal	Value

CORPORATE BONDS & NOTES—5.53%

BANKS—5.53%
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	13,225,000	13,869,096

		13,869,096

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,653,740)		13,869,096

Security	Shares	Value

SHORT-TERM INVESTMENTS—31.02%

MONEY MARKET FUNDS—31.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	65,492,471	65,492,471
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	902,414	9,092,414
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	3,230,073	3,230,073

		77,814,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,814,958)		77,814,958

TOTAL INVESTMENTS IN SECURITIES—129.68%
(Cost: $320,378,527)		325,318,434
Other Assets, Less Liabilities—(29.68)%		(74,451,898)

NET ASSETS—100.00%		$250,866,536

FDIC - Federal Deposit Insurance Corporation

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—23.60%

AEROSPACE & DEFENSE—0.11%
Lockheed Martin Corp.
6.15%, 09/01/36(a)	$2,400,000	$2,616,858
Raytheon Co.
6.40%, 12/15/18(a)	4,284,000	5,056,553
United Technologies Corp.
6.13%, 02/01/19	2,017,000	2,309,370
6.13%, 07/15/38	2,017,000	2,276,665

		12,259,446
AGRICULTURE—0.35%
Altria Group Inc.
9.70%, 11/10/18	20,014,000	24,607,124
Archer-Daniels-Midland Co.
6.45%, 01/15/38	2,080,000	2,377,274
Philip Morris International Inc.
5.65%, 05/16/18	2,021,000	2,190,007
Reynolds American Inc.
6.75%, 06/15/17	9,578,000	9,918,857

		39,093,262
AUTO MANUFACTURERS—0.23%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,932,000	26,205,540

		26,205,540
BANKS—3.56%
Bank of America Corp.
4.88%, 01/15/13	23,932,000	24,965,125
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	64,541,000	67,684,334
Bank of America N.A.
6.00%, 10/15/36(a)	10,189,000	9,730,868
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	5,074,000	5,411,603
BB&T Corp.
5.20%, 12/23/15	3,001,000	3,192,297
6.85%, 04/30/19(a)	1,819,000	2,083,498
Deutsche Bank AG London
6.00%, 09/01/17	14,352,000	15,892,383
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	23,932,000	25,356,530
KeyCorp
6.50%, 05/14/13	5,040,000	5,235,048
KfW
3.25%, 10/14/11	57,436,000	59,949,681
4.88%, 06/17/19	5,505,000	6,113,920
KfW Series G
4.38%, 03/15/18(a)	5,195,000	5,593,938
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,147,000	21,387,890

PNC Funding Corp.
5.25%, 11/15/15(a)	10,090,000	10,640,445
5.40%, 06/10/14	998,000	1,074,347
6.70%, 06/10/19	998,000	1,125,120
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,742,000	3,218,569
SunTrust Bank
6.00%, 09/11/17	2,288,000	2,337,271
UBS AG Stamford
5.88%, 12/20/17	10,189,000	10,533,344
UBS Preferred Funding Trust II
7.25%, 06/26/11(a)	1,967,000	1,652,280
US Bank N.A.
4.95%, 10/30/14	23,932,000	26,100,768
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14(a)	47,867,000	50,587,680
Wells Fargo & Co.
4.88%, 01/12/11	13,727,000	14,258,234
5.00%, 11/15/14	23,932,000	25,102,410

		399,227,583
BEVERAGES—0.40%
Anheuser-Busch Companies Inc.
5.38%, 01/15/20(b)	4,000,000	4,180,783
Coca-Cola Enterprises Inc.
8.50%, 02/01/22(a)	9,578,000	12,811,757
Diageo Finance BV
5.30%, 10/28/15	14,352,000	15,756,115
Pepsi Bottling Group Inc.
7.00%, 03/01/29(a)	6,701,000	8,156,151
PepsiCo Inc.
7.90%, 11/01/18	3,200,000	4,066,753

		44,971,559
BIOTECHNOLOGY—0.05%
Amgen Inc.
5.70%, 02/01/19	5,060,000	5,610,963

		5,610,963
BUILDING MATERIALS—0.09%
CRH America Inc.
6.00%, 09/30/16	9,578,000	10,009,010

		10,009,010
CHEMICALS—0.16%
Dow Chemical Co. (The)
8.55%, 05/15/19	6,315,000	7,462,782
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16(a)	9,578,000	10,365,644

		17,828,426
COMPUTERS—0.24%
Hewlett-Packard Co.
4.25%, 02/24/12(a)	4,831,000	5,126,431
International Business Machines Corp.
5.70%, 09/14/17	19,147,000	21,369,680

		26,496,111
COSMETICS & PERSONAL CARE—0.09%
Procter & Gamble Co. (The)
5.55%, 03/05/37(a)	9,578,000	10,237,236

		10,237,236

DIVERSIFIED FINANCIAL SERVICES—5.30%
American Express Co.
4.88%, 07/15/13	23,932,000	25,120,826
6.80%, 09/01/16	10,532,000	8,899,540
Ameriprise Financial Inc.
5.35%, 11/15/10	687,000	697,785
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,619,000	9,706,350
7.25%, 02/01/18(a)	7,660,000	8,857,594
Boeing Capital Corp.
5.80%, 01/15/13	23,932,000	26,540,619
BP Capital Markets PLC
3.63%, 05/08/14(a)	1,621,000	1,697,483
3.88%, 03/10/15(a)	5,730,000	6,037,258
Capital One Financial Corp.
6.15%, 09/01/16(a)	23,932,000	23,991,589
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,195,000	5,831,466
Caterpillar Financial Services Corp. Series S
7.15%, 02/15/19(a)	5,730,000	6,862,525
Citigroup Inc.
6.00%, 02/21/12(a)	40,604,000	42,662,142
8.13%, 07/15/39(a)	15,294,000	16,813,461
Countrywide Home Loans Inc.
4.00%, 03/22/11(a)	14,352,000	14,710,800
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32(a)	23,932,000	28,577,901
General Electric Capital Corp.
5.88%, 02/15/12	23,932,000	25,893,740
6.75%, 03/15/32(a)	23,932,000	24,770,865
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	47,867,000	51,022,044
6.75%, 10/01/37	9,578,000	9,945,924
Household Finance Corp.
6.38%, 11/27/12	32,557,000	35,284,737
HSBC Finance Corp.
5.50%, 01/19/16	23,932,000	25,132,438
International Lease Finance Corp.
5.75%, 06/15/11	23,932,000	21,299,480
John Deere Capital Corp.
7.00%, 03/15/12(a)	23,932,000	26,938,178
JPMorgan Chase & Co.
5.75%, 01/02/13	23,932,000	26,075,430
JPMorgan Chase Capital XXV
6.80%, 10/01/37	2,005,000	1,955,836
Merrill Lynch & Co. Inc.
5.00%, 01/15/15(a)	25,845,000	26,364,373
6.88%, 04/25/18	9,578,000	10,285,674
Morgan Stanley
5.05%, 01/21/11	9,608,000	9,962,538
5.30%, 03/01/13	33,536,000	35,580,368
6.63%, 04/01/18	10,189,000	11,050,670
7.30%, 05/13/19	1,600,000	1,803,400
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	14,352,000	16,050,703
SLM Corp.
5.38%, 05/15/14	10,532,000	8,741,560

		595,165,297
ELECTRIC—2.07%
Appalachian Power Co.
7.95%, 01/15/20(a)	5,084,000	6,262,507
Carolina Power & Light Co.
5.30%, 01/15/19(a)	3,515,000	3,860,566
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18(a)	3,042,000	3,627,046

Constellation Energy Group Inc.
4.55%, 06/15/15(a)	14,352,000	14,737,208
Dominion Resources Inc.
5.15%, 07/15/15(a)	26,963,000	29,279,790
Duke Capital LLC
6.25%, 02/15/13	23,932,000	26,057,948
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,285,000	3,843,680
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,701,000	6,245,146
Exelon Generation Co. LLC
5.35%, 01/15/14	12,613,000	13,599,147
FirstEnergy Corp.
7.38%, 11/15/31	14,621,000	16,196,375
Florida Power & Light Co.
5.95%, 02/01/38	4,584,000	4,981,323
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	19,421,000	20,813,999
Oncor Electric Delivery Co.
7.00%, 09/01/22	9,578,000	11,120,431
Pacific Gas & Electric Co.
6.05%, 03/01/34	22,178,000	24,111,277
Progress Energy Inc.
7.10%, 03/01/11(a)	23,932,000	25,488,466
Public Service Co. of Colorado
5.13%, 06/01/19	6,570,000	7,094,237
SCANA Corp.
6.25%, 04/01/20(a)	3,285,000	3,668,562
Southern California Edison Co.
6.05%, 03/15/39(a)	3,042,000	3,403,529
Southern Power Co.
4.88%, 07/15/15(a)	7,880,000	8,405,728

		232,796,965
ENVIRONMENTAL CONTROL—0.06%
Waste Management Inc.
7.38%, 03/11/19	5,705,000	6,722,574

		6,722,574
FOOD—0.57%
Kellogg Co.
4.45%, 05/30/16	3,030,000	3,198,676
Kraft Foods Inc.
6.50%, 08/11/17(a)	31,588,000	34,787,668
Kroger Co. (The)
5.50%, 02/01/13(a)	9,578,000	10,380,452
Safeway Inc.
6.35%, 08/15/17(a)	1,821,000	2,025,349
Unilever Capital Corp.
5.90%, 11/15/32(a)	12,440,000	13,740,555

		64,132,700
GAS—0.02%
Sempra Energy
6.50%, 06/01/16	2,442,000	2,699,803

		2,699,803
HEALTH CARE - PRODUCTS—0.06%
Covidien International Finance SA
6.00%, 10/15/17	1,821,000	2,038,383
Johnson & Johnson
5.95%, 08/15/37	3,935,000	4,446,886

		6,485,269

HEALTH CARE - SERVICES—0.24%
Aetna Inc.
6.63%, 06/15/36(a)	2,021,000	2,078,561
UnitedHealth Group Inc.
4.88%, 03/15/15	14,352,000	15,151,351
WellPoint Inc.
5.25%, 01/15/16	9,578,000	9,946,593

		27,176,505
HOUSEHOLD PRODUCTS & WARES—0.01%
Clorox Co.
5.00%, 01/15/15	1,221,000	1,323,759

		1,323,759
INSURANCE—1.05%
ACE INA Holdings Inc.
5.70%, 02/15/17(a)	2,510,000	2,717,120
Allstate Corp. (The)
5.55%, 05/09/35	9,578,000	9,512,759
American International Group Inc.
8.25%, 08/15/18	5,084,000	4,321,400
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	5,040,000	5,314,000
Chubb Corp.
6.00%, 05/11/37(a)	3,010,000	3,244,087
Genworth Financial Inc.
5.75%, 06/15/14	23,932,000	22,017,440
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,010,000	2,908,148
Marsh & McLennan Companies Inc.
5.75%, 09/15/15(a)	23,932,000	25,749,601
MetLife Inc.
5.00%, 06/15/15	23,932,000	25,409,723
Principal Financial Group Inc.
8.88%, 05/15/19	1,219,000	1,430,284
Progressive Corp. (The)
6.70%, 06/15/17	1,600,000	1,376,000
Prudential Financial Inc.
5.10%, 09/20/14(a)	4,783,000	5,009,581
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,042,000	3,148,859
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,701,000	5,896,880

		118,055,882
MANUFACTURING—0.48%
General Electric Co.
5.25%, 12/06/17	47,867,000	49,924,899
Honeywell International Inc.
5.00%, 02/15/19	3,600,000	3,851,179

		53,776,078
MEDIA—0.92%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	23,932,000	28,049,691
Comcast Corp.
6.45%, 03/15/37(a)	9,578,000	10,019,474
News America Inc.
6.20%, 12/15/34	14,352,000	14,351,066
Time Warner Cable Inc.
6.55%, 05/01/37(a)	9,578,000	9,951,701
Time Warner Inc.
7.70%, 05/01/32(a)	14,352,000	16,939,163

Viacom Inc.
6.25%, 04/30/16	12,440,000	13,675,267
7.88%, 07/30/30	9,578,000	9,913,230

		102,899,592
MINING—0.48%
Alcan Inc.
4.88%, 09/15/12	1,260,000	1,319,157
Alcoa Inc.
6.00%, 01/15/12(a)	14,352,000	15,105,480
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,578,000	10,316,655
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,001,000	5,351,070
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,195,000	11,689,181
Vale Overseas Ltd.
6.88%, 11/21/36	9,578,000	9,851,069

		53,632,612
MULTI-NATIONAL—0.86%
Asian Development Bank
2.75%, 05/21/14	8,348,000	8,553,893
European Investment Bank
4.63%, 05/15/14	47,867,000	52,780,950
Inter-American Development Bank
4.38%, 09/20/12	19,674,000	21,266,441
International Bank for Reconstruction and Development
2.00%, 04/02/12	10,169,000	10,406,644
International Finance Corp. Series G
3.00%, 04/22/14	3,036,000	3,145,987

		96,153,915
OIL & GAS—1.11%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,932,000	26,083,415
Apache Corp.
5.25%, 04/15/13	6,701,000	7,292,169
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,578,000	10,297,467
ConocoPhillips
5.90%, 10/15/32(a)	23,932,000	25,166,726
EnCana Corp.
5.90%, 12/01/17(a)	5,060,000	5,520,060
Hess Corp.
6.65%, 08/15/11(a)	23,932,000	25,846,336
Petrobras International Finance Co.
7.88%, 03/15/19	2,538,000	2,946,618
Shell International Finance BV
6.38%, 12/15/38	6,426,000	7,443,590
Suncor Energy Inc.
6.10%, 06/01/18(a)	1,221,000	1,329,629
6.85%, 06/01/39	1,221,000	1,350,970
Valero Energy Corp.
9.38%, 03/15/19	4,055,000	4,888,547
XTO Energy Inc.
6.75%, 08/01/37	6,123,000	6,873,028

		125,038,555
PHARMACEUTICALS—0.91%
Abbott Laboratories
5.13%, 04/01/19	5,019,000	5,393,256
5.88%, 05/15/16	9,578,000	10,833,443
AmerisourceBergen Corp.
5.88%, 09/15/15	14,352,000	15,881,973

AstraZeneca PLC
6.45%, 09/15/37	9,578,000	11,107,255
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,578,000	10,319,494
Eli Lilly and Co.
5.55%, 03/15/37	9,578,000	9,948,462
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	4,989,000	5,547,185
Medco Health Solutions Inc.
7.13%, 03/15/18(a)	1,221,000	1,408,412
Merck & Co. Inc.
5.00%, 06/30/19	3,313,000	3,560,118
Pfizer Inc.
6.20%, 03/15/19	15,105,000	17,379,620
Wyeth
5.50%, 02/01/14(a)	9,578,000	10,645,947

		102,025,165
PIPELINES—0.62%
Energy Transfer Partners LP
9.70%, 03/15/19(a)	4,015,000	5,027,050
Enterprise Products Operating LP
5.60%, 10/15/14	19,421,000	21,137,615
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,578,000	10,190,312
6.95%, 01/15/38	19,632,000	21,300,924
TransCanada PipeLines Ltd.
7.13%, 01/15/19(a)	3,963,000	4,739,838
7.63%, 01/15/39	1,519,000	1,939,737
Williams Companies Inc. (The)
7.63%, 07/15/19	5,020,000	5,569,618

		69,905,094
REAL ESTATE INVESTMENT TRUSTS—0.32%
Boston Properties LP
6.25%, 01/15/13(a)	23,932,000	25,711,333
Simon Property Group LP
5.10%, 06/15/15	9,578,000	9,784,013

		35,495,346
RETAIL—0.95%
CVS Caremark Corp.
6.13%, 09/15/39	5,250,000	5,203,007
6.30%, 06/01/12	808,000	694,880
Home Depot Inc. (The)
5.40%, 03/01/16	23,932,000	25,491,502
McDonald’s Corp.
5.35%, 03/01/18	3,042,000	3,349,897
Target Corp.
7.00%, 01/15/38	19,147,000	22,856,819
Wal-Mart Stores Inc.
4.55%, 05/01/13	23,932,000	25,769,223
6.50%, 08/15/37	19,632,000	22,871,830

		106,237,158
SOFTWARE—0.14%
Oracle Corp.
5.25%, 01/15/16	14,352,000	15,805,863

		15,805,863
TELECOMMUNICATIONS—1.91%
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	11,486,000	12,424,848

BellSouth Corp.
6.00%, 11/15/34(a)	23,932,000	24,022,945
British Telecom PLC
8.63%, 12/15/30	2,530,000	3,222,200
9.13%, 12/15/10	3,030,000	3,257,250
Cisco Systems Inc.
5.25%, 02/22/11	9,578,000	10,101,123
5.90%, 02/15/39	5,505,000	5,764,856
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,578,000	12,459,470
Embarq Corp.
7.08%, 06/01/16	14,352,000	15,930,720
France Telecom SA
4.38%, 07/08/14	1,621,000	1,725,120
5.38%, 07/08/19(a)	1,621,000	1,763,178
Qwest Corp.
8.88%, 03/15/12	9,578,000	10,152,679
SBC Communications Inc.
5.88%, 02/01/12(a)	23,932,000	26,095,596
Telecom Italia Capital SA
7.72%, 06/04/38	6,123,000	7,176,787
Telefonica Emisiones SAU
4.95%, 01/15/15(a)	5,730,000	6,174,672
5.98%, 06/20/11	2,538,000	2,709,518
7.05%, 06/20/36	1,519,000	1,789,696
Verizon Global Funding Corp.
7.75%, 12/01/30	23,932,000	28,894,386
Verizon Wireless Capital LLC
5.55%, 02/01/14	23,158,000	25,592,818
Vodafone Group PLC
5.63%, 02/27/17(a)	14,352,000	15,567,435

		214,825,297
TRANSPORTATION—0.24%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37(a)	4,783,000	5,256,222
CSX Corp.
6.00%, 10/01/36(a)	14,352,000	14,639,818
Norfolk Southern Corp.
7.90%, 05/15/97(a)	4,063,000	5,011,017
United Parcel Service Inc.
6.20%, 01/15/38	1,821,000	2,097,237

		27,004,294

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,498,321,055)		2,649,296,859

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—0.93%

MORTGAGE-BACKED SECURITIES—0.93%
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
6.00%, 08/10/45	130,000,000	104,976,838

		104,976,838

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $90,080,469)		104,976,838

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—1.77%
Brazil (Federative Republic of)
7.13%, 01/20/37(a)	14,352,000	17,284,401
8.00%, 01/15/18(a)	13,554,667	15,811,519
Export Development Canada
2.63%, 03/15/11(a)	4,276,000	4,394,036
Italy (Republic of)
5.25%, 09/20/16(a)	23,932,000	26,533,263
6.00%, 02/22/11	23,932,000	25,463,447
Ontario (Province of)
2.63%, 01/20/12	10,189,000	10,497,650
4.10%, 06/16/14(a)	5,074,000	5,432,731
Peru (Republic of)
7.13%, 03/30/19(a)	7,605,000	8,924,467
Quebec (Province of)
7.50%, 09/15/29	23,932,000	31,851,300
United Mexican States
5.63%, 01/15/17(a)	23,932,000	25,627,822
6.38%, 01/16/13	14,352,000	15,821,645
6.75%, 09/27/34(a)	9,578,000	10,767,204

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $188,173,618)		198,409,485

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.38%

CALIFORNIA—0.10%
California State, General Obligations Unlimited
5.95%, 04/01/16	10,117,000	10,516,419

		10,516,419
ILLINOIS—0.26%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	32,195,000	29,174,788

		29,174,788
NEW JERSEY—0.02%
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/40	2,040,000	2,442,961

		2,442,961

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $43,434,335)		42,134,168

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—72.35%

MORTGAGE-BACKED SECURITIES—39.64%
Federal Home Loan Mortgage Corp.
4.50%, 12/01/24(d)	152,295,000	159,410,032
4.50%, 12/01/39(d)	517,209,000	530,220,039
4.88%, 11/18/11(a)	90,525,000	97,726,617
5.00%, 12/01/24(d)	162,945,000	173,052,682
5.00%, 12/01/39(d)	261,670,000	274,303,755
5.50%, 12/01/24(d)	64,470,000	69,003,047

5.50%, 12/01/39(d)	320,245,000	340,860,772
6.00%, 12/01/39(d)	226,765,000	243,240,895
Federal National Mortgage Association
4.00%, 12/01/29(d)	149,335,000	149,965,007
4.50%, 12/01/24(d)	171,465,000	179,609,587
5.00%, 05/11/17(a)	100,110,000	112,622,419
5.00%, 12/01/24(d)	95,850,000	101,810,672
5.00%, 12/01/39(d)	287,550,000	301,568,062
5.50%, 12/01/24(d)	112,890,000	120,862,856
5.50%, 12/01/39(d)	485,320,000	516,107,487
5.52%, 02/01/36	22,029,355	23,079,837
6.00%, 12/01/39(d)	298,200,000	319,633,125
6.50%, 12/01/39(d)	264,410,000	285,604,114
Government National Mortgage Association
5.00%, 12/01/38(d)	154,425,000	162,315,152
5.50%, 12/01/39(d)	139,515,000	148,518,077
6.00%, 12/01/39(d)	130,995,000	140,205,586

		4,449,719,820
U.S. GOVERNMENT AGENCY OBLIGATIONS—6.77%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	85,200,000	87,369,950
3.25%, 02/25/11(a)	186,375,000	192,583,524
4.13%, 10/18/10(a)	127,800,000	131,984,811
4.50%, 01/15/13(a)	218,325,000	239,062,360
6.25%, 07/15/32(a)	24,495,000	29,864,613
Federal National Mortgage Association
5.00%, 04/15/15	69,225,000	78,117,886

		758,983,144
U.S. GOVERNMENT OBLIGATIONS—25.94%
U.S. Treasury Bonds
4.25%, 05/15/39(a)	102,240,000	103,030,318
4.50%, 05/15/38(a)	50,055,000	52,565,754
6.25%, 05/15/30(a)	34,080,000	44,352,055
7.50%, 11/15/16(a)	241,755,000	315,596,662
7.63%, 02/15/25(a)	120,345,000	172,820,239
8.13%, 08/15/19(a)	170,400,000	239,759,608
U.S. Treasury Notes
1.38%, 04/15/12(a)	309,915,000	313,894,274
1.75%, 11/15/11(a)	133,125,000	136,000,505
1.75%, 08/15/12(a)	175,725,000	179,394,133
2.38%, 09/30/14(a)	111,825,000	114,147,618
3.38%, 07/31/13(a)	213,000,000	228,316,834
3.63%, 08/15/19(a)	101,175,000	104,678,687
3.75%, 11/15/18(a)	181,050,000	189,905,154
4.75%, 05/15/14(a)	396,180,000	447,663,603
5.00%, 08/15/11(a)	250,275,000	269,703,848

		2,911,829,292

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,913,226,216)		8,120,532,256

Security	Shares	Value

SHORT-TERM INVESTMENTS—65.49%

MONEY MARKET FUNDS—65.49%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(e)(f)(g)	2,742,712,088	2,742,712,088

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(e)(f)(g)	2,936,865,897	2,936,865,897
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(e)(f)	1,671,853,732	1,671,853,732

		7,351,431,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,351,431,717)		7,351,431,717

TOTAL INVESTMENTS IN SECURITIES—164.52%
(Cost: $18,084,667,410)		18,466,781,323
Other Assets, Less Liabilities—(64.52)%		(7,242,113,318)

NET ASSETS—100.00%		$11,224,668,005

FDIC - Federal Deposit Insurance Corporation

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—89.82%

AEROSPACE & DEFENSE—1.12%
Boeing Co. (The)
4.88%, 02/15/20	$250,000	$259,610
5.88%, 02/15/40	250,000	263,694
6.88%, 03/15/39	150,000	178,582
General Dynamics Corp.
4.25%, 05/15/13	840,000	892,108
Goodrich Corp.
6.80%, 07/01/36	250,000	274,610
L-3 Communications Corp.
5.20%, 10/15/19(a)	300,000	308,077
Lockheed Martin Corp.
6.15%, 09/01/36	618,000	673,841
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	529,281
Raytheon Co.
5.50%, 11/15/12	250,000	275,344
6.40%, 12/15/18	150,000	177,050
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	108,217
United Technologies Corp.
4.88%, 05/01/15	300,000	329,189
6.05%, 06/01/36	285,000	319,623
6.13%, 02/01/19(b)	800,000	915,962

		5,505,188
AGRICULTURE—1.11%
Altria Group Inc.
9.70%, 11/10/18	2,000,000	2,458,991
10.20%, 02/06/39	150,000	195,457
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	171,574
5.45%, 03/15/18	580,000	634,417
Bunge Limited Finance Corp.
8.50%, 06/15/19	100,000	115,962
Philip Morris International Inc.
5.65%, 05/16/18	800,000	866,900
6.38%, 05/16/38	250,000	283,228
Reynolds American Inc.
6.75%, 06/15/17	580,000	600,641
7.25%, 06/15/37	114,000	115,355

		5,442,525
AIRLINES—0.11%
Continental Airlines Inc. Class A Series 2007-1
5.98%, 04/19/22	250,000	237,500
Southwest Airlines Co.
5.25%, 10/01/14	300,000	306,138

		543,638

AUTO MANUFACTURERS—0.36%
Daimler Finance North America LLC
5.88%, 03/15/11	250,000	261,250
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,046,000	1,150,600
8.50%, 01/18/31	300,000	369,750

		1,781,600
BANKS—11.32%
Abbey National Capital Trust I
8.96%, 06/30/30	250,000	235,000
Bank of America Corp.
4.88%, 01/15/13	570,000	594,606
5.25%, 12/01/15	700,000	717,921
5.38%, 08/15/11	1,000,000	1,055,225
5.42%, 03/15/17	700,000	686,242
5.65%, 05/01/18	800,000	804,087
5.75%, 12/01/17	250,000	253,964
6.50%, 08/01/16	1,750,000	1,876,107
Bank of America N.A.
6.00%, 10/15/36(b)	876,000	836,612
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,530,000	1,673,045
BB&T Capital Trust II
6.75%, 06/07/36	228,000	210,879
BB&T Corp.
6.85%, 04/30/19	900,000	1,030,868
Charter One Bank N.A.
6.38%, 05/15/12	250,000	258,702
Comerica Capital Trust II
6.58%, 02/20/37	375,000	277,500
Credit Suisse New York
5.00%, 05/15/13	1,877,000	2,024,642
5.30%, 08/13/19	250,000	261,513
5.50%, 05/01/14	450,000	494,157
Deutsche Bank AG London
4.88%, 05/20/13	1,516,000	1,629,463
5.38%, 10/12/12	570,000	624,058
Export-Import Bank of Korea (The)
8.13%, 01/21/14	800,000	931,176
Fifth Third Bancorp
8.25%, 03/01/38	350,000	336,991
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,305,000	1,379,391
HSBC Holdings PLC
6.50%, 05/02/36	800,000	858,160
6.50%, 09/15/37	399,000	428,591
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	700,000	747,083
KeyCorp
6.50%, 05/14/13	1,200,000	1,246,440
KfW
2.00%, 01/17/12	2,750,000	2,810,123
3.25%, 02/15/11	850,000	877,665
3.25%, 10/14/11	450,000	469,694
3.25%, 03/15/13(b)	1,661,000	1,745,640
3.50%, 03/10/14	1,200,000	1,265,835
4.88%, 06/17/19(b)	1,800,000	1,999,102
5.13%, 03/14/16	1,710,000	1,926,936
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	1,150,000	1,204,833

Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	636,711
National City Corp.
4.90%, 01/15/15	228,000	238,435
6.88%, 05/15/19(b)	800,000	886,312
Northern Trust Corp.
5.50%, 08/15/13	300,000	330,482
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	1,600,000	1,645,525
4.50%, 03/09/15	150,000	163,019
5.00%, 04/25/17	250,000	276,685
PNC Funding Corp.
4.25%, 09/21/15	200,000	206,170
Regions Bank
7.50%, 05/15/18	950,000	918,208
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	390,000	335,447
6.40%, 10/21/19	300,000	302,107
Sovereign Bank
8.75%, 05/30/18	250,000	293,384
State Street Corp.
4.30%, 05/30/14	200,000	212,120
SunTrust Bank
6.38%, 04/01/11	800,000	835,407
SunTrust Banks Inc.
6.10%, 12/15/36	250,000	170,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	514,066
U.S. Bancorp
2.88%, 11/20/14	400,000	401,481
UBS AG Stamford
5.75%, 04/25/18	250,000	256,641
5.88%, 07/15/16	300,000	304,452
5.88%, 12/20/17	800,000	827,037
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(b)	250,000	187,500
Union Bank of California N.A.
5.95%, 05/11/16	300,000	306,378
US Bank N.A.
4.80%, 04/15/15	640,000	691,644
Wachovia Bank N.A.
5.60%, 03/15/16 (b)	500,000	515,913
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15(b)	570,000	587,550
6.60%, 01/15/38	500,000	536,888
Wachovia Capital Trust III
5.80%, 03/15/11	228,000	155,040
Wachovia Corp.
5.63%, 10/15/16	500,000	517,886
5.75%, 02/01/18	250,000	264,447
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	355,000	378,030
5.50%, 05/01/13	1,150,000	1,242,494
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,245,909
5.13%, 09/15/16	1,575,000	1,594,927
5.63%, 12/11/17	800,000	840,683
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	768,850
Wells Fargo Capital XV
9.75%, 09/26/13	1,250,000	1,325,000
Westpac Banking Corp.
2.25%, 11/19/12	300,000	301,692
4.20%, 02/27/15	250,000	258,850

4.88%, 11/19/19	300,000	302,889

		55,548,510
BEVERAGES—1.78%
Anheuser-Busch Companies Inc.
4.13%, 01/15/15(a)	450,000	466,017
5.50%, 01/15/18(b)	1,080,000	1,130,120
6.45%, 09/01/37(b)	228,000	243,360
Bottling Group LLC
6.95%, 03/15/14	500,000	593,979
Coca-Cola Co. (The)
3.63%, 03/15/14(b)	1,200,000	1,261,071
Coca-Cola Enterprises Inc.
6.70%, 10/15/36	300,000	357,343
7.38%, 03/03/14	850,000	1,006,081
8.50%, 02/01/22	171,000	228,734
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,244,390
5.88%, 09/30/36	228,000	248,357
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18(b)	300,000	344,848
Pepsi Bottling Group Inc.
7.00%, 03/01/29	285,000	346,889
PepsiCo Inc.
5.15%, 05/15/12	250,000	270,952
7.90%, 11/01/18	800,000	1,016,688

		8,758,829
BIOTECHNOLOGY—0.29%
Amgen Inc.
5.85%, 06/01/17(b)	475,000	528,130
6.38%, 06/01/37	650,000	732,130
Genentech Inc.
5.25%, 07/15/35	137,000	137,564

		1,397,824
BUILDING MATERIALS—0.23%
CRH America Inc.
5.30%, 10/15/13	570,000	596,362
6.00%, 09/30/16	494,000	516,230

		1,112,592
CHEMICALS—1.32%
Agrium Inc.
6.75%, 01/15/19	250,000	276,843
Air Products & Chemicals Inc.
4.38%, 08/21/19	150,000	154,458
Dow Chemical Co. (The)
5.90%, 02/15/15	250,000	267,801
6.00%, 10/01/12(b)	627,000	682,995
7.60%, 05/15/14	300,000	340,337
8.55%, 05/15/19	600,000	709,053
9.40%, 05/15/39	400,000	512,940
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	228,000	246,749
5.88%, 01/15/14	300,000	336,855
6.00%, 07/15/18	779,000	873,386
Eastman Chemical Co.
5.50%, 11/15/19	300,000	306,849
Lubrizol Corp.
8.88%, 02/01/19	250,000	314,153
Monsanto Co.
5.88%, 04/15/38	150,000	162,568

Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	250,000	273,571
6.50%, 05/15/19	250,000	283,981
PPG Industries Inc.
6.65%, 03/15/18	150,000	166,588
Praxair Inc.
4.63%, 03/30/15	500,000	547,352

		6,456,479
COMMERCIAL SERVICES—0.40%
Emory University
5.63%, 09/01/19	250,000	279,255
Equifax Inc.
6.30%, 07/01/17	100,000	105,519
McKesson Corp.
5.70%, 03/01/17	171,000	182,446
Princeton University Series A
4.95%, 03/01/19	250,000	269,153
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	394,000
Stanford University
4.75%, 05/01/19	159,000	168,887
Vanderbilt University
5.25%, 04/01/19	250,000	272,049
Western Union Co.
5.40%, 11/17/11	285,000	306,048

		1,977,357
COMPUTERS—1.14%
Computer Sciences Corp.
6.50%, 03/15/18	300,000	336,641
Dell Inc.
4.70%, 04/15/13	300,000	325,229
5.88%, 06/15/19	200,000	217,857
Hewlett-Packard Co.
6.13%, 03/01/14	1,600,000	1,818,249
International Business Machines Corp.
4.75%, 11/29/12	741,000	808,915
5.60%, 11/30/39	495,000	485,575
5.70%, 09/14/17	784,000	875,011
7.63%, 10/15/18	570,000	716,579

		5,584,056
COSMETICS & PERSONAL CARE—0.52%
Avon Products Inc.
6.50%, 03/01/19	300,000	342,467
Procter & Gamble Co. (The)
4.60%, 01/15/14	1,530,000	1,664,176
5.55%, 03/05/37	528,000	564,341

		2,570,984
DIVERSIFIED FINANCIAL SERVICES—17.11%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	970,223
American Express Co.
5.25%, 09/12/11(b)	300,000	317,173
6.80%, 09/01/16	228,000	192,660
7.00%, 03/19/18	756,000	843,885
8.15%, 03/19/38	500,000	629,227
American Express Credit Corp.
5.00%, 12/02/10	798,000	824,388
American Express Credit Corp. Series C
7.30%, 08/20/13	1,000,000	1,134,940

Ameriprise Financial Inc.
5.65%, 11/15/15	300,000	313,784
Associates Corp. of North America
6.95%, 11/01/18	855,000	868,975
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	625,106
6.95%, 08/10/12	1,600,000	1,801,852
Boeing Capital Corp.
6.10%, 03/01/11	399,000	423,376
6.50%, 02/15/12(b)	550,000	606,226
BP Capital Markets PLC
5.25%, 11/07/13	1,600,000	1,780,042
Capital One Bank (USA) N.A.
8.80%, 07/15/19	550,000	652,284
Capital One Capital III
7.69%, 08/15/36(b)	500,000	415,000
Capital One Financial Corp.
5.70%, 09/15/11	570,000	604,154
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,080,000	1,212,316
Charles Schwab Corp. (The)
4.95%, 06/01/14	300,000	325,052
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,546,706
5.50%, 04/11/13	2,647,000	2,744,889
6.00%, 10/31/33	855,000	693,181
6.13%, 11/21/17	750,000	741,746
6.13%, 05/15/18	600,000	593,085
6.50%, 08/19/13	2,000,000	2,142,070
8.13%, 07/15/39	600,000	659,610
8.50%, 05/22/19	250,000	283,962
CME Group Inc.
5.40%, 08/01/13	125,000	136,681
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	365,940
6.25%, 05/15/16	125,000	125,968
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	250,000	200,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,017,260
6.13%, 11/15/11	850,000	922,702
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	150,000	179,119
Eksportfinans A/S
5.00%, 02/14/12	1,080,000	1,163,896
General Electric Capital Corp.
5.00%, 01/08/16(b)	1,710,000	1,750,314
5.25%, 10/19/12	433,000	467,761
5.63%, 09/15/17	1,900,000	1,975,387
5.63%, 05/01/18	600,000	621,213
5.65%, 06/09/14	2,000,000	2,177,992
6.00%, 08/07/19	125,000	131,527
6.13%, 02/22/11	2,400,000	2,541,399
6.38%, 11/15/17	400,000	332,000
6.75%, 03/15/32	1,267,000	1,311,411
6.88%, 01/10/39	800,000	844,306
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	924,146
5.25%, 10/15/13	1,112,000	1,200,480
5.35%, 01/15/16	2,250,000	2,363,225
5.45%, 11/01/12	414,000	450,541
5.63%, 01/15/17(b)	2,000,000	2,067,671

5.95%, 01/18/18	1,200,000	1,283,390
5.95%, 01/15/27	570,000	552,116
6.15%, 04/01/18	756,000	817,149
6.35%, 02/15/34	570,000	518,700
6.60%, 01/15/12	450,000	492,266
HSBC Finance Corp.
5.00%, 06/30/15	300,000	317,097
5.50%, 01/19/16	675,000	708,858
7.00%, 05/15/12	1,915,000	2,075,920
International Lease Finance Corp.
5.35%, 03/01/12	1,000,000	830,000
5.63%, 09/20/13	513,000	400,140
Jefferies Group Inc.
6.45%, 06/08/27	250,000	214,855
8.50%, 07/15/19	250,000	275,855
John Deere Capital Corp.
7.00%, 03/15/12	1,212,000	1,364,243
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,706,088
5.13%, 09/15/14	400,000	426,509
5.75%, 01/02/13	1,539,000	1,676,838
6.00%, 01/15/18	1,169,000	1,272,007
6.30%, 04/23/19	450,000	501,533
6.40%, 05/15/38	625,000	686,201
JPMorgan Chase Capital XV
5.88%, 03/15/35	912,000	781,464
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	146,322
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	500,000	503,064
Lazard Group LLC
6.85%, 06/15/17	300,000	307,023
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	779,365
6.05%, 08/15/12	1,600,000	1,725,698
6.05%, 05/16/16(b)	1,250,000	1,256,426
6.40%, 08/28/17	776,000	811,889
6.88%, 04/25/18	775,000	832,261
7.75%, 05/14/38	450,000	503,449
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,441,720
5.63%, 09/23/19	250,000	253,225
5.75%, 10/18/16(b)	1,254,000	1,304,237
6.00%, 04/28/15	750,000	808,864
6.63%, 04/01/18	832,000	902,361
6.75%, 04/15/11	1,350,000	1,439,924
7.30%, 05/13/19	1,125,000	1,268,016
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	437,500
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	969,618
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	825,000	991,464
SLM Corp.
5.00%, 10/01/13	800,000	672,000
5.13%, 08/27/12	350,000	315,000
8.45%, 06/15/18	300,000	267,358
Svensk Exportkredit AB
5.13%, 03/01/17	321,000	354,351
TECO Finance Inc.
6.57%, 11/01/17	300,000	314,472

Wells Fargo Capital XIII Series G
7.70%, 03/26/13(a)	300,000	273,000

		83,996,687
ELECTRIC—6.39%
Alabama Power Co.
6.00%, 03/01/39	500,000	547,712
Ameren Energy Generating Co.
7.00%, 04/15/18	250,000	264,518
Appalachian Power Co. Series Q
7.00%, 04/01/38(b)	800,000	908,238
Arizona Public Service Co.
5.80%, 06/30/14	400,000	421,215
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,344,074
Commonwealth Edison Co.
5.80%, 03/15/18(b)	1,080,000	1,183,805
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37(b)	548,000	609,904
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13(b)	1,080,000	1,143,899
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	445,649
Consumers Energy Co.
6.70%, 09/15/19(b)	250,000	290,933
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	561,559
Dominion Resources Inc.
5.15%, 07/15/15	867,000	941,497
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,093,188
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	554,658
Duke Energy Corp.
6.25%, 01/15/12	285,000	309,398
6.30%, 02/01/14	850,000	946,553
Duke Energy Indiana Inc.
6.35%, 08/15/38(b)	300,000	346,151
Energy East Corp.
6.75%, 07/15/36	400,000	454,135
Exelon Corp.
4.90%, 06/15/15	457,000	482,952
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	467,932
FirstEnergy Corp.
6.45%, 11/15/11	645,000	692,536
7.38%, 11/15/31	570,000	631,416
FirstEnergy Solutions Corp.
6.05%, 08/15/21(a)	300,000	314,008
6.80%, 08/15/39(a)	150,000	155,860
Florida Power & Light Co.
5.95%, 02/01/38	475,000	516,171
5.96%, 04/01/39(b)	300,000	326,898
Florida Power Corp.
6.40%, 06/15/38(b)	285,000	326,222
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	302,868
6.00%, 03/01/19(b)	150,000	166,233
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	108,569
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,106,138

6.13%, 04/01/36	1,138,000	1,219,625
National Grid PLC
6.30%, 08/01/16(b)	150,000	165,824
Nisource Finance Corp.
6.40%, 03/15/18	800,000	836,374
Oncor Electric Delivery Co.
6.80%, 09/01/18	150,000	170,614
7.00%, 09/01/22	285,000	330,896
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	852,196
5.40%, 01/15/40	150,000	148,865
6.25%, 03/01/39(b)	550,000	613,905
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	522,042
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	291,324
Progress Energy Inc.
7.10%, 03/01/11(b)	867,000	923,387
7.75%, 03/01/31	500,000	611,123
PSEG Power LLC
7.75%, 04/15/11	300,000	321,056
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	550,010
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	264,263
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	248,437
San Diego Gas & Electric Co.
6.00%, 06/01/39	200,000	222,369
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	159,891
Sierra Pacific Power Co. Series P
6.75%, 07/01/37	300,000	325,842
South Carolina Electric & Gas Co.
6.05%, 01/15/38(b)	250,000	277,224
Southern California Edison Co.
5.50%, 08/15/18	150,000	165,786
5.75%, 04/01/35	300,000	320,849
6.00%, 01/15/34(b)	457,000	503,533
Southern Power Co.
6.25%, 07/15/12	850,000	947,528
Union Electric Co.
6.70%, 02/01/19	250,000	284,825
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	1,014,725
8.88%, 11/15/38	150,000	214,323
Xcel Energy Inc.
6.50%, 07/01/36	800,000	886,999

		31,358,724
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
Emerson Electric Co.
5.00%, 04/15/19(b)	700,000	751,270

		751,270
ELECTRONICS—0.18%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	872,897

		872,897

ENVIRONMENTAL CONTROL—0.31%
Allied Waste North America Inc.
6.88%, 06/01/17(b)	800,000	844,000
Waste Management Inc.
6.10%, 03/15/18(b)	250,000	271,058
7.00%, 07/15/28	114,000	125,987
7.38%, 03/11/19	250,000	294,591

		1,535,636
FOOD—1.86%
ConAgra Foods Inc.
7.00%, 04/15/19(b)	700,000	823,636
Delhaize Group
6.50%, 06/15/17	150,000	166,745
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,737,254
H.J. Heinz Co.
5.35%, 07/15/13	250,000	269,395
Kellogg Co. Series B
7.45%, 04/01/31	342,000	435,236
Kraft Foods Inc.
6.00%, 02/11/13	570,000	617,717
6.13%, 02/01/18	1,140,000	1,228,812
6.13%, 08/23/18	900,000	971,990
Kroger Co. (The)
5.50%, 02/01/13	285,000	308,878
7.50%, 01/15/14	800,000	927,816
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,122,275
Sysco Corp.
6.63%, 03/17/39(b)	100,000	123,938
Unilever Capital Corp.
5.90%, 11/15/32(b)	342,000	377,755

		9,111,447
FOREST PRODUCTS & PAPER—0.27%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	110,276
International Paper Co.
7.50%, 08/15/21	400,000	446,226
7.95%, 06/15/18	347,000	399,136
9.38%, 05/15/19	300,000	369,738

		1,325,376
GAS—0.25%
AGL Capital Corp.
5.25%, 08/15/19	200,000	206,863
Sempra Energy
9.80%, 02/15/19(b)	800,000	1,032,142

		1,239,005
HAND & MACHINE TOOLS—0.06%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	300,000

		300,000
HEALTH CARE - PRODUCTS—0.72%
Baxter International Inc.
5.38%, 06/01/18(b)	900,000	988,273
CareFusion Corp.
5.13%, 08/01/14(a)	400,000	427,659
Covidien International Finance SA
6.00%, 10/15/17(b)	500,000	559,688
Johnson & Johnson
5.15%, 08/15/12	570,000	628,098

5.95%, 08/15/37	580,000	655,449
Medtronic Inc.
5.60%, 03/15/19	250,000	280,716

		3,539,883
HEALTH CARE - SERVICES—0.94%
Aetna Inc.
6.63%, 06/15/36	550,000	565,665
CIGNA Corp.
8.50%, 05/01/19	250,000	289,518
Humana Inc.
7.20%, 06/15/18	250,000	257,980
Quest Diagnostics Inc.
6.95%, 07/01/37	250,000	287,400
UnitedHealth Group Inc.
4.88%, 04/01/13	300,000	314,742
5.38%, 03/15/16	250,000	261,120
5.80%, 03/15/36	274,000	254,817
6.00%, 02/15/18	741,000	786,096
WellPoint Inc.
5.00%, 01/15/11	912,000	945,700
6.38%, 06/15/37(b)	650,000	673,658

		4,636,696
HOME BUILDERS—0.06%
Toll Brothers Finance Corp.
8.91%, 10/15/17	250,000	282,500

		282,500
HOUSEHOLD PRODUCTS & WARES—0.18%
Clorox Co.
5.45%, 10/15/12	200,000	218,266
Fortune Brands Inc.
5.13%, 01/15/11	297,000	305,029
Kimberly-Clark Corp.
6.63%, 08/01/37	300,000	365,857

		889,152
INSURANCE—2.96%
ACE INA Holdings Inc.
5.90%, 06/15/19(b)	350,000	390,464
Allstate Corp. (The)
5.55%, 05/09/35	570,000	566,117
American International Group Inc.
5.05%, 10/01/15(b)	800,000	624,000
5.85%, 01/16/18	684,000	509,580
8.25%, 08/15/18	300,000	255,000
AXA SA
8.60%, 12/15/30	400,000	462,583
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	500,000	527,183
5.40%, 05/15/18	765,000	818,383
Chubb Corp.
5.75%, 05/15/18	800,000	875,415
CNA Financial Corp.
6.00%, 08/15/11	300,000	306,488
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	245,219
Genworth Financial Inc.
5.75%, 06/15/14	500,000	460,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13(b)	800,000	803,149

Lincoln National Corp.
8.75%, 07/01/19	425,000	493,948
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	300,000	322,785
MetLife Inc.
5.00%, 06/15/15	990,000	1,051,129
6.40%, 12/15/31	975,000	809,250
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	270,661
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	371,101
Progressive Corp. (The)
6.70%, 06/15/17	700,000	602,000
Protective Life Secured Trust
5.45%, 09/28/12	300,000	318,890
Prudential Financial Inc.
5.10%, 09/20/14	800,000	837,898
5.70%, 12/14/36	285,000	257,800
7.38%, 06/15/19	250,000	282,396
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	254,358
Torchmark Corp.
9.25%, 06/15/19	125,000	142,901
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	313,497
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	668,392
Unum Group
7.13%, 09/30/16	175,000	183,490
XL Capital Ltd.
5.25%, 09/15/14	500,000	501,962

		14,526,039
IRON & STEEL—0.43%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	165,000
ArcelorMittal
5.38%, 06/01/13	800,000	838,137
6.13%, 06/01/18	250,000	253,679
9.85%, 06/01/19	250,000	307,626
Nucor Corp.
5.75%, 12/01/17	475,000	526,893

		2,091,335
LODGING—0.11%
Marriott International Inc. Series J
5.63%, 02/15/13(b)	500,000	520,296

		520,296
MACHINERY—0.38%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,242,267
6.05%, 08/15/36(b)	250,000	274,691
Deere & Co.
5.38%, 10/16/29	350,000	364,132

		1,881,090
MANUFACTURING—1.32%
Danaher Corp.
5.40%, 03/01/19	300,000	329,696
Dover Corp.
5.38%, 10/15/35	250,000	254,370
Eaton Corp.
5.60%, 05/15/18	250,000	269,115

General Electric Co.
5.00%, 02/01/13	300,000	321,697
5.25%, 12/06/17	1,043,000	1,087,841
Honeywell International Inc.
4.25%, 03/01/13	600,000	636,043
5.00%, 02/15/19	250,000	267,443
5.70%, 03/15/37(b)	250,000	268,849
Illinois Tool Works Inc.
6.25%, 04/01/19	300,000	351,302
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	363,957
ITT Corp.
6.13%, 05/01/19	250,000	278,813
3M Co. Series E
4.38%, 08/15/13(b)	820,000	888,609
Tyco Electronics Group SA
6.55%, 10/01/17	215,000	229,863
Tyco International Finance SA
8.50%, 01/15/19	250,000	308,227
Tyco International Group SA
6.38%, 10/15/11	305,000	328,448
Tyco International Ltd.
6.88%, 01/15/21	250,000	289,548

		6,473,821
MEDIA—3.92%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	867,000	1,016,174
Comcast Corp.
5.30%, 01/15/14	1,200,000	1,293,928
5.70%, 07/01/19(b)	780,000	834,472
6.45%, 03/15/37	570,000	596,273
6.95%, 08/15/37	775,000	859,084
COX Communications Inc.
5.45%, 12/15/14	700,000	762,392
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14(a)	200,000	206,657
5.88%, 10/01/19(a)	100,000	103,173
6.38%, 06/15/15	125,000	128,125
7.63%, 05/15/16	200,000	215,500
Historic TW Inc.
9.13%, 01/15/13	1,080,000	1,264,958
News America Inc.
5.30%, 12/15/14	867,000	953,021
6.65%, 11/15/37	626,000	667,488
6.90%, 08/15/39(a)(b)	400,000	434,859
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	576,639
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	922,373
Time Warner Cable Inc.
6.55%, 05/01/37	513,000	533,015
6.75%, 07/01/18	800,000	891,829
7.50%, 04/01/14	450,000	521,671
8.25%, 04/01/19	1,030,000	1,255,390
Time Warner Inc.
6.88%, 05/01/12	457,000	505,830
7.70%, 05/01/32	1,137,000	1,341,961
Viacom Inc.
6.25%, 04/30/16	1,485,000	1,632,458
7.88%, 07/30/30	570,000	589,950

Walt Disney Co. (The)
5.50%, 03/15/19	150,000	164,228
6.38%, 03/01/12	867,000	962,126

		19,233,574
METAL FABRICATE & HARDWARE—0.06%
Commercial Metals Co.
7.35%, 08/15/18	250,000	269,917

		269,917
MINING—1.75%
Alcoa Inc.
5.55%, 02/01/17	171,000	168,435
5.95%, 02/01/37	171,000	144,495
6.00%, 07/15/13(b)	800,000	842,000
Barrick Gold Corp.
6.95%, 04/01/19	800,000	924,692
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	933,863
6.50%, 04/01/19	400,000	465,621
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	250,000	265,625
8.38%, 04/01/17	475,000	508,250
Newmont Mining Corp.
5.13%, 10/01/19	250,000	254,278
6.25%, 10/01/39	250,000	246,626
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	457,000	495,960
6.50%, 07/15/18	689,000	763,049
9.00%, 05/01/19	800,000	1,017,003
Vale Overseas Ltd.
6.25%, 01/23/17	399,000	426,339
6.88%, 11/21/36	700,000	719,957
Vulcan Materials Co.
7.00%, 06/15/18	150,000	163,539
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	245,000

		8,584,732
MULTI-NATIONAL—5.24%
African Development Bank
3.00%, 05/27/14	400,000	411,808
Asian Development Bank
2.75%, 05/21/14	1,755,000	1,798,285
3.63%, 09/05/13	950,000	1,012,279
Corporacion Andina de Fomento
8.13%, 06/04/19	250,000	294,989
European Bank for Reconstruction and Development
1.25%, 06/10/11	1,080,000	1,089,519
European Investment Bank
2.63%, 05/16/11	1,910,000	1,966,107
3.13%, 06/04/14	150,000	155,961
3.25%, 02/15/11	4,880,000	5,043,618
3.25%, 10/14/11	442,000	462,185
4.88%, 01/17/17	300,000	334,847
5.13%, 05/30/17	3,710,000	4,223,673
Inter-American Development Bank
3.00%, 04/22/14	150,000	155,370
4.38%, 09/20/12	1,563,000	1,689,511
5.13%, 09/13/16(b)	855,000	967,429
Inter-American Development Bank Series G
1.75%, 10/22/12	450,000	454,584

International Bank for Reconstruction and Development
2.00%, 04/02/12	1,000,000	1,023,369
3.50%, 10/08/13	1,600,000	1,700,847
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,243,473
Korea Development Bank
8.00%, 01/23/14	500,000	579,710
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,132,255

		25,739,819
OFFICE & BUSINESS EQUIPMENT—0.42%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	841,034
Xerox Capital Trust I
8.00%, 02/01/27	300,000	291,000
Xerox Corp.
5.50%, 05/15/12	300,000	317,601
6.88%, 08/15/11	570,000	608,773

		2,058,408
OIL & GAS—5.67%
Anadarko Petroleum Corp.
5.95%, 09/15/16	570,000	621,241
6.45%, 09/15/36	699,000	730,982
Apache Corp.
5.25%, 04/15/13	285,000	310,143
6.00%, 01/15/37	250,000	278,877
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	860,093
6.25%, 03/15/38	171,000	181,116
Cenovus Energy Inc.
5.70%, 10/15/19(a)(b)	200,000	212,510
6.75%, 11/15/39(a)	200,000	220,375
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,172,938
Conoco Funding Co.
6.35%, 10/15/11	1,755,000	1,926,585
ConocoPhillips
5.75%, 02/01/19	800,000	883,724
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,428,000	1,635,563
Devon Energy Corp.
6.30%, 01/15/19	300,000	341,166
7.95%, 04/15/32	570,000	718,208
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250,000	273,082
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,178,195
6.50%, 02/01/38	342,000	371,962
EOG Resources Inc.
5.63%, 06/01/19	300,000	330,677
5.88%, 09/15/17	150,000	166,509
EQT Corp.
8.13%, 06/01/19	250,000	288,002
Hess Corp.
7.13%, 03/15/33	137,000	154,318
8.13%, 02/15/19	800,000	982,403
Husky Energy Inc.
6.25%, 06/15/12	100,000	109,135
6.80%, 09/15/37	100,000	108,308

Marathon Oil Corp.
5.90%, 03/15/18	500,000	537,124
6.00%, 10/01/17	300,000	325,241
7.50%, 02/15/19	150,000	178,575
Nabors Industries Inc.
9.25%, 01/15/19(b)	225,000	277,520
Nexen Inc.
5.88%, 03/10/35	250,000	233,629
6.20%, 07/30/19	150,000	158,505
6.40%, 05/15/37	171,000	168,811
Noble Energy Inc.
8.25%, 03/01/19	250,000	301,262
Occidental Petroleum Corp.
7.00%, 11/01/13	450,000	525,010
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	466,195
6.63%, 06/15/35	570,000	570,690
Petrobras International Finance Co.
5.88%, 03/01/18(b)	1,100,000	1,135,167
6.88%, 01/20/40	250,000	260,827
7.88%, 03/15/19	400,000	464,400
Petro-Canada
6.80%, 05/15/38	150,000	164,738
9.25%, 10/15/21	350,000	451,408
Petroleos Mexicanos
4.88%, 03/15/15(a)	450,000	455,634
Shell International Finance BV
1.30%, 09/22/11	250,000	252,054
3.25%, 09/22/15	450,000	461,393
4.00%, 03/21/14	500,000	530,744
4.30%, 09/22/19	500,000	509,510
6.38%, 12/15/38	400,000	463,342
StatoilHydro ASA
5.25%, 04/15/19	1,200,000	1,315,994
Suncor Energy Inc.
6.10%, 06/01/18	375,000	408,363
6.85%, 06/01/39	250,000	276,611
Talisman Energy Inc.
7.75%, 06/01/19	400,000	477,953
Transocean Inc.
6.00%, 03/15/18	371,000	406,369
7.50%, 04/15/31	100,000	117,919
Valero Energy Corp.
6.63%, 06/15/37	342,000	318,557
7.50%, 04/15/32	285,000	281,912
XTO Energy Inc.
6.10%, 04/01/36	114,000	117,790
6.50%, 12/15/18	800,000	901,749
6.75%, 08/01/37	250,000	280,623

		27,851,731
OIL & GAS SERVICES—0.36%
Baker Hughes Inc.
7.50%, 11/15/18	250,000	306,798
Halliburton Co.
6.15%, 09/15/19	150,000	170,654
7.45%, 09/15/39	375,000	468,486
Weatherford International Inc.
6.35%, 06/15/17	171,000	183,106
Weatherford International Ltd.
9.63%, 03/01/19	500,000	623,016

		1,752,060

PHARMACEUTICALS—3.43%
Abbott Laboratories
5.13%, 04/01/19	750,000	805,927
5.88%, 05/15/16	1,315,000	1,487,365
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	315,382
AstraZeneca PLC
5.90%, 09/15/17	607,000	691,226
6.45%, 09/15/37	300,000	347,899
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	165,382
5.88%, 11/15/36	285,000	307,064
6.13%, 05/01/38	300,000	332,324
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,155,839
5.55%, 03/15/37	228,000	236,819
Express Scripts Inc.
6.25%, 06/15/14	500,000	556,024
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	844,766
6.38%, 05/15/38	684,000	785,825
Merck & Co. Inc.
5.00%, 06/30/19	1,530,000	1,644,123
6.00%, 09/15/17	150,000	169,872
Novartis Capital Corp.
4.13%, 02/10/14(b)	500,000	532,856
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	624,545
Pfizer Inc.
4.45%, 03/15/12	1,080,000	1,151,328
5.35%, 03/15/15	1,200,000	1,341,609
7.20%, 03/15/39	500,000	634,221
Schering-Plough Corp.
5.30%, 12/01/13	800,000	884,617
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	298,308
Wyeth
5.50%, 02/01/14	867,000	963,670
5.95%, 04/01/37	500,000	546,581

		16,823,572
PIPELINES—1.95%
Buckeye Partners LP
5.50%, 08/15/19	250,000	259,455
El Paso Natural Gas Co.
8.38%, 06/15/32	700,000	854,107
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	289,389
Enbridge Inc.
5.80%, 06/15/14	300,000	333,313
Energy Transfer Partners LP
9.00%, 04/15/19	300,000	366,131
9.70%, 03/15/19	250,000	313,017
Enterprise Products Operating LLC
7.55%, 04/15/38	250,000	291,031
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	682,420
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	432,953
Kinder Morgan Energy Partners LP
5.95%, 02/15/18(b)	1,153,000	1,225,701
6.50%, 02/01/37	399,000	409,260
6.75%, 03/15/11	171,000	181,932

ONEOK Partners LP
6.65%, 10/01/36(b)	171,000	178,677
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	982,268
Southern Natural Gas Co.
5.90%, 04/01/17(a)	228,000	238,992
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	497,457
6.35%, 05/15/17	150,000	138,000
6.50%, 08/15/18	700,000	805,178
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	150,000	161,250
Williams Companies Inc. (The)
8.13%, 03/15/12	300,000	325,500
8.75%, 03/15/32	500,000	585,283

		9,551,314
REAL ESTATE—0.12%
ERP Operating LP
5.75%, 06/15/17(b)	457,000	466,150
Liberty Property LP
7.25%, 03/15/11	101,000	104,585

		570,735
REAL ESTATE INVESTMENT TRUSTS—1.04%
AvalonBay Communities Inc.
5.70%, 03/15/17	250,000	261,495
Boston Properties LP
5.88%, 10/15/19	300,000	307,252
6.25%, 01/15/13(b)	150,000	161,152
Duke Realty LP
8.25%, 08/15/19	250,000	268,018
ERP Operating LP
5.25%, 09/15/14	250,000	257,930
HCP Inc.
6.70%, 01/30/18(b)	300,000	303,000
Health Care Property Investors Inc.
5.65%, 12/15/13(b)	250,000	252,500
Health Care REIT Inc.
6.20%, 06/01/16(b)	250,000	250,625
Hospitality Properties Trust
7.88%, 08/15/14	150,000	156,349
HRPT Properties Trust
6.25%, 06/15/17	250,000	231,250
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	105,000
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	256,250
ProLogis
5.50%, 04/01/12	250,000	253,750
5.63%, 11/15/16	285,000	265,890
Realty Income Corp.
6.75%, 08/15/19	250,000	255,093
Simon Property Group LP
5.10%, 06/15/15	285,000	291,130
6.13%, 05/30/18	665,000	699,714
6.35%, 08/28/12	500,000	540,000

		5,116,398
RETAIL—2.56%
AutoZone Inc.
5.75%, 01/15/15	300,000	326,913

Costco Wholesale Corp.
5.50%, 03/15/17(b)	228,000	250,902
CVS Caremark Corp.
6.13%, 08/15/16	171,000	188,452
6.25%, 06/01/27	758,000	778,339
Home Depot Inc. (The)
5.20%, 03/01/11	200,000	209,224
5.25%, 12/16/13	300,000	326,646
5.40%, 03/01/16	570,000	607,143
5.88%, 12/16/36	300,000	293,034
Kohl’s Corp.
6.88%, 12/15/37	150,000	172,655
Lowe’s Companies Inc.
5.40%, 10/15/16	805,000	871,977
5.50%, 10/15/35(b)	250,000	249,974
McDonald’s Corp.
5.35%, 03/01/18	1,285,000	1,415,062
Nordstrom Inc.
7.00%, 01/15/38	150,000	163,734
Staples Inc.
9.75%, 01/15/14	150,000	181,500
Target Corp.
5.38%, 05/01/17	300,000	330,232
6.00%, 01/15/18(b)	1,000,000	1,137,308
6.35%, 11/01/32	457,000	500,900
Walgreen Co.
5.25%, 01/15/19	300,000	328,357
Wal-Mart Stores Inc.
4.55%, 05/01/13	640,000	689,132
5.25%, 09/01/35	285,000	286,976
5.80%, 02/15/18(b)	1,505,000	1,709,447
6.50%, 08/15/37	798,000	929,692
Yum! Brands Inc.
6.25%, 03/15/18	550,000	603,870

		12,551,469
SEMICONDUCTORS—0.04%
Analog Devices Inc.
5.00%, 07/01/14	200,000	212,557

		212,557
SOFTWARE—0.70%
Microsoft Corp.
4.20%, 06/01/19	1,080,000	1,122,719
Oracle Corp.
5.25%, 01/15/16	570,000	627,741
5.75%, 04/15/18	1,530,000	1,701,299

		3,451,759
TELECOMMUNICATIONS—7.56%
America Movil SA de CV
5.50%, 03/01/14(b)	450,000	481,050
AT&T Inc.
4.95%, 01/15/13	1,544,000	1,668,834
5.80%, 02/15/19	250,000	270,877
6.30%, 01/15/38	171,000	177,908
6.40%, 05/15/38(b)	600,000	632,518
6.50%, 09/01/37	800,000	847,998
6.55%, 02/15/39	1,400,000	1,511,397
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	850,000	919,478
8.75%, 03/01/31	600,000	786,105

BellSouth Corp.
6.00%, 11/15/34	570,000	572,166
British Telecom PLC
5.95%, 01/15/18	1,200,000	1,234,719
8.63%, 12/15/30	228,000	290,380
CenturyTel Inc.
6.00%, 04/01/17	830,000	859,050
Cisco Systems Inc.
4.45%, 01/15/20	350,000	356,232
4.95%, 02/15/19	300,000	317,664
5.25%, 02/22/11	700,000	738,232
5.50%, 02/22/16	297,000	332,553
5.50%, 01/15/40	300,000	298,257
5.90%, 02/15/39	250,000	261,801
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	799,881
8.75%, 06/15/30	871,000	1,133,034
Embarq Corp.
7.08%, 06/01/16	500,000	555,000
France Telecom SA
4.38%, 07/08/14	450,000	478,904
7.75%, 03/01/11	250,000	270,212
8.50%, 03/01/31	570,000	787,136
Harris Corp.
6.38%, 06/15/19	100,000	111,111
Motorola Inc.
6.63%, 11/15/37	250,000	217,500
8.00%, 11/01/11(b)	600,000	649,500
Nokia OYJ
5.38%, 04/15/19	150,000	158,096
6.63%, 05/15/39	100,000	112,345
Qwest Corp.
6.88%, 09/15/33	57,000	47,595
8.38%, 05/01/16(a)	1,200,000	1,251,000
8.88%, 03/15/12	228,000	241,680
Rogers Communications Inc.
6.80%, 08/15/18	700,000	803,846
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	191,649
Royal KPN NV
8.38%, 10/01/30	250,000	316,530
SBC Communications Inc.
5.10%, 09/15/14	800,000	868,636
5.88%, 02/01/12(b)	1,140,000	1,243,063
Telecom Italia Capital SA
4.95%, 09/30/14	300,000	316,372
5.25%, 11/15/13	665,000	711,318
5.25%, 10/01/15	150,000	158,029
7.72%, 06/04/38	700,000	820,472
Telefonica Emisiones SAU
5.88%, 07/15/19	250,000	275,555
5.98%, 06/20/11	450,000	480,411
6.42%, 06/20/16	150,000	170,264
Telefonica Europe BV
8.25%, 09/15/30	570,000	729,149
Verizon Communications Inc.
5.25%, 04/15/13	550,000	601,320
5.55%, 02/15/16	570,000	624,571
6.10%, 04/15/18	770,000	849,327
6.40%, 02/15/38	250,000	269,573
7.38%, 09/01/12	1,080,000	1,236,000
8.75%, 11/01/18	750,000	957,633
8.95%, 03/01/39	250,000	344,415

Verizon Global Funding Corp.
5.85%, 09/15/35	1,080,000	1,089,925
Verizon Wireless Capital LLC
3.75%, 05/20/11	600,000	620,780
5.55%, 02/01/14	1,750,000	1,933,994
Vodafone Group PLC
4.15%, 06/10/14	300,000	314,695
5.00%, 12/16/13	497,000	538,412
5.45%, 06/10/19	250,000	265,201
5.63%, 02/27/17(b)	150,000	162,703
5.75%, 03/15/16(b)	457,000	498,336
6.15%, 02/27/37	300,000	320,686

		37,083,078
TRANSPORTATION—1.57%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150,000	164,842
6.15%, 05/01/37	399,000	438,476
Canadian National Railway Co.
5.55%, 03/01/19	300,000	331,185
6.38%, 11/15/37	250,000	286,932
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	243,394
CSX Corp.
6.15%, 05/01/37	300,000	312,190
6.75%, 03/15/11	570,000	607,197
7.45%, 04/01/38	300,000	356,548
FedEx Corp.
8.00%, 01/15/19	250,000	305,361
Norfolk Southern Corp.
7.05%, 05/01/37	137,000	166,872
7.70%, 05/15/17	1,200,000	1,440,706
Union Pacific Corp.
7.88%, 01/15/19(b)	1,000,000	1,237,268
United Parcel Service Inc.
4.50%, 01/15/13	1,600,000	1,721,993
6.20%, 01/15/38	100,000	115,170

		7,728,134
WATER—0.05%
American Water Capital Corp.
6.59%, 10/15/37	250,000	256,204

		256,204

TOTAL CORPORATE BONDS & NOTES
(Cost: $410,126,920)		440,846,897

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.71%
Brazil (Federative Republic of)
5.88%, 01/15/19(b)	250,000	273,750
7.13%, 01/20/37	757,000	911,670
7.88%, 03/07/15	600,000	713,400
8.00%, 01/15/18	1,470,500	1,715,338
8.25%, 01/20/34	500,000	651,750
8.75%, 02/04/25	450,000	589,500
10.13%, 05/15/27	600,000	889,500
11.00%, 08/17/15	707,000	963,287

Canada (Government of)
2.38%, 09/10/14	500,000	505,401
Chile (Republic of)
7.13%, 01/11/12	250,000	280,000
Export Development Canada
3.13%, 04/24/14	1,400,000	1,458,570
Hydro-Quebec
8.05%, 07/07/24	685,000	899,418
Israel (State of)
5.13%, 03/26/19	1,080,000	1,099,360
Italy (Republic of)
2.13%, 10/05/12	500,000	506,479
4.38%, 06/15/13	300,000	323,595
4.50%, 01/21/15(b)	400,000	430,688
5.25%, 09/20/16(b)	800,000	886,955
5.38%, 06/15/33	1,000,000	1,032,361
5.63%, 06/15/12	250,000	275,795
6.00%, 02/22/11	1,425,000	1,516,188
Japan Finance Corp.
2.00%, 06/24/11	1,530,000	1,558,496
Korea (Republic of)
4.88%, 09/22/14	300,000	318,716
5.75%, 04/16/14	500,000	548,339
7.13%, 04/16/19	150,000	176,662
Malaysia (Government of)
7.50%, 07/15/11	250,000	273,261
Manitoba (Province of)
4.90%, 12/06/16	150,000	164,528
Nova Scotia (Province of)
5.13%, 01/26/17	250,000	276,961
5.75%, 02/27/12	300,000	323,807
Ontario (Province of)
2.75%, 02/22/11(b)	925,000	948,945
4.00%, 10/07/19	500,000	504,062
4.10%, 06/16/14	1,755,000	1,879,078
Peru (Republic of)
6.55%, 03/14/37(b)	700,000	759,500
7.13%, 03/30/19	500,000	586,750
Poland (Republic of)
5.00%, 10/19/15	150,000	159,000
6.38%, 07/15/19	500,000	556,875
Quebec (Province of)
4.60%, 05/26/15	300,000	326,595
4.88%, 05/05/14	500,000	550,901
5.00%, 03/01/16	570,000	630,818
5.13%, 11/14/16	188,000	209,728
7.50%, 09/15/29	320,000	425,891
South Africa (Republic of)
6.50%, 06/02/14	300,000	328,500
6.88%, 05/27/19	500,000	556,875
United Mexican States
5.63%, 01/15/17	800,000	856,688
5.95%, 03/19/19(b)	1,755,000	1,917,162
6.38%, 01/16/13	867,000	955,781
7.50%, 04/08/33	1,045,000	1,248,775

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $31,409,859)		32,965,699

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—1.82%

CALIFORNIA—0.67%
California State, General Obligations Unlimited
5.45%, 04/01/15	750,000	773,663
7.55%, 04/01/39	1,495,000	1,540,074
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	250,000	241,690
University of California Revenue
5.77%, 05/15/43	700,000	711,837

		3,267,264
ILLINOIS—0.48%
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	690,000	756,371
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	1,785,000	1,617,549

		2,373,920
NEW JERSEY—0.18%
New Jersey State Turnpike Authority Revenue
7.41%, 01/01/40	735,000	880,185

		880,185
NEW YORK—0.11%
Metropolitan Transportation Authority NY Dedicated Tax Fund Revenue
7.34%, 11/15/39	250,000	298,095
New York State Dormitory Authority State Personal Income Tax Revenue
5.63%, 03/15/39	250,000	251,915

		550,010
TEXAS—0.22%
Dallas, Texas Area Rapid Transit Sales Tax Revenue
6.00%, 12/01/44	250,000	272,765
North Texas Tollway Authority Revenue
6.72%, 01/01/49	500,000	547,015
Texas State, General Obligations Unlimited
5.52%, 04/01/39	250,000	259,110

		1,078,890
UTAH—0.16%
Utah State, General Obligations Unlimited
4.55%, 07/01/24	750,000	769,740

		769,740

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $8,944,940)		8,920,009

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.49%

MONEY MARKET FUNDS—4.49%

Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	17,475,389	17,475,389
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	2,426,133	2,426,133
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	2,159,618	2,159,618

		22,061,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,061,140)		22,061,140

TOTAL INVESTMENTS IN SECURITIES—102.84%
(Cost: $472,542,859)		504,793,745
Other Assets, Less Liabilities—(2.84)%		(13,963,994)

NET ASSETS—100.00%		$490,829,751

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—37.05%

AEROSPACE & DEFENSE—0.43%
Boeing Co. (The)
5.00%, 03/15/14	$300,000	$329,678
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	110,126
United Technologies Corp.
6.05%, 06/01/36	101,000	113,270

		553,074
AGRICULTURE—0.52%
Altria Group Inc.
10.20%, 02/06/39	230,000	299,701
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	61,205
Philip Morris International Inc.
5.65%, 05/16/18	230,000	249,234
Reynolds American Inc.
7.25%, 06/15/37	51,000	51,606

		661,746
AUTO MANUFACTURERS—0.35%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	404,000	444,400

		444,400
BANKS—5.58%
Bank of America Corp.
4.88%, 01/15/13	202,000	210,720
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	3,000,000	3,146,109
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	230,000	245,303
BB&T Corp.
6.85%, 04/30/19(a)	184,000	210,755
Deutsche Bank AG London
6.00%, 09/01/17	202,000	223,680
HSBC Holdings PLC
6.50%, 05/02/36	202,000	216,685
KfW
5.13%, 03/14/16	605,000	681,752
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202,000	225,641
National City Corp.
4.90%, 01/15/15	230,000	240,526
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104,000	89,452
UBS AG Stamford
5.88%, 12/20/17	250,000	258,449
US Bank N.A.
4.80%, 04/15/15	184,000	198,848

Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	303,000	322,656
5.75%, 06/15/17	505,000	533,326
Wells Fargo & Co.
4.88%, 01/12/11	339,000	352,119

		7,156,021
BEVERAGES—0.61%
Coca-Cola Co. (The)
5.35%, 11/15/17	103,000	113,853
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	61,000	81,595
Diageo Capital PLC
5.88%, 09/30/36	81,000	88,232
Pepsi Bottling Group Inc.
7.00%, 03/01/29	101,000	122,933
PepsiCo Inc.
7.90%, 11/01/18	300,000	381,258

		787,871
BIOTECHNOLOGY—0.20%
Amgen Inc.
5.70%, 02/01/19	230,000	255,044

		255,044
BUILDING MATERIALS—0.16%
CRH America Inc.
5.30%, 10/15/13	202,000	211,342

		211,342
CHEMICALS—0.41%
Dow Chemical Co. (The)
6.00%, 10/01/12	404,000	440,080
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81,000	87,661

		527,741
COMMERCIAL SERVICES—0.13%
McKesson Corp.
5.70%, 03/01/17	61,000	65,083
Western Union Co.
5.40%, 11/17/11	101,000	108,459

		173,542
COMPUTERS—0.67%
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	298,696
International Business Machines Corp.
4.75%, 11/29/12	202,000	220,514
5.70%, 09/14/17	300,000	334,826

		854,036
COSMETICS & PERSONAL CARE—0.04%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	54,510

		54,510
DIVERSIFIED FINANCIAL SERVICES—6.65%
American Express Co.
6.80%, 09/01/16	81,000	68,445
8.15%, 03/19/38	303,000	381,312
Associates Corp. of North America
6.95%, 11/01/18	303,000	307,953

Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	221,529
BP Capital Markets PLC
5.25%, 11/07/13	300,000	333,758
Capital One Financial Corp.
5.70%, 09/15/11	202,000	214,104
Citigroup Inc.
5.13%, 02/14/11	230,000	236,655
6.00%, 10/31/33	202,000	163,769
8.50%, 05/22/19	230,000	261,245
Countrywide Financial Corp.
5.80%, 06/07/12	101,000	108,070
Credit Suisse (USA) Inc.
5.25%, 03/02/11	230,000	240,186
5.38%, 03/02/16	222,000	233,057
General Electric Capital Corp.
5.63%, 09/15/17	303,000	315,022
5.88%, 01/14/38	202,000	189,472
6.75%, 03/15/32	283,000	292,920
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	293,000	312,312
6.75%, 10/01/37	367,000	381,098
6.88%, 01/15/11	275,000	291,984
HSBC Finance Corp.
5.50%, 01/19/16	505,000	530,331
International Lease Finance Corp.
5.63%, 09/20/13	172,000	134,160
John Deere Capital Corp.
7.00%, 03/15/12	152,000	171,093
JPMorgan Chase & Co.
5.38%, 10/01/12	303,000	329,250
5.75%, 01/02/13	303,000	330,138
JPMorgan Chase Capital XV
5.88%, 03/15/35	454,000	389,018
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	202,000	217,869
6.11%, 01/29/37	300,000	276,201
6.40%, 08/28/17(a)	303,000	317,013
Morgan Stanley
5.05%, 01/21/11	202,000	209,454
5.75%, 10/18/16(a)	555,000	577,234
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	293,000	327,679
SLM Corp.
5.38%, 05/15/14	202,000	167,660

		8,529,991
ELECTRIC—2.58%
Constellation Energy Group Inc.
4.55%, 06/15/15	152,000	156,080
Dominion Resources Inc.
5.15%, 07/15/15	293,000	318,176
Duke Capital LLC
6.25%, 02/15/13	152,000	165,503
Duke Energy Corp.
6.25%, 01/15/12	101,000	109,646
Duke Energy Ohio Inc.
5.45%, 04/01/19	300,000	328,634
Exelon Corp.
4.90%, 06/15/15	162,000	171,200

Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	163,884
FirstEnergy Corp.
7.38%, 11/15/31	202,000	223,765
FPL Group Capital Inc.
5.63%, 09/01/11	101,000	107,332
Indiana Michigan Power Co.
7.00%, 03/15/19	184,000	212,505
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	202,000	216,489
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	117,265
Pacific Gas & Electric Co.
4.80%, 03/01/14	182,000	196,827
Progress Energy Inc.
7.10%, 03/01/11	293,000	312,056
PSEG Power LLC
8.63%, 04/15/31	61,000	81,033
Southern California Edison Co.
6.00%, 01/15/34	142,000	156,459
Southern Power Co.
6.25%, 07/15/12	250,000	278,685

		3,315,539
ENVIRONMENTAL CONTROL—0.03%
Waste Management Inc.
7.00%, 07/15/28	41,000	45,311

		45,311
FOOD—0.51%
Kraft Foods Inc.
6.13%, 02/01/18	300,000	323,372
Kroger Co. (The)
5.50%, 02/01/13	101,000	109,462
Unilever Capital Corp.
5.90%, 11/15/32(a)	202,000	223,118

		655,952
GAS—0.05%
ONEOK Inc.
6.00%, 06/15/35	61,000	58,687

		58,687
HEALTH CARE - PRODUCTS—0.13%
Johnson & Johnson
5.55%, 08/15/17	150,000	168,959

		168,959
HEALTH CARE - SERVICES—0.48%
UnitedHealth Group Inc.
5.38%, 03/15/16(a)	230,000	240,230
5.80%, 03/15/36	51,000	47,429
WellPoint Inc.
5.00%, 01/15/11	323,000	334,935

		622,594
HOUSEHOLD PRODUCTS & WARES—0.31%
Fortune Brands Inc.
5.13%, 01/15/11	101,000	103,730
Kimberly-Clark Corp.
6.13%, 08/01/17	253,000	290,840

		394,570

INSURANCE—0.95%
Allstate Corp. (The)
5.55%, 05/09/35	202,000	200,624
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15(a)	202,000	221,076
MetLife Inc.
5.00%, 06/15/15	404,000	428,946
Prudential Financial Inc.
5.70%, 12/14/36	101,000	91,361
Travelers Companies Inc. (The)
5.80%, 05/15/18	250,000	274,998

		1,217,005
MACHINERY—0.34%
Caterpillar Inc.
5.70%, 08/15/16	404,000	440,242

		440,242
MANUFACTURING—0.34%
General Electric Co.
5.00%, 02/01/13(a)	404,000	433,219

		433,219
MEDIA—1.79%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	293,000	343,413
Comcast Corp.
6.45%, 03/15/37	202,000	211,311
News America Inc.
5.30%, 12/15/14	293,000	322,071
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	84,160
7.50%, 04/01/14	230,000	266,632
Time Warner Inc.
6.88%, 05/01/12	162,000	179,310
7.70%, 05/01/32	202,000	238,414
Viacom Inc.
6.25%, 04/30/16	101,000	111,029
7.88%, 07/30/30	202,000	209,070
Walt Disney Co. (The)
6.38%, 03/01/12	293,000	325,148

		2,290,558
MINING—0.81%
Alcoa Inc.
5.55%, 02/01/17	61,000	60,085
5.95%, 02/01/37	61,000	51,545
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	293,000	315,596
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	255,000	272,850
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	138,000	175,433
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	162,415

		1,037,924
MULTI-NATIONAL—2.24%
Asian Development Bank
2.75%, 05/21/14	459,000	470,321
European Investment Bank
2.63%, 05/16/11	1,100,000	1,132,313
4.63%, 05/15/14	605,000	667,108

Inter-American Development Bank
5.13%, 09/13/16(a)	303,000	342,843
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	255,842

		2,868,427
OFFICE & BUSINESS EQUIPMENT—0.17%
Xerox Corp.
6.88%, 08/15/11	202,000	215,741

		215,741
OIL & GAS—1.79%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	220,159
Apache Corp.
5.25%, 04/15/13	101,000	109,910
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	64,609
ConocoPhillips Holding Co.
6.95%, 04/15/29	404,000	462,722
Devon Energy Corp.
7.95%, 04/15/32	202,000	254,523
EnCana Holdings Finance Corp.
5.80%, 05/01/14	300,000	330,133
Hess Corp.
7.13%, 03/15/33	51,000	57,447
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	202,244
Shell International Finance BV
6.38%, 12/15/38	100,000	115,835
Suncor Energy Inc.
6.10%, 06/01/18	150,000	163,345
Valero Energy Corp.
7.50%, 04/15/32	101,000	99,906
XTO Energy Inc.
6.38%, 06/15/38	202,000	216,617

		2,297,450
OIL & GAS SERVICES—0.15%
Weatherford International Ltd.
9.63%, 03/01/19	150,000	186,905

		186,905
PHARMACEUTICALS—2.10%
Abbott Laboratories
5.60%, 05/15/11	253,000	270,686
5.88%, 05/15/16	101,000	114,239
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	111,767
AstraZeneca PLC
5.40%, 09/15/12	202,000	223,710
Bristol-Myers Squibb Co.
5.88%, 11/15/36	101,000	108,819
Eli Lilly and Co.
5.55%, 03/15/37	81,000	84,133
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	358,000	398,054
Merck & Co. Inc.
4.75%, 03/01/15	300,000	327,530
Pfizer Inc.
7.20%, 03/15/39	230,000	291,742

Schering-Plough Corp.
5.30%, 12/01/13	300,000	331,731
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	105,716
Wyeth
5.50%, 02/01/14	293,000	325,669

		2,693,796
PIPELINES—0.81%
Energy Transfer Partners
5.65%, 08/01/12(a)	250,000	267,490
Enterprise Products Operating LP
5.60%, 10/15/14	222,000	241,622
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	142,000	145,652
6.75%, 03/15/11	51,000	54,260
TransCanada PipeLines Ltd.
7.13%, 01/15/19	184,000	220,068
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	110,949

		1,040,041
REAL ESTATE INVESTMENT TRUSTS—0.49%
ProLogis
5.63%, 11/15/16	101,000	94,228
Simon Property Group LP
5.60%, 09/01/11	505,000	528,987

		623,215
RETAIL—1.28%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	89,136
CVS Caremark Corp.
6.13%, 08/15/16	61,000	67,226
Home Depot Inc. (The)
5.40%, 03/01/16	202,000	215,163
5.88%, 12/16/36	103,000	100,608
Target Corp.
7.00%, 01/15/38	303,000	361,708
Wal-Mart Stores Inc.
4.55%, 05/01/13	757,000	815,114

		1,648,955
SOFTWARE—0.17%
Oracle Corp.
5.25%, 01/15/16	202,000	222,463

		222,463
TELECOMMUNICATIONS—3.17%
AT&T Inc.
6.55%, 02/15/39	300,000	323,871
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	404,000	437,022
BellSouth Corp.
6.00%, 11/15/34	202,000	202,768
British Telecom PLC
8.63%, 12/15/30	81,000	103,161
Cisco Systems Inc.
5.50%, 02/22/16	101,000	113,091
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61,000	79,351
Embarq Corp.
7.08%, 06/01/16	202,000	224,220

France Telecom SA
8.50%, 03/01/31	202,000	278,950
Qwest Corp.
6.88%, 09/15/33	31,000	25,885
8.88%, 03/15/12	81,000	85,860
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	68,366
SBC Communications Inc.
5.88%, 02/01/12	404,000	440,524
Telecom Italia Capital SA
5.25%, 10/01/15	230,000	242,311
Telefonica Europe BV
8.25%, 09/15/30	202,000	258,400
Verizon Communications Inc.
5.55%, 02/15/16	202,000	221,339
7.35%, 04/01/39	184,000	220,096
Verizon Global Funding Corp.
7.25%, 12/01/10	293,000	310,990
Verizon Wireless Capital LLC
5.55%, 02/01/14	230,000	254,182
Vodafone Group PLC
5.75%, 03/15/16	162,000	176,653

		4,067,040

TRANSPORTATION—0.61%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	202,000	221,986
CSX Corp.
6.75%, 03/15/11	202,000	215,182
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	62,120
Union Pacific Corp.
7.88%, 01/15/19(a)	230,000	284,572

		783,860

TOTAL CORPORATE BONDS & NOTES
(Cost: $44,462,931)		47,537,771

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.41%
Brazil (Federative Republic of)
8.00%, 01/15/18	810,333	945,254
Italy (Republic of)
6.00%, 02/22/11	1,009,000	1,073,568
Ontario (Province of)
4.95%, 11/28/16	440,000	487,022
Peru (Republic of)
7.13%, 03/30/19(a)	250,000	293,375
Poland (Republic of)
6.38%, 07/15/19	250,000	278,437
Quebec (Province of)
5.00%, 03/01/16	202,000	223,553
7.50%, 09/15/29	202,000	268,844
United Mexican States
6.38%, 01/16/13	293,000	323,003
7.50%, 04/08/33	404,000	482,780

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,167,559)		4,375,836

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.34%

ILLINOIS—0.34%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	480,000	434,971

		434,971

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $445,230)		434,971

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—57.89%

U.S. GOVERNMENT AGENCY OBLIGATIONS—13.72%
Federal Home Loan Bank
1.63%, 01/21/11(a)	4,800,000	4,861,707
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	1,560,000	1,599,732
4.50%, 01/15/13(a)	2,970,000	3,252,102
4.50%, 01/15/15(a)	1,500,000	1,656,736
4.88%, 06/13/18(a)	504,000	557,578
6.25%, 07/15/32(a)	963,000	1,174,102
Federal National Mortgage Association
2.75%, 03/13/14	2,520,000	2,600,929
5.00%, 04/15/15	1,680,000	1,895,819

		17,598,705
U.S. GOVERNMENT OBLIGATIONS—44.17%
U.S. Treasury Bonds
4.50%, 08/15/39	384,000	403,411
7.63%, 02/15/25(a)	3,720,000	5,342,069
8.13%, 08/15/19(a)	2,760,000	3,883,430
U.S. Treasury Notes
1.25%, 11/30/10(a)	2,436,000	2,459,191
1.38%, 04/15/12	7,836,000	7,936,613
1.38%, 09/15/12	1,584,000	1,600,046
3.63%, 08/15/19(a)	9,960,000	10,304,915
4.63%, 12/31/11	6,867,000	7,422,128
4.63%, 11/15/16	6,348,000	7,155,338
4.75%, 05/15/14(a)	9,000,000	10,169,550

		56,676,691

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $71,869,547)		74,275,396

Security	Shares	Value

SHORT-TERM INVESTMENTS—36.63%

MONEY MARKET FUNDS—36.63%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18% (c)(d)(e)	40,516,935	40,516,935
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17% (c)(d)(e)	5,625,024	5,625,024
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06% (c)(d)	846,864	846,864

		46,988,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,988,823)		46,988,823

TOTAL INVESTMENTS IN SECURITIES—135.32%
(Cost: $167,934,090)		173,612,797
Other Assets, Less Liabilities—(35.32)%		(45,314,956)

NET ASSETS—100.00%		$128,297,841

FDIC – Federal Deposit Insurance Corporation

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—91.18%

ADVERTISING—0.06%
Omnicom Group Inc.
6.25%, 07/15/19	$1,000,000	$1,078,436

		1,078,436
AEROSPACE & DEFENSE—1.00%
Boeing Co. (The)
6.00%, 03/15/19	2,550,000	2,857,674
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,655,082
5.25%, 02/01/14	1,174,000	1,292,673
L-3 Communications Corp.
5.20%, 10/15/19(a)	800,000	821,540
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,249,752
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,578,968
Raytheon Co.
4.85%, 01/15/11	2,000,000	2,081,995
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	216,434
United Technologies Corp.
4.88%, 05/01/15	3,000,000	3,291,892
6.13%, 02/01/19	1,711,000	1,959,014

		19,005,024
AGRICULTURE—1.07%
Altria Group Inc.
8.50%, 11/10/13	2,750,000	3,216,778
9.25%, 08/06/19	1,500,000	1,816,554
9.70%, 11/10/18	2,555,000	3,141,361
Archer-Daniels-Midland Co.
5.45%, 03/15/18	750,000	820,367
Bunge Limited Finance Corp.
5.35%, 04/15/14	2,375,000	2,442,364
8.50%, 06/15/19	400,000	463,849
Philip Morris International Inc.
4.88%, 05/16/13	1,650,000	1,777,936
5.65%, 05/16/18	3,333,000	3,611,723
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,369,047
7.25%, 06/01/13	1,650,000	1,802,719

		20,462,698
AIRLINES—0.10%
Southwest Airlines Co.
5.75%, 12/15/16(b)	2,000,000	1,993,963

		1,993,963

AUTO MANUFACTURERS—0.36%
Daimler Finance North America LLC
5.88%, 03/15/11	500,000	522,500
7.75%, 01/18/11	2,500,000	2,650,000
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	3,333,000	3,666,300

		6,838,800
AUTO PARTS & EQUIPMENT—0.12%
Johnson Controls Inc.
5.50%, 01/15/16	2,200,000	2,233,818

		2,233,818
BANKS—13.54%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,381,346
Bank of America Corp.
4.88%, 01/15/13	8,720,000	9,096,435
5.49%, 03/15/19	2,250,000	2,176,368
5.65%, 05/01/18	6,475,000	6,508,076
5.75%, 12/01/17	5,500,000	5,587,203
7.38%, 05/15/14	5,000,000	5,616,276
7.40%, 01/15/11	3,000,000	3,173,219
7.63%, 06/01/19(b)	1,750,000	2,008,028
Bank of America N.A.
5.30%, 03/15/17	2,000,000	1,969,908
Bank of New York Mellon Corp. (The)
3.10%, 01/15/15	500,000	507,011
4.95%, 11/01/12	3,333,000	3,644,613
5.45%, 05/15/19	1,500,000	1,638,642
BB&T Corp.
3.85%, 07/27/12	500,000	518,494
5.20%, 12/23/15	1,137,000	1,209,477
5.25%, 11/01/19	500,000	507,613
5.70%, 04/30/14	2,700,000	2,951,923
Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,034,808
China Development Bank
5.00%, 10/15/15	1,000,000	1,064,510
Comerica Bank
5.20%, 08/22/17	2,700,000	2,473,449
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,077,696
5.00%, 05/15/13	2,750,000	2,966,311
5.30%, 08/13/19	1,500,000	1,569,079
Deutsche Bank AG London
5.38%, 10/12/12	4,000,000	4,379,357
6.00%, 09/01/17(b)	5,004,000	5,541,073
Export-Import Bank of Korea (The)
5.50%, 10/17/12	2,550,000	2,729,342
8.13%, 01/21/14	3,150,000	3,666,506
Fifth Third Bancorp
4.50%, 06/01/18	500,000	411,029
5.45%, 01/15/17	1,100,000	993,958
6.25%, 05/01/13	1,500,000	1,567,500
Fifth Third Capital Trust IV
6.50%, 04/15/17	500,000	347,500
HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,847,341
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	6,341,000	6,767,504
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,427,749
5.70%, 08/15/12	1,350,000	1,417,500

KfW
2.00%, 01/17/12	5,500,000	5,620,246
3.25%, 02/15/11	14,000,000	14,455,657
3.50%, 03/10/14	9,350,000	9,862,961
4.50%, 07/16/18	6,047,000	6,555,757
4.63%, 01/20/11	5,000,000	5,234,005
4.88%, 01/17/17	6,000,000	6,696,946
4.88%, 06/17/19	3,000,000	3,331,836
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12(b)	2,200,000	2,361,902
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	3,300,000	3,465,132
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,713,387
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000,000	1,035,916
Marshall & Ilsley Corp.
5.35%, 04/01/11(b)	2,000,000	1,880,000
Mellon Funding Corp.
6.40%, 05/14/11	2,700,000	2,895,026
National City Corp.
4.90%, 01/15/15	1,322,000	1,382,504
Northern Trust Corp.
4.63%, 05/01/14(b)	1,000,000	1,075,107
Oesterreichische Kontrollbank AG
2.88%, 03/15/11(b)	2,750,000	2,828,247
3.13%, 10/14/11	2,750,000	2,861,918
4.75%, 10/16/12	3,333,000	3,627,434
5.00%, 04/25/17	1,800,000	1,992,135
PNC Funding Corp.
4.25%, 09/21/15	750,000	773,137
5.25%, 11/15/15	3,837,000	4,046,322
5.40%, 06/10/14	3,000,000	3,229,501
Regions Bank
7.50%, 05/15/18	1,000,000	966,534
Regions Financial Corp.
6.38%, 05/15/12	1,100,000	1,056,032
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,833,000	1,576,600
6.40%, 10/21/19	1,000,000	1,007,022
Sovereign Bank
8.75%, 05/30/18	250,000	293,384
State Street Corp.
4.30%, 05/30/14	1,500,000	1,590,900
SunTrust Bank
5.45%, 12/01/17	1,100,000	1,048,424
6.00%, 09/11/17	750,000	766,151
6.38%, 04/01/11	1,711,000	1,786,726
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,542,198
U.S. Bancorp
2.88%, 11/20/14	500,000	501,851
UBS AG Stamford
5.75%, 04/25/18	500,000	513,282
5.88%, 12/20/17	5,033,000	5,203,094
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16	1,100,000	825,000
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,828,534
6.38%, 08/01/11	4,250,000	4,588,844
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,321,071

Wachovia Capital Trust III
5.80%, 03/15/11	1,400,000	952,000
Wachovia Corp.
5.63%, 10/15/16	2,750,000	2,848,371
5.75%, 02/01/18	1,900,000	2,009,797
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,906,305
5.30%, 10/15/11	3,333,000	3,549,218
5.50%, 05/01/13	6,000,000	6,482,580
5.75%, 06/15/17	400,000	422,436
Wells Fargo & Co.
4.88%, 01/12/11	8,897,000	9,241,313
5.00%, 11/15/14	1,000,000	1,048,906
5.13%, 09/15/16	1,250,000	1,265,815
5.63%, 12/11/17	3,897,000	4,095,178
Wells Fargo Bank N.A.
5.75%, 05/16/16	700,000	734,465
Wells Fargo Capital XV
9.75%, 09/26/13	1,500,000	1,590,000
Westpac Banking Corp.
2.25%, 11/19/12	1,500,000	1,508,462
4.20%, 02/27/15	1,000,000	1,035,400
4.63%, 06/01/18	650,000	603,344
4.88%, 11/19/19	1,500,000	1,514,447

		257,925,604
BEVERAGES—1.79%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,793,907
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,443,308
6.95%, 03/15/14	2,500,000	2,969,894
Coca-Cola Co. (The)
3.63%, 03/15/14	1,650,000	1,733,972
5.35%, 11/15/17	2,500,000	2,763,429
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	4,024,325
Diageo Capital PLC
7.38%, 01/15/14(b)	2,750,000	3,231,258
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,659,081
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	1,500,000	1,724,242
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,642,940
PepsiCo Inc.
4.65%, 02/15/13	3,333,000	3,614,545
5.00%, 06/01/18	1,650,000	1,784,916
7.90%, 11/01/18	1,322,000	1,680,077

		34,065,894
BIOTECHNOLOGY—0.24%
Amgen Inc.
4.85%, 11/18/14	2,500,000	2,735,394
5.70%, 02/01/19	1,711,000	1,897,304

		4,632,698
BUILDING MATERIALS—0.25%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,743,052
6.00%, 09/30/16	2,200,000	2,299,000
Lafarge SA
6.15%, 07/15/11	750,000	785,625

		4,827,677

CHEMICALS—1.36%
Dow Chemical Co. (The)
4.85%, 08/15/12	1,650,000	1,741,758
5.70%, 05/15/18	2,500,000	2,532,979
5.90%, 02/15/15	750,000	803,404
6.00%, 10/01/12	1,322,000	1,440,062
7.60%, 05/15/14	900,000	1,021,010
8.55%, 05/15/19	1,750,000	2,068,071
E.I. du Pont de Nemours and Co.
5.00%, 01/15/13	1,666,000	1,803,110
5.88%, 01/15/14	3,400,000	3,817,693
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,352,116
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	2,750,000	3,009,278
PPG Industries Inc.
6.65%, 03/15/18	584,000	648,582
Praxair Inc.
3.25%, 09/15/15	1,650,000	1,697,867
4.50%, 08/15/19	1,000,000	1,047,849
5.25%, 11/15/14	1,666,000	1,865,524
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,109,448

		25,958,751
COMMERCIAL SERVICES—0.54%
Block Financial LLC
5.13%, 10/30/14	1,000,000	1,029,258
Duke University
4.20%, 04/01/14	1,554,000	1,660,194
Emory University
5.63%, 09/01/19	1,000,000	1,117,020
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,725,238
Princeton University Series A
4.95%, 03/01/19	500,000	538,305
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	1,617,000	1,592,745
Stanford University
4.75%, 05/01/19	318,000	337,774
Vanderbilt University
5.25%, 04/01/19	750,000	816,146
Western Union Co.
5.40%, 11/17/11	1,322,000	1,419,633

		10,236,313
COMPUTERS—1.30%
Computer Sciences Corp.
6.50%, 03/15/18	1,000,000	1,122,137
Dell Inc.
4.70%, 04/15/13	1,500,000	1,626,146
5.88%, 06/15/19	750,000	816,963
Hewlett-Packard Co.
4.25%, 02/24/12	1,650,000	1,750,903
4.50%, 03/01/13	2,750,000	2,951,325
6.13%, 03/01/14	5,388,000	6,122,953
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,638,480
6.50%, 10/15/13	2,500,000	2,901,441
7.63%, 10/15/18	2,990,000	3,758,895

		24,689,243

COSMETICS & PERSONAL CARE—0.39%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,095,404
Procter & Gamble Co. (The)
3.50%, 02/15/15	2,200,000	2,300,724
4.60%, 01/15/14	2,824,000	3,071,655
4.70%, 02/15/19(b)	1,000,000	1,057,173

		7,524,956
DIVERSIFIED FINANCIAL SERVICES—19.63%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	1,375,000	1,482,286
American Express Co.
4.88%, 07/15/13	1,666,000	1,748,759
5.50%, 09/12/16	1,375,000	1,409,854
6.80%, 09/01/16	1,322,000	1,117,090
7.00%, 03/19/18	1,800,000	2,009,251
7.25%, 05/20/14(b)	2,500,000	2,861,975
8.13%, 05/20/19	3,200,000	3,839,132
American Express Credit Corp.
5.00%, 12/02/10	900,000	929,761
Ameriprise Financial Inc.
5.65%, 11/15/15	1,200,000	1,255,135
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,333,000	3,655,226
6.95%, 08/10/12	4,000,000	4,504,629
7.25%, 02/01/18	1,666,000	1,926,469
Boeing Capital Corp.
6.10%, 03/01/11	2,325,000	2,467,038
BP Capital Markets PLC
1.55%, 08/11/11	500,000	505,949
3.88%, 03/10/15	1,650,000	1,738,478
5.25%, 11/07/13	6,012,000	6,688,508
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	2,964,926
Capital One Financial Corp.
5.70%, 09/15/11	2,633,000	2,790,767
6.75%, 09/15/17	2,000,000	2,156,136
Caterpillar Financial Services Corp.
6.13%, 02/17/14	3,850,000	4,321,683
Charles Schwab Corp. (The)
4.95%, 06/01/14	1,100,000	1,191,857
Citigroup Inc.
5.00%, 09/15/14	1,510,000	1,459,704
5.30%, 01/07/16	2,200,000	2,121,902
5.50%, 04/11/13	14,656,000	15,197,995
5.63%, 08/27/12	3,000,000	3,105,148
6.00%, 08/15/17	1,000,000	987,643
6.13%, 11/21/17(b)	6,010,000	5,943,861
6.13%, 05/15/18	2,200,000	2,174,644
6.38%, 08/12/14	1,750,000	1,841,655
6.50%, 01/18/11	4,500,000	4,680,694
6.50%, 08/19/13	2,500,000	2,677,587
8.50%, 05/22/19	2,750,000	3,123,582
CME Group Inc.
5.75%, 02/15/14	1,800,000	2,001,302
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	2,123,950
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,293,600

Credit Suisse (USA) Inc.
5.38%, 03/02/16(b)	5,004,000	5,253,221
6.13%, 11/15/11	4,500,000	4,884,891
6.50%, 01/15/12	3,300,000	3,613,980
Credit Suisse First Boston (USA) Inc.
5.13%, 08/15/15(b)	2,750,000	2,985,899
Discover Financial Services
10.25%, 07/15/19	1,100,000	1,275,604
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,519,003
5.00%, 02/14/12	2,000,000	2,155,364
5.50%, 06/26/17	1,000,000	1,106,072
General Electric Capital Corp.
4.80%, 05/01/13	2,750,000	2,918,315
5.00%, 11/15/11	2,000,000	2,129,945
5.00%, 01/08/16	10,035,000	10,271,577
5.25%, 10/19/12	9,616,000	10,387,967
5.63%, 05/01/18	2,800,000	2,898,994
5.88%, 02/15/12	4,500,000	4,868,871
5.90%, 05/13/14	6,000,000	6,626,349
6.00%, 08/07/19	1,400,000	1,473,105
6.13%, 02/22/11	6,450,000	6,830,010
6.38%, 11/15/17	1,500,000	1,245,000
General Electric Capital Corp. Series A
5.45%, 01/15/13	2,750,000	3,044,264
Genworth Global Funding Trusts
5.13%, 03/15/11	1,800,000	1,818,732
Goldman Sachs Capital Trust II
5.79%, 06/01/12	1,000,000	730,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,692,000	7,133,088
5.15%, 01/15/14	1,650,000	1,763,105
5.25%, 10/15/13	7,000,000	7,556,979
5.35%, 01/15/16	2,250,000	2,363,225
5.45%, 11/01/12	750,000	816,198
5.63%, 01/15/17	2,000,000	2,067,671
5.95%, 01/18/18	2,750,000	2,941,103
6.15%, 04/01/18	8,706,000	9,410,181
6.60%, 01/15/12	3,250,000	3,555,258
6.88%, 01/15/11	4,316,000	4,582,557
HSBC Finance Capital Trust IX
5.91%, 11/30/15	1,100,000	847,000
HSBC Finance Corp.
5.00%, 06/30/15(b)	1,650,000	1,744,036
5.25%, 01/14/11	2,700,000	2,793,206
5.50%, 01/19/16	4,035,000	4,237,397
6.38%, 10/15/11	3,500,000	3,739,047
6.75%, 05/15/11	2,850,000	3,030,010
International Lease Finance Corp.
5.75%, 06/15/11	1,100,000	979,000
6.38%, 03/25/13	4,683,000	3,699,570
Jefferies Group Inc.
5.50%, 03/15/16	900,000	840,729
8.50%, 07/15/19	650,000	717,223
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,681,856
JPMorgan Chase & Co.
4.65%, 06/01/14	1,650,000	1,756,328
5.15%, 10/01/15	9,000,000	9,460,426
5.60%, 06/01/11	2,750,000	2,924,621
5.75%, 01/02/13	10,392,000	11,322,742
6.00%, 01/15/18	2,800,000	3,046,724
6.30%, 04/23/19	1,750,000	1,950,406
6.75%, 02/01/11	1,600,000	1,700,387

Lazard Group LLC
6.85%, 06/15/17	1,650,000	1,688,624
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,020,096
5.45%, 07/15/14	6,692,000	7,038,475
6.05%, 08/15/12	4,500,000	4,853,525
6.05%, 05/16/16	3,300,000	3,316,964
6.40%, 08/28/17	1,925,000	2,014,028
6.88%, 04/25/18	4,338,000	4,658,515
Morgan Stanley
4.20%, 11/20/14	1,500,000	1,509,713
4.75%, 04/01/14	5,343,000	5,435,878
5.30%, 03/01/13	4,250,000	4,509,082
5.38%, 10/15/15	1,375,000	1,429,048
5.63%, 09/23/19	1,000,000	1,012,898
5.75%, 10/18/16	2,325,000	2,418,142
5.95%, 12/28/17	1,500,000	1,561,075
6.00%, 05/13/14	1,000,000	1,089,074
6.00%, 04/28/15	7,000,000	7,549,394
6.60%, 04/01/12	1,137,000	1,245,967
6.63%, 04/01/18	4,333,000	4,699,436
6.75%, 04/15/11	5,283,000	5,634,902
7.30%, 05/13/19	2,100,000	2,366,963
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	2,042,177
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,124,000	1,858,500
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	3,333,000	3,727,494
10.38%, 11/01/18	1,500,000	2,034,967
SLM Corp.
5.00%, 10/01/13	2,990,000	2,511,600
5.13%, 08/27/12	750,000	675,000
5.45%, 04/25/11(b)	1,650,000	1,600,500
8.45%, 06/15/18	916,000	816,332
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,103,897
Toyota Motor Credit Corp.
5.45%, 05/18/11	1,650,000	1,754,906
UFJ Finance Aruba AEC
6.75%, 07/15/13	4,250,000	4,760,000
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(a)	2,200,000	2,002,000

		373,934,584
ELECTRIC—5.42%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	4,092,218
Ameren Energy Generating Co.
7.00%, 04/15/18	500,000	529,036
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,369,334
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	1,000,000	1,077,484
7.00%, 03/01/14	584,000	654,116
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,612,911
Connecticut Light & Power Co.
5.65%, 05/01/18	1,375,000	1,489,490
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,200,000	2,373,691

7.13%, 12/01/18	1,174,000	1,399,787
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,422,458
Consumers Energy Co.
6.13%, 03/15/19	750,000	835,468
6.70%, 09/15/19	400,000	465,494
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,341,527
5.70%, 09/17/12	500,000	550,695
DTE Energy Co.
7.05%, 06/01/11	1,174,000	1,253,759
Duke Capital LLC
6.25%, 02/15/13	3,333,000	3,629,080
Duke Energy Corp.
3.95%, 09/15/14	1,375,000	1,410,865
5.05%, 09/15/19	500,000	511,491
6.25%, 01/15/12	1,322,000	1,435,171
7.00%, 11/15/18	2,330,000	2,812,273
Entergy Texas Inc.
7.13%, 02/01/19	1,000,000	1,154,455
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,522,274
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,593,591
FirstEnergy Corp.
6.45%, 11/15/11	2,124,000	2,280,538
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,345,248
FPL Group Capital Inc.
6.65%, 06/15/17	768,000	698,880
7.88%, 12/15/15	1,174,000	1,451,055
Illinois Power Co.
6.13%, 11/15/17	2,000,000	2,173,156
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,049,299
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,619,069
National Grid PLC
6.30%, 08/01/16	3,333,000	3,684,619
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,380,245
7.13%, 03/15/19	1,000,000	1,148,053
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	4,080,000
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	546,963
Pacific Gas & Electric Co.
4.80%, 03/01/14	4,192,000	4,533,510
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	522,042
6.45%, 08/15/12	750,000	814,621
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	292,395
6.30%, 07/15/13	2,250,000	2,422,414
Progress Energy Inc.
7.10%, 03/01/11	1,650,000	1,757,311
PSEG Power LLC
5.50%, 12/01/15	2,200,000	2,410,770
6.95%, 06/01/12	584,000	639,859
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,315,831
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,395,988

Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,297,185
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	2,500,000	2,645,775
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,427,548
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,488,552
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,139,300
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,441,471
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,656,802

		103,195,167
ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
Emerson Electric Co.
4.13%, 04/15/15(b)	2,700,000	2,860,687
5.25%, 10/15/18	584,000	637,938

		3,498,625
ELECTRONICS—0.22%
Agilent Technologies Inc.
6.50%, 11/01/17	500,000	536,609
Avnet Inc.
5.88%, 03/15/14	1,000,000	1,055,000
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,325,000	2,536,857

		4,128,466
ENTERTAINMENT—0.03%
International Game Technology
7.50%, 06/15/19	500,000	557,616

		557,616
ENVIRONMENTAL CONTROL—0.30%
Allied Waste North America Inc.
6.88%, 06/01/17	584,000	616,120
7.25%, 03/15/15	689,000	720,005
Allied Waste North America Inc. Series B
5.75%, 02/15/11	2,750,000	2,860,000
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,446,366

		5,642,491
FOOD—1.75%
Campbell Soup Co.
3.38%, 08/15/14(b)	2,000,000	2,079,902
ConAgra Foods Inc.
5.88%, 04/15/14	700,000	776,728
7.00%, 04/15/19	750,000	882,468
General Mills Inc.
5.65%, 09/10/12	1,650,000	1,813,942
5.65%, 02/15/19	2,048,000	2,236,297
6.00%, 02/15/12	1,322,000	1,435,406
H.J. Heinz Co.
5.35%, 07/15/13	1,000,000	1,077,581
Kellogg Co.
4.15%, 11/15/19	750,000	759,015
6.60%, 04/01/11	3,150,000	3,364,975

Kraft Foods Inc.
6.00%, 02/11/13	3,683,000	3,991,316
6.13%, 02/01/18	1,076,000	1,159,826
6.13%, 08/23/18	1,500,000	1,619,983
6.50%, 08/11/17	2,500,000	2,753,234
Kroger Co. (The)
6.40%, 08/15/17	1,250,000	1,390,005
6.80%, 04/01/11	1,243,000	1,330,277
Safeway Inc.
5.80%, 08/15/12	1,048,000	1,136,371
6.35%, 08/15/17	750,000	834,163
6.50%, 03/01/11	1,000,000	1,059,584
Sara Lee Corp.
6.25%, 09/15/11	979,000	1,054,219
Unilever Capital Corp.
3.65%, 02/15/14(b)	2,500,000	2,619,682

		33,374,974
FOREST PRODUCTS & PAPER—0.25%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	325,000	358,396
International Paper Co.
7.40%, 06/15/14(b)	1,076,000	1,187,883
7.95%, 06/15/18	1,174,000	1,350,391
9.38%, 05/15/19(b)	1,500,000	1,848,690

		4,745,360
GAS—0.28%
AGL Capital Corp.
5.25%, 08/15/19	350,000	362,013
Atmos Energy Corp.
7.38%, 05/15/11	2,250,000	2,420,545
Sempra Energy
6.15%, 06/15/18	2,284,000	2,480,825

		5,263,383
HAND & MACHINE TOOLS—0.02%
Black & Decker Corp. (The)
8.95%, 04/15/14	350,000	420,000

		420,000
HEALTH CARE - PRODUCTS—0.75%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	3,068,624
CareFusion Corp.
5.13%, 08/01/14(a)	2,000,000	2,138,293
6.38%, 08/01/19(a)	500,000	556,104
Covidien International Finance SA
6.00%, 10/15/17	1,000,000	1,119,376
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,360,737
Johnson & Johnson
5.15%, 08/15/12	2,325,000	2,561,978
5.15%, 07/15/18	750,000	826,579
Medtronic Inc.
4.50%, 03/15/14	700,000	759,413
5.60%, 03/15/19	750,000	842,147

		14,233,251
HEALTH CARE - SERVICES—0.79%
Aetna Inc.
6.00%, 06/15/16	1,800,000	1,935,378
CIGNA Corp.
8.50%, 05/01/19	900,000	1,042,265

Coventry Health Care Inc.
5.95%, 03/15/17	900,000	828,000
Humana Inc.
7.20%, 06/15/18	1,000,000	1,031,920
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,395,630
5.50%, 11/15/12	2,500,000	2,704,721
6.00%, 02/15/18(b)	1,600,000	1,697,374
WellPoint Inc.
5.00%, 01/15/11	1,333,000	1,382,256
5.25%, 01/15/16	2,000,000	2,076,967
6.00%, 02/15/14	900,000	987,059

		15,081,570
HOME BUILDERS—0.03%
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	492,695

		492,695
HOME FURNISHINGS—0.11%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,068,857

		2,068,857
HOUSEHOLD PRODUCTS & WARES—0.33%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,091,328
5.95%, 10/15/17	500,000	547,503
Fortune Brands Inc.
5.13%, 01/15/11	1,833,000	1,882,551
Kimberly-Clark Corp.
5.00%, 08/15/13	1,375,000	1,498,199
6.13%, 08/01/17	1,137,000	1,307,055

		6,326,636
HOUSEWARES—0.11%
Newell Rubbermaid Inc.
5.50%, 04/15/13	2,000,000	2,099,810

		2,099,810
INSURANCE—2.87%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,107,503
5.90%, 06/15/19(b)	750,000	836,709
Aegon NV
4.75%, 06/01/13	1,500,000	1,523,932
Aflac Inc.
8.50%, 05/15/19	500,000	589,093
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,784,330
7.45%, 05/16/19	750,000	893,216
American International Group Inc.
5.60%, 10/18/16	5,689,000	4,323,640
8.25%, 08/15/18	4,000,000	3,400,000
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	3,400,000	3,584,842
4.63%, 10/15/13	1,375,000	1,487,208
4.85%, 01/15/15	2,670,000	2,922,138
5.40%, 05/15/18	750,000	802,336
Chubb Corp.
5.75%, 05/15/18	1,000,000	1,094,269
6.38%, 04/15/17	500,000	440,000

CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,656,755
Genworth Financial Inc.
6.52%, 05/22/18	1,000,000	870,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,100,000	1,104,330
6.30%, 03/15/18	1,137,000	1,155,014
Lincoln National Corp.
8.75%, 07/01/19	1,150,000	1,336,564
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	1,000,000	1,075,949
9.25%, 04/15/19	500,000	625,282
MetLife Inc.
5.00%, 06/15/15	3,333,000	3,538,802
7.72%, 02/15/19	1,650,000	1,970,302
Principal Life Income Fundings Trust
5.30%, 04/24/13	2,353,000	2,494,859
Progressive Corp. (The)
6.70%, 06/15/17	1,000,000	860,000
Protective Life Secured Trust Series 2004-A
4.00%, 04/01/11	650,000	663,454
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,854,209
5.10%, 12/14/11	985,000	1,034,296
7.38%, 06/15/19	1,000,000	1,129,583
8.88%, 06/15/18	1,000,000	1,020,000
Prudential Financial Inc. Series D
6.00%, 12/01/17	1,000,000	1,035,128
Reinsurance Group of America Inc.
6.45%, 11/15/19	500,000	516,554
Torchmark Corp.
9.25%, 06/15/19	325,000	371,544
Travelers Companies Inc. (The)
5.80%, 05/15/18	2,937,000	3,230,672
Unum Group
7.13%, 09/30/16	650,000	681,535
Willis North America Inc.
6.20%, 03/28/17	485,000	476,507
XL Capital Ltd. Series E
6.50%, 04/15/17	1,617,000	1,180,410

		54,670,965
IRON & STEEL—0.53%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	440,000
ArcelorMittal
5.38%, 06/01/13	1,000,000	1,047,671
6.13%, 06/01/18	1,617,000	1,640,796
9.85%, 06/01/19	1,000,000	1,230,504
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,665,190
Nucor Corp.
5.75%, 12/01/17	2,700,000	2,994,969

		10,019,130
LODGING—0.05%
Marriott International Inc. Series J
5.63%, 02/15/13	979,000	1,018,740

		1,018,740
MACHINERY—0.31%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	5,452,899

Deere & Co.
4.38%, 10/16/19	504,000	517,107

		5,970,006
MANUFACTURING—1.42%
Danaher Corp.
5.40%, 03/01/19	500,000	549,493
5.63%, 01/15/18	2,000,000	2,215,741
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,883,807
General Electric Co.
5.00%, 02/01/13	2,670,000	2,863,107
5.25%, 12/06/17	1,500,000	1,564,488
Honeywell International Inc.
5.00%, 02/15/19	3,250,000	3,476,759
5.30%, 03/01/18(b)	878,000	957,328
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	2,972,256
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,083,603
6.88%, 08/15/18	750,000	842,441
ITT Corp.
4.90%, 05/01/14	2,200,000	2,360,401
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,167,336
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	1,069,129
Tyco International Finance SA
8.50%, 01/15/19	1,000,000	1,232,907
Tyco International Group SA
6.38%, 10/15/11	1,650,000	1,776,850

		27,015,646
MEDIA—3.29%
CBS Corp.
8.20%, 05/15/14	2,200,000	2,475,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,692,000	7,843,412
Comcast Corp.
5.70%, 05/15/18	1,800,000	1,920,179
5.90%, 03/15/16	1,650,000	1,798,522
6.50%, 01/15/17	2,500,000	2,777,152
COX Communications Inc.
4.63%, 06/01/13	1,650,000	1,735,397
5.45%, 12/15/14	584,000	636,053
7.13%, 10/01/12	2,125,000	2,401,285
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14(a)	850,000	878,292
5.88%, 10/01/19(a)	500,000	515,866
6.38%, 06/15/15	700,000	717,500
7.63%, 05/15/16	1,000,000	1,077,500
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,125,123
9.13%, 01/15/13	2,500,000	2,928,144
News America Inc.
5.30%, 12/15/14(b)	3,333,000	3,663,691
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,125,230
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,708,535
6.50%, 07/15/18	2,200,000	2,536,527

Time Warner Cable Inc.
5.40%, 07/02/12	3,322,000	3,578,799
5.85%, 05/01/17	1,322,000	1,416,017
6.75%, 07/01/18	2,218,000	2,472,597
8.25%, 02/14/14(b)	2,200,000	2,595,086
8.25%, 04/01/19	1,000,000	1,218,825
8.75%, 02/14/19	500,000	624,191
Time Warner Inc.
6.88%, 05/01/12	2,333,000	2,582,280
Viacom Inc.
5.63%, 09/15/19(b)	500,000	533,779
6.25%, 04/30/16	1,666,000	1,831,430
6.63%, 05/15/11	963,000	1,011,150
Walt Disney Co. (The)
5.50%, 03/15/19(b)	2,000,000	2,189,707
6.38%, 03/01/12	3,333,000	3,698,693

		62,615,962
MINING—1.68%
Alcoa Inc.
5.55%, 02/01/17	795,000	783,075
6.50%, 06/01/11	1,650,000	1,724,250
6.75%, 07/15/18	2,158,000	2,201,160
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,155,865
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,112,804
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,208,087
6.50%, 04/01/19	500,000	582,027
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,333,000	3,566,310
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	3,000,000	3,255,754
6.50%, 07/15/18	5,343,000	5,917,229
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,550,400
6.25%, 01/23/17	1,322,000	1,412,583
Vulcan Materials Co.
7.00%, 06/15/18	500,000	545,129
Xstrata Canada Corp.
8.38%, 02/15/11	1,000,000	1,060,000

		32,074,673
MULTI-NATIONAL—6.37%
African Development Bank
1.88%, 01/23/12	2,700,000	2,751,258
Asian Development Bank
2.75%, 05/21/14	3,300,000	3,381,390
3.63%, 09/05/13	2,353,000	2,507,254
Asian Development Bank Series E
5.50%, 06/27/16	1,800,000	2,074,368
Asian Development Bank Series G
3.00%, 02/15/11	3,000,000	3,089,396
Corporacion Andina de Fomento
6.88%, 03/15/12	750,000	809,377
8.13%, 06/04/19	2,000,000	2,359,913
European Bank for Reconstruction and Development
1.25%, 06/10/11	3,000,000	3,026,441
European Investment Bank
2.63%, 05/16/11	3,300,000	3,396,939
2.88%, 03/15/13	2,750,000	2,861,769
3.13%, 06/04/14	1,500,000	1,559,605

3.25%, 02/15/11	3,677,000	3,800,284
3.25%, 10/14/11	5,000,000	5,228,333
4.63%, 05/15/14	20,092,000	22,154,613
4.88%, 01/17/17	2,000,000	2,232,315
5.13%, 05/30/17	500,000	569,228
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	7,048,217
4.25%, 07/15/13	9,000,000	9,752,948
Inter-American Development Bank
5.00%, 04/05/11	5,000,000	5,293,647
5.13%, 09/13/16(b)	6,692,000	7,571,971
Inter-American Development Bank Series E
3.88%, 09/17/19	1,500,000	1,545,855
Inter-American Development Bank Series G
1.75%, 10/22/12	1,000,000	1,010,187
International Bank for Reconstruction and Development
2.00%, 04/02/12	7,500,000	7,675,271
3.50%, 10/08/13	2,137,000	2,271,693
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,375,000	1,463,697
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	4,973,892
Korea Development Bank
8.00%, 01/23/14	4,250,000	4,927,535
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,352,476
5.00%, 02/01/17	512,000	573,096

		121,262,968
OFFICE & BUSINESS EQUIPMENT—0.47%
Pitney Bowes Inc.
5.00%, 03/15/15	2,200,000	2,361,318
5.75%, 09/15/17	1,137,000	1,233,131
Xerox Corp.
6.35%, 05/15/18	1,750,000	1,885,936
6.88%, 08/15/11	3,264,000	3,486,025

		8,966,410
OIL & GAS—4.40%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,333,000	3,632,627
Apache Corp.
5.25%, 04/15/13	1,322,000	1,438,628
Canadian Natural Resources Ltd.
5.70%, 05/15/17	2,284,000	2,455,566
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,798,384
Conoco Funding Co.
6.35%, 10/15/11	5,192,000	5,699,618
ConocoPhillips
5.20%, 05/15/18(b)	1,650,000	1,748,027
5.75%, 02/01/19	3,000,000	3,313,964
Devon Energy Corp.
6.30%, 01/15/19	900,000	1,023,499
Devon Financing Corp. ULC
6.88%, 09/30/11	1,666,000	1,821,924
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,741,507
EOG Resources Inc.
5.63%, 06/01/19	1,500,000	1,653,384

EQT Corp.
8.13%, 06/01/19	750,000	864,006
Hess Corp.
8.13%, 02/15/19	2,750,000	3,377,010
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,416,414
Kerr-McGee Corp.
6.88%, 09/15/11	1,000,000	1,081,316
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,295,669
6.50%, 02/15/14	1,650,000	1,862,249
Nabors Industries Inc.
9.25%, 01/15/19	1,500,000	1,850,131
Nexen Inc.
5.65%, 05/15/17	1,200,000	1,235,802
Noble Energy Inc.
8.25%, 03/01/19	750,000	903,787
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,566,717
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,367,000	4,524,168
Petrobras International Finance Co.
5.88%, 03/01/18	1,762,000	1,818,331
7.88%, 03/15/19	2,700,000	3,134,700
Petro-Canada
6.05%, 05/15/18	1,000,000	1,086,568
Petroleos Mexicanos
8.00%, 05/03/19	500,000	598,695
Shell International Finance BV
1.30%, 09/22/11	750,000	756,161
4.00%, 03/21/14	5,400,000	5,732,040
4.30%, 09/22/19	1,000,000	1,019,019
StatoilHydro ASA
3.88%, 04/15/14	2,700,000	2,866,089
Suncor Energy Inc.
6.10%, 06/01/18(b)	750,000	816,726
Talisman Energy Inc.
7.75%, 06/01/19	1,650,000	1,971,555
Transocean Inc.
6.00%, 03/15/18	1,000,000	1,095,333
Valero Energy Corp.
6.13%, 06/15/17	657,000	686,066
9.38%, 03/15/19	1,000,000	1,205,560
XTO Energy Inc.
5.30%, 06/30/15	3,000,000	3,247,073
6.25%, 04/15/13(b)	1,666,000	1,826,880
6.50%, 12/15/18	1,500,000	1,690,780

		83,855,973
OIL & GAS SERVICES—0.56%
Baker Hughes Inc.
7.50%, 11/15/18	2,700,000	3,313,420
Halliburton Co.
6.15%, 09/15/19	1,500,000	1,706,544
Smith International Inc.
9.75%, 03/15/19	750,000	960,186
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,125,524
Weatherford International Ltd.
5.15%, 03/15/13(b)	2,375,000	2,510,414

		10,616,088

PHARMACEUTICALS—3.04%
Abbott Laboratories
5.13%, 04/01/19	2,750,000	2,955,065
5.60%, 05/15/11	3,400,000	3,637,683
5.60%, 11/30/17	1,666,000	1,858,696
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	879,750
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,691,210
5.90%, 09/15/17	750,000	854,068
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,819,204
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,247,465
5.20%, 03/15/17	1,000,000	1,093,517
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,224,096
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,000,000	3,249,099
5.65%, 05/15/18	3,333,000	3,705,907
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	1,960,934
Merck & Co. Inc.
1.88%, 06/30/11	1,400,000	1,422,231
4.75%, 03/01/15	600,000	655,059
5.00%, 06/30/19	1,500,000	1,611,885
Novartis Capital Corp.
4.13%, 02/10/14	2,200,000	2,344,567
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,711,000	1,842,407
Pfizer Inc.
4.45%, 03/15/12	2,750,000	2,931,623
5.35%, 03/15/15	5,000,000	5,590,036
6.20%, 03/15/19	1,000,000	1,150,587
Schering-Plough Corp.
5.30%, 12/01/13	3,400,000	3,759,621
Wyeth
5.50%, 03/15/13	1,650,000	1,813,264
5.50%, 02/01/14	4,192,000	4,659,408

		57,957,382
PIPELINES—1.75%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	758,141
Buckeye Partners LP
5.50%, 08/15/19	500,000	518,910
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	1,000,000	1,134,609
Duke Capital LLC
8.00%, 10/01/19	750,000	890,719
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,112,708
Enbridge Inc.
5.60%, 04/01/17	1,375,000	1,487,909
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,648,329
Enterprise Products Operating LP
5.60%, 10/15/14	3,998,000	4,351,382
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,666,000	4,964,293
9.00%, 02/01/19	2,100,000	2,571,925
Magellan Midstream Partners LP
6.55%, 07/15/19	1,375,000	1,535,833

ONEOK Partners LP
8.63%, 03/01/19	1,000,000	1,215,752
Plains All American Pipeline LP
8.75%, 05/01/19	2,200,000	2,701,237
TransCanada PipeLines Ltd.
6.35%, 05/15/17	500,000	460,000
6.50%, 08/15/18	2,423,000	2,787,067
Williams Companies Inc. (The)
7.13%, 09/01/11	1,375,000	1,464,375
7.63%, 07/15/19	500,000	554,743
8.13%, 03/15/12(b)	1,036,000	1,124,060

		33,281,992
REAL ESTATE—0.25%
Duke Realty LP
5.95%, 02/15/17	1,000,000	955,000
ERP Operating LP
5.13%, 03/15/16	1,666,000	1,649,340
5.75%, 06/15/17	1,322,000	1,348,469
Liberty Property LP
7.25%, 03/15/11	404,000	418,342
Regency Centers LP
5.88%, 06/15/17	500,000	470,000

		4,841,151
REAL ESTATE INVESTMENT TRUSTS—1.26%
AvalonBay Communities Inc.
5.70%, 03/15/17	750,000	784,486
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,441,996
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	930,000
Duke Realty LP
7.38%, 02/15/15	500,000	534,778
HCP Inc.
6.70%, 01/30/18	1,076,000	1,086,760
Health Care Property Investors Inc.
5.65%, 12/15/13	1,400,000	1,414,000
6.00%, 01/30/17	500,000	487,500
Health Care REIT Inc.
6.20%, 06/01/16	1,375,000	1,378,438
Hospitality Properties Trust
5.63%, 03/15/17	900,000	797,074
7.88%, 08/15/14	450,000	469,046
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	925,000
Kimco Realty Corp.
5.70%, 05/01/17	500,000	493,965
Liberty Property LP
6.63%, 10/01/17	1,100,000	1,078,000
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	315,000
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	512,500
ProLogis
5.63%, 11/15/16	1,953,000	1,822,048
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,020,373
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,333,371
5.60%, 09/01/11	3,333,000	3,491,317
6.13%, 05/30/18	1,950,000	2,051,793
10.35%, 04/01/19	500,000	639,038

		24,006,483

RETAIL—2.25%
AutoZone Inc.
6.50%, 01/15/14	1,174,000	1,300,700
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,063,465
CVS Caremark Corp.
5.75%, 08/15/11	1,500,000	1,609,260
5.75%, 06/01/17	2,800,000	3,029,536
Home Depot Inc. (The)
5.20%, 03/01/11	2,500,000	2,615,302
5.40%, 03/01/16	3,333,000	3,550,191
Kohl’s Corp.
6.25%, 12/15/17	500,000	560,172
Lowe’s Companies Inc.
5.40%, 10/15/16	1,500,000	1,624,803
McDonald’s Corp.
5.35%, 03/01/18	2,284,000	2,515,176
Nordstrom Inc.
6.25%, 01/15/18	2,200,000	2,388,866
Staples Inc.
9.75%, 01/15/14	1,000,000	1,210,000
Target Corp.
5.88%, 03/01/12	3,333,000	3,646,337
6.00%, 01/15/18	2,550,000	2,900,135
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	599,054
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,174,000	1,276,602
Walgreen Co.
4.88%, 08/01/13	2,500,000	2,729,234
5.25%, 01/15/19	584,000	639,201
Wal-Mart Stores Inc.
4.55%, 05/01/13	7,583,000	8,165,135
5.80%, 02/15/18(b)	584,000	663,334
Yum! Brands Inc.
5.30%, 09/15/19(b)	750,000	772,881

		42,859,384
SEMICONDUCTORS—0.02%
Analog Devices Inc.
5.00%, 07/01/14	300,000	318,835

		318,835
SOFTWARE—0.85%
Fiserv Inc.
6.13%, 11/20/12	2,000,000	2,194,012
Intuit Inc.
5.75%, 03/15/17	500,000	517,500
Microsoft Corp.
2.95%, 06/01/14	2,000,000	2,059,203
4.20%, 06/01/19	500,000	519,777
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,164,099
4.95%, 04/15/13	1,000,000	1,094,531
5.00%, 07/08/19	1,000,000	1,066,527
5.25%, 01/15/16	5,004,000	5,510,907

		16,126,556
TELECOMMUNICATIONS—6.24%
America Movil SA de CV
5.50%, 03/01/14	2,700,000	2,886,300

American Tower Corp.
4.63%, 04/01/15(a)	500,000	513,430
7.00%, 10/15/17	500,000	552,500
AT&T Inc.
4.95%, 01/15/13	4,000,000	4,323,405
5.50%, 02/01/18	4,514,000	4,802,748
5.63%, 06/15/16	1,650,000	1,812,623
5.80%, 02/15/19(b)	2,700,000	2,925,472
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	6,083,000	6,580,215
British Telecom PLC
5.95%, 01/15/18	2,670,000	2,747,249
Cisco Systems Inc.
5.25%, 02/22/11	2,500,000	2,636,543
5.50%, 02/22/16	4,692,000	5,253,669
Deutsche Telekom International Finance AG
5.88%, 08/20/13	3,115,000	3,427,282
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,000,000	1,095,237
6.75%, 08/20/18	900,000	1,023,599
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,699,630
France Telecom SA
4.38%, 07/08/14	500,000	532,116
5.38%, 07/08/19	1,000,000	1,087,710
7.75%, 03/01/11	3,333,000	3,602,466
Harris Corp.
6.38%, 06/15/19	300,000	333,333
Motorola Inc.
8.00%, 11/01/11	2,200,000	2,381,500
Nokia OYJ
5.38%, 04/15/19	750,000	790,478
Qwest Corp.
6.50%, 06/01/17	1,000,000	955,000
8.88%, 03/15/12	1,985,000	2,104,100
Rogers Wireless Inc.
6.38%, 03/01/14	3,916,000	4,388,867
SBC Communications Inc.
5.88%, 02/01/12	4,692,000	5,116,185
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,342,213
Telefonica Emisiones SAU
4.95%, 01/15/15	1,000,000	1,077,604
5.88%, 07/15/19	750,000	826,664
5.98%, 06/20/11	500,000	533,790
6.22%, 07/03/17	800,000	895,701
6.42%, 06/20/16	1,650,000	1,872,904
Telefonos de Mexico SAB de CV
5.50%, 01/07/15	750,000	790,132
Verizon Communications Inc.
5.55%, 02/15/16	2,200,000	2,410,626
6.10%, 04/15/18	5,692,000	6,278,402
6.35%, 04/01/19	1,000,000	1,125,658
8.75%, 11/01/18	1,174,000	1,499,014
Verizon Global Funding Corp.
7.25%, 12/01/10	3,000,000	3,184,198
Verizon New England Inc.
6.50%, 09/15/11	5,500,000	5,916,310
Verizon Wireless Capital LLC
3.75%, 05/20/11	4,400,000	4,552,390
5.55%, 02/01/14	2,000,000	2,210,279
8.50%, 11/15/18	2,470,000	3,138,709

Vodafone Group PLC
4.15%, 06/10/14(b)	3,000,000	3,146,948
5.63%, 02/27/17	1,650,000	1,789,734
5.75%, 03/15/16	3,333,000	3,634,471

		118,797,404
TRANSPORTATION—1.17%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,666,000	1,820,396
5.90%, 07/01/12	1,650,000	1,813,263
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,815,077
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	581,784
CSX Corp.
6.75%, 03/15/11	1,833,000	1,952,618
7.38%, 02/01/19	1,500,000	1,777,187
Federal Express Corp.
9.65%, 06/15/12	300,000	349,593
FedEx Corp.
8.00%, 01/15/19	500,000	610,722
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,394,381
Union Pacific Corp.
5.45%, 01/31/13	1,500,000	1,624,013
5.70%, 08/15/18	1,137,000	1,242,661
7.88%, 01/15/19	1,000,000	1,237,268
United Parcel Service Inc.
3.88%, 04/01/14	2,750,000	2,919,489
5.13%, 04/01/19	1,000,000	1,086,667

		22,225,119
WATER—0.08%
Veolia Environnement
6.00%, 06/01/18	1,375,000	1,498,840

		1,498,840

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,615,097,858)		1,736,537,067

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.75%
Brazil (Federative Republic of)
5.88%, 01/15/19(b)	1,650,000	1,806,750
6.00%, 01/17/17	1,375,000	1,519,375
8.00%, 01/15/18	8,079,722	9,424,996
8.88%, 10/14/19	1,000,000	1,303,000
Canada (Government of)
2.38%, 09/10/14	2,000,000	2,021,603
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	1,150,000	1,234,182
Chile (Republic of)
5.50%, 01/15/13	2,750,000	3,084,895
Export Development Canada
2.38%, 03/19/12	5,625,000	5,788,185
2.63%, 03/15/11	853,000	876,547
Hungary (Republic of)
4.75%, 02/03/15	1,000,000	1,011,290

Hydro-Quebec
6.30%, 05/11/11	2,700,000	2,907,631
Israel (State of)
5.13%, 03/26/19	2,000,000	2,035,851
Italy (Republic of)
3.50%, 07/15/11	4,500,000	4,687,807
4.50%, 01/21/15	13,601,000	14,644,454
Japan Finance Corp.
2.00%, 06/24/11	4,500,000	4,583,813
2.13%, 11/05/12	2,750,000	2,786,426
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17	2,500,000	2,735,275
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,741,693
7.13%, 04/16/19	2,200,000	2,591,038
Malaysia (Government of)
7.50%, 07/15/11	2,500,000	2,732,612
Manitoba (Province of)
5.00%, 02/15/12	2,000,000	2,143,979
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	830,882
Ontario (Province of)
2.63%, 01/20/12(b)	11,311,000	11,653,639
4.00%, 10/07/19	2,000,000	2,016,247
4.10%, 06/16/14	2,000,000	2,141,400
4.95%, 11/28/16	2,000,000	2,213,737
5.45%, 04/27/16	1,375,000	1,560,125
Peru (Republic of)
8.38%, 05/03/16(b)	2,000,000	2,440,000
9.88%, 02/06/15	1,375,000	1,749,688
Poland (Republic of)
6.25%, 07/03/12	2,700,000	2,940,300
6.38%, 07/15/19	4,100,000	4,566,375
Quebec (Province of)
5.00%, 03/01/16	4,692,000	5,192,626
South Africa (Republic of)
6.88%, 05/27/19	2,000,000	2,227,500
7.38%, 04/25/12	1,375,000	1,505,625
United Mexican States
5.63%, 01/15/17	2,200,000	2,355,892
5.95%, 03/19/19(b)	2,000,000	2,184,800
6.38%, 01/16/13	8,706,000	9,597,494
11.38%, 09/15/16	500,000	698,725

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $122,998,496)		128,536,457

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.19%

CALIFORNIA—0.16%
California State, General Obligations Unlimited
5.25%, 04/01/14	2,000,000	2,060,260
6.20%, 10/01/19	1,000,000	1,015,070

		3,075,330
NEW JERSEY—0.03%
New Jersey State Turnpike Authority Revenue, Series B (AMBAC Insured)
4.25%, 01/01/16	500,000	507,110

		507,110

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,597,078)		3,582,440

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.42%

MONEY MARKET FUNDS—3.42%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	45,679,764	45,679,764
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	6,341,787	6,341,787
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	13,199,662	13,199,662

		65,221,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,221,213)		65,221,213

TOTAL INVESTMENTS IN SECURITIES—101.54%
(Cost: $1,806,914,645)		1,933,877,177
Other Assets, Less Liabilities—(1.54)%		(29,342,407)

NET ASSETS—100.00%		$1,904,534,770

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—34.57%

AEROSPACE & DEFENSE—0.17%
United Technologies Corp.
5.38%, 12/15/17 (a)	$657,000	$725,586

		725,586
AGRICULTURE—0.66%
Altria Group Inc.
9.70%, 11/10/18	513,000	630,731
Philip Morris International Inc.
5.65%, 05/16/18	1,643,000	1,780,396
Reynolds American Inc.
6.75%, 06/15/17	328,000	339,673

		2,750,800
AUTO MANUFACTURERS—0.16%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	624,000	686,400

		686,400
BANKS—6.34%
Bank of America Corp.
5.65%, 05/01/18(a)	985,000	990,032
7.38%, 05/15/14	1,027,000	1,153,583
7.63%, 06/01/19	256,000	293,746
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	7,800,000	8,179,883
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	985,000	1,077,091
BB&T Corp.
6.85%, 04/30/19(a)	256,000	293,225
Charter One Bank N.A.
6.38%, 05/15/12	100,000	103,481
Credit Suisse New York
5.00%, 05/15/13	513,000	553,352
Deutsche Bank AG London
6.00%, 09/01/17	657,000	727,515
Fifth Third Bancorp
5.45%, 01/15/17	513,000	463,546
KeyCorp
6.50%, 05/14/13	513,000	532,853
KfW
3.25%, 02/15/11	513,000	529,697
4.88%, 01/17/17	821,000	916,365
KfW Series G
4.38%, 03/15/18(a)	1,314,000	1,414,906
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	821,000	917,087
National City Corp.
6.88%, 05/15/19	513,000	568,347
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	513,000	527,597
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	157,000	135,039
State Street Corp.
4.30%, 05/30/14	175,000	185,605

SunTrust Bank
7.25%, 03/15/18	256,000	271,443
UBS AG Stamford
5.88%, 12/20/17	985,000	1,018,289
US Bank N.A.
4.80%, 04/15/15	718,000	775,938
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	657,000	699,621
5.75%, 06/15/17	985,000	1,040,250
Wells Fargo & Co.
4.88%, 01/12/11	2,988,000	3,103,636

		26,472,127
BEVERAGES—0.61%
Bottling Group LLC
6.95%, 03/15/14	300,000	356,387
Coca-Cola Co. (The)
5.35%, 11/15/17(a)	821,000	907,510
Diageo Finance BV
5.30%, 10/28/15	657,000	721,277
PepsiCo Inc.
3.75%, 03/01/14	513,000	542,525

		2,527,699

BIOTECHNOLOGY—0.07%
Amgen Inc.
5.70%, 02/01/19	256,000	283,875

		283,875
BUILDING MATERIALS—0.09%
CRH America Inc.
5.30%, 10/15/13	361,000	377,696

		377,696
CHEMICALS—0.38%
Dow Chemical Co. (The)
6.00%, 10/01/12	262,000	285,398
7.60%, 05/15/14	513,000	581,976
E.I. du Pont de Nemours and Co.
5.88%, 01/15/14	410,000	460,369
Praxair Inc.
4.50%, 08/15/19	250,000	261,962

		1,589,705
COMMERCIAL SERVICES—0.20%
McKesson Corp.
5.70%, 03/01/17	328,000	349,955
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	262,000	258,070
Western Union Co.
5.40%, 11/17/11	197,000	211,549

		819,574
COMPUTERS—0.31%
Hewlett-Packard Co.
5.50%, 03/01/18(a)	513,000	561,592
International Business Machines Corp.
4.75%, 11/29/12	657,000	717,216

		1,278,808
COSMETICS & PERSONAL CARE—0.07%
Procter & Gamble Co. (The)
4.60%, 01/15/14	256,000	278,450

		278,450
DIVERSIFIED FINANCIAL SERVICES—7.20%
American Express Co.
4.88%, 07/15/13	394,000	413,572
6.80%, 09/01/16	262,000	221,390
7.00%, 03/19/18	821,000	916,442

Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,216,000	1,333,560
Boeing Capital Corp.
6.10%, 03/01/11	460,000	488,102
BP Capital Markets PLC
5.25%, 11/07/13	513,000	570,726
Capital One Financial Corp.
5.70%, 09/15/11	624,000	661,389
6.75%, 09/15/17	513,000	553,049
Charles Schwab Corp. (The)
4.95%, 06/01/14	256,000	277,378
Citigroup Inc.
5.50%, 04/11/13	513,000	531,971
6.00%, 02/21/12	1,676,000	1,760,953
6.13%, 05/15/18(a)	985,000	973,648
8.50%, 05/22/19	256,000	290,777
Countrywide Financial Corp.
5.80%, 06/07/12	164,000	175,480
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,095,000	1,149,536
General Electric Capital Corp.
5.00%, 01/08/16	624,000	638,711
5.63%, 05/01/18	256,000	265,051
5.88%, 02/15/12	1,643,000	1,777,679
6.00%, 08/07/19	256,000	269,368
Goldman Sachs Group Inc. (The)
5.35%, 01/15/16	400,000	420,129
6.15%, 04/01/18	1,643,000	1,775,893
6.60%, 01/15/12	513,000	561,184
6.88%, 01/15/11	770,000	817,555
HSBC Finance Corp.
5.50%, 01/19/16	2,464,000	2,587,595
International Lease Finance Corp. Series R
5.65%, 06/01/14	513,000	384,750
Jefferies Group Inc.
8.50%, 07/15/19	256,000	282,476
John Deere Capital Corp.
7.00%, 03/15/12	525,000	590,947
JPMorgan Chase & Co.
5.75%, 01/02/13	2,464,000	2,684,684
6.30%, 04/23/19	256,000	285,317
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,643,000	1,728,066
6.05%, 08/15/12	462,000	498,295
Morgan Stanley
5.75%, 10/18/16	657,000	683,320
6.00%, 04/28/15	328,000	353,743
6.63%, 04/01/18	588,000	637,726
6.75%, 04/15/11	985,000	1,050,611
7.30%, 05/13/19	256,000	288,544
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	624,000	697,857
SLM Corp.
5.38%, 05/15/14	558,000	463,140

		30,060,614
ELECTRIC—2.51%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,971,000	2,168,112
Constellation Energy Group Inc.
4.55%, 06/15/15	591,000	606,862
Dominion Resources Inc.
5.15%, 07/15/15	624,000	677,617
Duke Capital LLC
6.25%, 02/15/13	624,000	679,432
Duke Energy Corp.
5.05%, 09/15/19	256,000	261,883

6.25%, 01/15/12	230,000	249,689
Exelon Corp.
4.90%, 06/15/15	624,000	659,436
Exelon Generation Co. LLC
5.35%, 01/15/14	624,000	672,787
FirstEnergy Solutions Corp.
4.80%, 02/15/15(b)	410,000	425,161
FPL Group Capital Inc.
6.00%, 03/01/19(a)	250,000	277,054
Pacific Gas & Electric Co.
4.80%, 03/01/14	1,216,000	1,315,064
Progress Energy Inc.
7.10%, 03/01/11(a)	1,216,000	1,295,085
Southern Power Co.
4.88%, 07/15/15	300,000	320,015
Southwestern Electric Power Co.
6.45%, 01/15/19	256,000	282,861
TXU Electric Delivery Co.
6.38%, 01/15/15	262,000	295,008
Union Electric Co.
6.70%, 02/01/19	256,000	291,661

		10,477,727
FOOD—0.57%
General Mills Inc.
6.00%, 02/15/12	262,000	284,475
Kraft Foods Inc.
6.13%, 02/01/18(a)	492,000	530,329
6.25%, 06/01/12(a)	657,000	715,467
Kroger Co. (The)
6.80%, 04/01/11	328,000	351,030
Sara Lee Corp.
6.25%, 09/15/11	197,000	212,136
Unilever Capital Corp.
7.13%, 11/01/10	262,000	276,950

		2,370,387
FOREST PRODUCTS & PAPER—0.07%
International Paper Co.
7.95%, 06/15/18	256,000	294,464

		294,464
GAS—0.03%
Sempra Energy
6.50%, 06/01/16	110,000	121,613

		121,613
HEALTH CARE - PRODUCTS—0.05%
Johnson & Johnson
5.55%, 08/15/17	200,000	225,279

		225,279
HEALTH CARE - SERVICES—0.23%
UnitedHealth Group Inc.
4.88%, 03/15/15	262,000	276,592
WellPoint Inc.
5.00%, 01/15/11	657,000	681,277

		957,869
HOUSEHOLD PRODUCTS & WARES—0.22%
Fortune Brands Inc.
5.13%, 01/15/11	624,000	640,868
Kimberly-Clark Corp.
6.13%, 08/01/17	250,000	287,391

		928,259
INSURANCE—1.14%
Allstate Corp. (The)
5.00%, 08/15/14	328,000	351,297

American International Group Inc.
5.60%, 10/18/16	657,000	499,320
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,150,000	1,258,599
Genworth Financial Inc.
5.75%, 06/15/14	513,000	471,960
MetLife Inc.
5.00%, 06/15/15	624,000	662,530
Principal Life Income Fundings Trust
5.30%, 12/14/12	513,000	546,946
Prudential Financial Inc.
5.10%, 09/20/14	657,000	688,123
Travelers Companies Inc. (The)
6.25%, 06/20/16	256,000	286,525

		4,765,300
IRON & STEEL—0.14%
ArcelorMittal
9.00%, 02/15/15	513,000	599,451

		599,451
MACHINERY—0.24%
Caterpillar Inc.
5.70%, 08/15/16	920,000	1,002,531

		1,002,531
MANUFACTURING—0.38%
General Electric Co.
5.00%, 02/01/13	1,216,000	1,303,947
Honeywell International Inc.
5.30%, 03/01/18(a)	256,000	279,130

		1,583,077
MEDIA—1.22%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,216,000	1,425,222
News America Inc.
5.30%, 12/15/14	591,000	649,637
Time Warner Cable Inc.
5.85%, 05/01/17	328,000	351,326
7.50%, 04/01/14	513,000	594,705
Time Warner Inc.
6.88%, 05/01/12	624,000	690,674
Viacom Inc.
6.25%, 04/30/16	328,000	360,570
6.63%, 05/15/11	262,000	275,100
Walt Disney Co. (The)
6.38%, 03/01/12	657,000	729,085

		5,076,319
MINING—0.71%
Alcoa Inc.
5.55%, 02/01/17	164,000	161,540
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,216,000	1,309,778
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	513,000	545,063
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	498,000	597,436
Vale Overseas Ltd.
6.25%, 01/11/16(a)	328,000	350,934

		2,964,751
MULTI-NATIONAL—1.75%
Asian Development Bank
2.75%, 05/21/14	513,000	525,652
European Investment Bank
4.63%, 05/15/14	3,648,000	4,022,498

Inter-American Development Bank
5.13%, 09/13/16(a)	1,216,000	1,375,899
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,027,000	1,051,000
Nordic Investment Bank
5.00%, 02/01/17	300,000	335,798

		7,310,847
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.
4.75%, 01/15/16	250,000	260,050
Xerox Corp.
6.88%, 08/15/11	624,000	666,446

		926,496
OIL & GAS—1.25%
Anadarko Petroleum Corp.
5.95%, 09/15/16	591,000	644,129
Apache Corp.
5.25%, 04/15/13	328,000	356,936
Chevron Corp.
3.95%, 03/03/14	350,000	373,208
Conoco Funding Co.
6.35%, 10/15/11	1,216,000	1,334,887
Devon Financing Corp. ULC
6.88%, 09/30/11	328,000	358,698
Marathon Oil Corp.
7.50%, 02/15/19	212,000	252,386
Petrobras International Finance Co.
7.88%, 03/15/19	256,000	297,216
Shell International Finance BV
4.30%, 09/22/19	513,000	522,757
Transocean Inc.
6.00%, 03/15/18	657,000	719,634
XTO Energy Inc.
6.25%, 04/15/13	328,000	359,674

		5,219,525
OIL & GAS SERVICES—0.07%
Weatherford International Inc.
6.35%, 06/15/17	262,000	280,548

		280,548
PHARMACEUTICALS—2.64%
Abbott Laboratories
5.15%, 11/30/12(a)	2,247,000	2,496,782
AmerisourceBergen Corp.
5.88%, 09/15/15	131,000	144,965
AstraZeneca PLC
5.40%, 09/15/12	985,000	1,090,862
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,300,000	2,557,331
Medco Health Solutions Inc.
7.13%, 03/15/18	821,000	947,016
Merck & Co. Inc.
4.00%, 06/30/15	308,000	326,075
Novartis Securities Investment Ltd.
5.13%, 02/10/19	256,000	275,661
Pfizer Inc.
6.20%, 03/15/19	1,589,000	1,828,283
Wyeth
5.50%, 02/01/14(a)	1,216,000	1,351,584

		11,018,559
PIPELINES—0.34%
Energy Transfer Partners LP
5.95%, 02/01/15(a)	308,000	330,496
Enterprise Products Operating LP
5.60%, 10/15/14	690,000	750,989

Kinder Morgan Energy Partners LP
6.75%, 03/15/11	328,000	348,969

		1,430,454
REAL ESTATE—0.08%
ERP Operating LP
5.13%, 03/15/16	328,000	324,720

		324,720
REAL ESTATE INVESTMENT TRUSTS—0.47%
Boston Properties LP
6.25%, 01/15/13	328,000	352,387
ProLogis
5.63%, 11/15/16	262,000	244,433
Simon Property Group LP
5.60%, 09/01/11	1,314,000	1,376,415

		1,973,235
RETAIL—1.11%
Costco Wholesale Corp.
5.30%, 03/15/12	197,000	213,996
CVS Caremark Corp.
5.75%, 06/01/17	200,000	216,395
6.30%, 06/01/12	525,000	451,500
Home Depot Inc. (The)
5.40%, 03/01/16	624,000	664,662
McDonald’s Corp.
5.35%, 03/01/18	657,000	723,498
Target Corp.
6.00%, 01/15/18	657,000	747,211
Wal-Mart Stores Inc.
4.55%, 05/01/13	985,000	1,060,617
Yum! Brands Inc.
6.25%, 03/15/18	492,000	540,189

		4,618,068
SOFTWARE—0.24%
Oracle Corp.
5.25%, 01/15/16	920,000	1,013,196

		1,013,196
TELECOMMUNICATIONS—2.32%
AT&T Inc.
4.95%, 01/15/13	1,150,000	1,242,979
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	624,000	675,005
Cisco Systems Inc.
5.50%, 02/22/16	1,216,000	1,361,565
Deutsche Telekom International Finance BV
5.75%, 03/23/16(a)	308,000	333,277
Embarq Corp.
7.08%, 06/01/16	460,000	510,600
France Telecom SA
7.75%, 03/01/11	624,000	674,449
Rogers Wireless Inc.
6.38%, 03/01/14	328,000	367,607
SBC Communications Inc.
5.88%, 02/01/12	1,216,000	1,325,934
Telecom Italia Capital SA
4.95%, 09/30/14	513,000	540,997
Verizon Communications Inc.
5.55%, 02/15/16	1,216,000	1,332,419
Verizon Wireless Capital LLC
8.50%, 11/15/18	513,000	651,886
Vodafone Group PLC
5.75%, 03/15/16(a)	624,000	680,441

		9,697,159

TRANSPORTATION—0.31%
CSX Corp.
6.75%, 03/15/11	624,000	664,721
Union Pacific Corp.
5.75%, 11/15/17	308,000	335,599
United Parcel Service Inc.
5.13%, 04/01/19	275,000	298,834

		1,299,154

TOTAL CORPORATE BONDS & NOTES
(Cost: $135,161,241)		144,330,322

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—3.12%
Brazil (Federative Republic of)
8.00%, 01/15/18	983,167	1,146,864
Canada (Government of)
2.38%, 09/10/14	513,000	518,541
3.75%, 07/15/11	359,000	376,910
Israel (State of)
5.13%, 03/26/19	256,000	260,589
Italy (Republic of)
6.00%, 02/22/11	3,648,000	3,881,441
Korea (Republic of)
7.13%, 04/16/19	256,000	301,503
Ontario (Province of)
2.75%, 02/22/11	2,136,000	2,191,293
Poland (Republic of)
6.38%, 07/15/19	256,000	285,120
Quebec (Province of)
5.00%, 03/01/16	1,216,000	1,345,745
South Africa (Republic of)
6.88%, 05/27/19	256,000	285,120
United Mexican States
6.38%, 01/16/13	2,201,000	2,426,382

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,531,456)		13,019,508

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—60.99%

U.S. GOVERNMENT AGENCY OBLIGATIONS—22.33%
Federal Home Loan Bank
5.00%, 11/17/17(a)	6,240,000	6,944,482
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	13,650,000	13,997,651
2.13%, 09/21/12(a)	13,260,000	13,597,089
3.25%, 02/25/11(a)	5,382,000	5,561,285
4.50%, 01/15/13	21,645,000	23,700,927
Federal National Mortgage Association
1.75%, 03/23/11(a)	9,750,000	9,905,684
2.75%, 03/13/14	4,875,000	5,031,558
5.00%, 04/15/15	3,900,000	4,401,008
5.38%, 06/12/17(a)	8,775,000	10,088,447

		93,228,131
U.S. GOVERNMENT OBLIGATIONS—38.66%
U.S. Treasury Notes
0.88%, 03/31/11(a)	7,800,000	7,852,337
1.88%, 06/15/12(a)	20,085,000	20,586,725
3.63%, 08/15/19(a)	3,978,000	4,115,758

4.75%, 05/15/14(a)	42,549,000	48,078,244
4.88%, 07/31/11(a)	34,632,000	37,172,603
4.88%, 08/15/16(a)	38,142,000	43,602,025

		161,407,692

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $247,063,830)		254,635,823

Security	Shares	Value

SHORT-TERM INVESTMENTS—39.81%

MONEY MARKET FUNDS—39.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	144,084,205	144,084,205
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	20,003,417	20,003,417
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	2,101,218	2,101,218

		166,188,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,188,840)		166,188,840

TOTAL INVESTMENTS IN SECURITIES—138.49%
(Cost: $560,945,367)		578,174,493
Other Assets, Less Liabilities—(38.49)%		(160,688,756)

NET ASSETS—100.00%		$417,485,737

FDIC – Federal Deposit Insurance Corporation

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.38%

MORTGAGE-BACKED SECURITIES—99.38%
Federal Home Loan Mortgage Corp.
0.54%, 06/15/33	$200,888	$199,755
4.50%, 12/01/24(a)	84,552,000	88,502,164
4.50%, 12/01/39(a)	228,181,000	233,921,178
5.00%, 12/01/24(a)	74,820,000	79,461,178
5.00%, 12/01/39(a)	122,367,000	128,275,032
5.02%, 12/01/33	1,320,647	1,386,262
5.50%, 12/01/24(a)	34,100,000	36,497,656
5.50%, 12/01/39(a)	157,046,000	167,155,836
6.00%, 12/01/39(a)	106,790,000	114,548,961
Federal National Mortgage Association
4.00%, 12/01/29(a)	64,797,000	65,070,362
4.50%, 12/01/24(a)	64,500,000	67,563,750
5.00%, 12/01/24(a)	36,120,000	38,366,213
5.00%, 12/01/39(a)	113,520,000	119,054,100
5.50%, 12/01/24(a)	52,460,000	56,164,988
5.50%, 12/01/39(a)	216,486,000	230,219,331
6.00%, 12/01/39(a)	133,128,000	142,696,575
6.50%, 12/01/39(a)	99,309,000	107,269,237
Government National Mortgage Association
5.00%, 12/01/38(a)	71,380,000	75,027,072
5.50%, 12/01/39(a)	38,700,000	41,197,359
6.00%, 12/01/39(a)	54,180,000	57,989,531

		1,850,566,540

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,823,677,144)		1,850,566,540

Security	Shares	Value

SHORT-TERM INVESTMENTS—97.91%

MONEY MARKET FUNDS—97.91%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)	422,302,138	422,302,138
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	1,400,765,802	1,400,765,802

		1,823,067,940

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,823,067,940)		1,823,067,940

TOTAL INVESTMENTS IN SECURITIES—197.29%
(Cost: $3,646,745,084)	3,673,634,480
Other Assets, Less Liabilities—(97.29)%	(1,811,580,606)

NET ASSETS—100.00%	$1,862,053,874

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.08%
U.S. Treasury Notes
1.25%, 11/30/10	$43,605,000	$44,020,121
1.50%, 11/01/10	36,720,000	37,132,733
1.75%, 03/31/10	76,347,000	76,753,927
2.00%, 02/28/10	85,527,000	85,924,697
2.00%, 09/30/10	21,420,000	21,733,374
2.13%, 01/31/10	105,570,000	105,932,107
2.13%, 04/30/10	87,210,000	87,919,899
2.38%, 08/31/10	23,409,000	23,784,714
2.63%, 05/31/10	71,145,000	72,012,259
2.75%, 07/30/10	61,965,000	63,017,784
2.88%, 06/30/10	59,670,000	60,603,837
3.25%, 12/31/09(a)	101,592,000	101,843,949
3.50%, 02/15/10	85,680,000	86,280,613
3.63%, 01/15/10	109,242,000	109,713,924
3.63%, 06/15/10	60,435,000	61,556,071
3.88%, 05/15/10	60,435,000	61,461,789
3.88%, 07/15/10	46,665,000	47,736,427
3.88%, 09/15/10	9,180,000	9,443,466
4.00%, 03/15/10	85,527,000	86,481,486
4.00%, 04/15/10	79,560,000	80,692,938
4.13%, 08/15/10	36,720,000	37,730,901
4.25%, 10/15/10	12,240,000	12,665,462
4.50%, 05/15/10	71,145,000	72,548,691
4.50%, 11/15/10	12,240,000	12,733,272
4.75%, 02/15/10	94,860,000	95,766,863
5.75%, 08/15/10	46,665,000	48,489,603
6.50%, 02/15/10	97,920,000	99,206,679

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,702,609,627)		1,703,187,586

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
Barclays Global Investors Funds Government Money Market Fund, SL Agency Shares
0.08%(b)(c)(d)	3,112,500	3,112,500
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	1,917,165	1,917,165

		5,029,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,029,665)	5,029,665

TOTAL INVESTMENTS IN SECURITIES—99.37%
(Cost: $1,707,639,292)	1,708,217,251
Other Assets, Less Liabilities—0.63%	10,770,784

NET ASSETS—100.00%	$1,718,988,035

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

November 30, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.09%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13(a)	$502,313,564	$514,780,364
1.25%, 04/15/14(a)	522,582,687	548,052,853
1.38%, 07/15/18(a)	487,224,743	503,430,424
1.63%, 01/15/15(a)	741,376,593	785,392,299
1.63%, 01/15/18(a)	531,458,843	559,605,011
1.75%, 01/15/28(a)	501,513,101	504,629,562
1.88%, 07/15/13(a)	804,884,401	857,955,729
1.88%, 07/15/15(a)	648,186,478	696,600,635
1.88%, 07/15/19(a)	517,968,666	555,603,892
2.00%, 04/15/12(a)	492,332,735	519,176,514
2.00%, 01/15/14(a)	823,993,481	883,735,422
2.00%, 07/15/14(a)	752,961,455	811,791,256
2.00%, 01/15/16(a)	629,659,878	681,021,699
2.00%, 01/15/26(a)	642,661,704	675,591,999
2.13%, 01/15/19(a)	489,360,456	535,322,031
2.38%, 04/15/11(a)	638,917,536	663,265,273
2.38%, 01/15/17(a)	557,553,228	617,154,590
2.38%, 01/15/25(a)	964,181,812	1,061,522,800
2.38%, 01/15/27(a)	519,164,317	572,551,638
2.50%, 07/15/16(a)	629,779,812	703,403,544
2.50%, 01/15/29(a)	444,717,046	499,348,268
2.63%, 07/15/17(a)	474,920,413	536,009,208
3.00%, 07/15/12(a)	887,799,809	964,382,295
3.38%, 01/15/12(a)	251,214,854	271,078,230
3.38%, 04/15/32(a)	201,478,220	260,437,142
3.50%, 01/15/11(a)	413,035,535	431,939,563
3.63%, 04/15/28(a)	647,318,025	834,213,803
3.88%, 04/15/29(a)	750,559,307	1,007,393,526

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,914,733,097)		18,055,389,570

Security	Shares	Value

SHORT-TERM INVESTMENTS—36.77%

MONEY MARKET FUNDS—36.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	5,875,162,459	5,875,162,459
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	815,657,231	815,657,231
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	8,196,822	8,196,822

		6,699,016,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,699,016,512)	6,699,016,512

TOTAL INVESTMENTS IN SECURITIES—135.86%
(Cost: $23,613,749,609)	24,754,406,082
Other Assets, Less Liabilities—(35.86)%	(6,533,498,474)

NET ASSETS—100.00%	$18,220,907,608

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—96.46%

ADVERTISING—0.38%
Interpublic Group of Companies Inc.
10.00%, 07/15/17	$10,050,000	$10,929,375
Lamar Media Corp.
6.63%, 08/15/15(a)	5,500,000	5,200,937

		16,130,312
AEROSPACE & DEFENSE—1.24%
L-3 Communications Corp. Series B
6.38%, 10/15/15	38,134,000	37,665,270
TransDigm Inc.
7.75%, 07/15/14	5,679,000	5,728,975
7.75%, 07/15/14(b)	8,940,000	9,000,345

		52,394,590
AIRLINES—0.44%
Delta Air Lines Inc.
9.50%, 09/15/14(b)	10,500,000	10,578,750
12.25%, 03/15/15(b)	8,500,000	7,866,750

		18,445,500
AUTO MANUFACTURERS—0.04%
Navistar International Corp.
8.25%, 11/01/21	1,900,000	1,862,000

		1,862,000
AUTO PARTS & EQUIPMENT—0.59%
Goodyear Tire & Rubber Co. (The)
10.50%, 05/15/16	11,850,000	12,739,378
TRW Automotive Inc.
7.00%, 03/15/14(b)	5,000,000	4,721,875
7.25%, 03/15/17(a)(b)	8,220,000	7,582,950

		25,044,203
BEVERAGES—1.15%
Constellation Brands Inc.
7.25%, 05/15/17(a)	43,854,000	44,165,266
8.38%, 12/15/14	4,000,000	4,223,750

		48,389,016
BUILDING MATERIALS—1.34%
Hanson Ltd.
6.13%, 08/15/16	14,330,000	13,434,375
Ply Gem Industries Inc.
11.75%, 06/15/13	31,457,000	29,884,150
USG Corp.
6.30%, 11/15/16	6,630,000	5,657,773
9.50%, 01/15/18	7,500,000	7,425,000

		56,401,298

CHEMICALS—0.73%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.75%, 11/15/14	7,550,000	7,234,787
Huntsman International LLC
5.50%, 06/30/16(b)	7,000,000	6,072,500
Momentive Performance Materials Inc.
9.75%, 12/01/14(a)	8,200,000	7,829,975
Nalco Co.
8.25%, 05/15/17(b)	5,340,000	5,540,250
8.88%, 11/15/13	4,000,000	4,100,000

		30,777,512
COAL—1.22%
Arch Coal Inc.
8.75%, 08/01/16(b)	5,500,000	5,582,500
Arch Western Finance LLC
6.75%, 07/01/13	16,905,000	16,778,212
Peabody Energy Corp.
7.38%, 11/01/16(a)	28,596,000	29,175,752

		51,536,464
COMMERCIAL SERVICES—2.88%
ARAMARK Corp.
8.50%, 02/01/15(a)	18,160,000	18,203,721
Ceridian Corp.
11.25%, 11/15/15(a)	7,200,000	6,894,000
Corrections Corp. of America
7.75%, 06/01/17	10,950,000	11,362,863
Hertz Corp. (The)
8.88%, 01/01/14(a)	46,019,000	46,289,666
Iron Mountain Inc.
8.38%, 08/15/21	16,300,000	16,646,375
RSC Equipment Rental Inc.
9.50%, 12/01/14(a)	11,000,000	10,705,585
10.00%, 07/15/17(b)	4,000,000	4,320,000
United Rentals (North America) Inc.
9.25%, 12/15/19	4,200,000	4,107,600
10.88%, 06/15/16(b)	2,700,000	2,868,750

		121,398,560
COMPUTERS—1.84%
Seagate Technology International
10.00%, 05/01/14(b)	10,750,000	11,818,281
SunGard Data Systems Inc.
9.13%, 08/15/13(a)	62,121,000	62,690,442
10.25%, 08/15/15(a)	3,250,000	3,317,217

		77,825,940
DISTRIBUTION & WHOLESALE—0.35%
KAR Holdings Inc.
8.75%, 05/01/14	8,000,000	8,120,000
10.00%, 05/01/15	6,500,000	6,711,250

		14,831,250
DIVERSIFIED FINANCIAL SERVICES—4.95%
E*TRADE Financial Corp.
7.38%, 09/15/13(a)	10,200,000	9,431,666
Ford Motor Credit Co. LLC
7.80%, 06/01/12	46,380,000	45,850,267
8.00%, 06/01/14	8,900,000	8,965,548
8.00%, 12/15/16(a)	19,750,000	19,714,654
8.70%, 10/01/14	6,750,000	6,935,625
12.00%, 05/15/15	16,000,000	18,414,560
GMAC LLC
6.75%, 12/01/14(b)	8,000,000	7,200,000

6.75%, 12/01/14	17,000,000	15,095,934
7.50%, 12/31/13(a)(b)	8,650,000	7,974,219
8.00%, 12/31/18(a)(b)	8,075,000	6,697,203
Nuveen Investments Inc.
10.50%, 11/15/15(b)	13,500,000	11,711,250
Petroplus Finance Ltd.
6.75%, 05/01/14(a)(b)	8,195,000	7,641,837
7.00%, 05/01/17(b)	8,715,000	7,778,137
9.38%, 09/15/19(b)	8,250,000	8,126,250
Residential Capital LLC
6.50%, 04/17/13	2,775,000	1,436,062
9.63%, 05/15/15(a)	37,850,000	26,021,875

		208,995,087
ELECTRIC—8.80%
AES Corp. (The)
8.00%, 10/15/17(a)	52,366,000	52,375,818
8.00%, 06/01/20(a)	5,200,000	5,145,292
Calpine Construction Finance Co. LP
8.00%, 06/01/16(a)(b)	16,550,000	16,715,500
Calpine Corp.
7.25%, 10/15/17(b)	17,000,000	15,895,000
Edison Mission Energy
7.00%, 05/15/17(a)	64,008,000	47,685,684
7.50%, 06/15/13(a)	7,000,000	6,445,927
Energy Future Holdings Corp.
9.75%, 10/15/19	36,228,789	35,141,925
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19(c)	44,280,531	45,334,806
Intergen NV
9.00%, 06/30/17(b)	20,395,000	21,159,812
Mirant North America LLC
7.38%, 12/31/13	14,775,000	14,497,969
NRG Energy Inc.
7.38%, 02/01/16(a)	77,134,000	76,700,121
7.38%, 01/15/17	6,150,000	6,103,875
8.50%, 06/15/19	7,255,000	7,327,550
RRI Energy Inc.
6.75%, 12/15/14	3,000,000	3,042,500
7.63%, 06/15/14	8,500,000	8,223,750
7.88%, 06/15/17	10,150,000	9,668,089

		371,463,618
ELECTRONICS—0.91%
NXP BV/NXP Funding LLC
7.88%, 10/15/14	8,000,000	6,780,000
9.50%, 10/15/15	11,600,000	8,791,833
Sanmina-SCI Corp.
6.75%, 03/01/13(a)	5,000,000	4,881,250
8.13%, 03/01/16(a)	18,550,000	17,919,322

		38,372,405
ENTERTAINMENT—1.06%
AMC Entertainment Inc.
8.75%, 06/01/19(a)	10,300,000	10,454,500
Pinnacle Entertainment Inc.
8.63%, 08/01/17(a)(b)	6,500,000	6,467,500
WMG Acquisition Corp.
7.38%, 04/15/14(a)	11,650,000	11,094,426
9.50%, 06/15/16(b)	15,400,000	16,516,500

		44,532,926

FOOD—1.70%
JBS USA LLC/JBS USA Finance Inc.
11.63%, 05/01/14(b)	6,150,000	6,822,656
Smithfield Foods Inc.
7.75%, 07/01/17(a)	7,130,000	6,187,057
10.00%, 07/15/14(b)	10,025,000	10,494,922
SUPERVALU Inc.
7.50%, 11/15/14	7,500,000	7,541,016
8.00%, 05/01/16	11,520,000	11,703,600
Tyson Foods Inc.
7.85%, 04/01/16	16,025,000	16,209,287
10.50%, 03/01/14(a)	11,450,000	12,938,500

		71,897,038
FOREST PRODUCTS & PAPER—1.83%
Domtar Corp.
10.75%, 06/01/17	5,875,000	6,800,313
Georgia-Pacific Corp.
7.13%, 01/15/17(b)	39,513,000	39,908,130
8.25%, 05/01/16(b)	5,000,000	5,287,500
NewPage Corp.
11.38%, 12/31/14(b)	23,900,000	23,541,500
Stora Enso OYJ
6.40%, 04/15/16(b)	1,800,000	1,682,352

		77,219,795
HEALTH CARE - PRODUCTS—2.35%
Bausch & Lomb Inc.
9.88%, 11/01/15(a)	27,272,000	28,072,319
Biomet Inc.
11.63%, 10/15/17	39,316,000	42,746,759
Boston Scientific Corp.
6.25%, 11/15/15	2,750,000	2,811,875
6.40%, 06/15/16	10,120,000	10,367,093
DJO Finance LLC
10.88%, 11/15/14	14,360,000	15,078,000

		99,076,046
HEALTH CARE - SERVICES—7.52%
Apria Healthcare Group Inc.
11.25%, 11/01/14(b)	7,800,000	8,527,350
Community Health Systems Inc.
8.88%, 07/15/15	53,337,000	54,351,322
DaVita Inc.
7.25%, 03/15/15	44,109,000	43,667,910
HCA Inc.
6.38%, 01/15/15(a)	10,270,000	9,508,308
6.50%, 02/15/16	8,000,000	7,381,200
7.88%, 02/15/20(b)	8,250,000	8,435,625
8.50%, 04/15/19(b)	9,000,000	9,483,750
9.13%, 11/15/14(a)	11,950,000	12,456,630
9.25%, 11/15/16(a)	72,109,000	76,324,939
Tenet Healthcare Corp.
8.88%, 07/01/19(a)(b)	15,000,000	16,023,750
9.00%, 05/01/15(a)(b)	15,602,000	16,460,110
9.25%, 02/01/15(a)	7,000,000	7,303,002
10.00%, 05/01/18(a)(b)	29,641,000	33,123,818
US Oncology Inc.
9.13%, 08/15/17(b)	13,750,000	14,231,250

		317,278,964
HOLDING COMPANIES - DIVERSIFIED—0.37%
Leucadia National Corp.
7.13%, 03/15/17	7,100,000	6,662,698
8.13%, 09/15/15	8,900,000	8,989,258

		15,651,956

HOME BUILDERS—1.21%
Centex Corp.
5.25%, 06/15/15(a)	2,250,000	2,176,875
6.50%, 05/01/16	3,000,000	3,052,500
D.R. Horton Inc.
6.50%, 04/15/16	7,500,000	7,162,917
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16(a)(b)	20,000,000	20,200,000
KB Home
6.25%, 06/15/15	8,000,000	7,436,746
Lennar Corp. Series B
5.60%, 05/31/15	7,500,000	6,756,836
12.25%, 06/01/17	3,500,000	4,191,250

		50,977,124
HOUSEHOLD PRODUCTS & WARES—0.22%
Jarden Corp.
7.50%, 05/01/17(a)	9,270,000	9,208,208

		9,208,208
IRON & STEEL—1.13%
Steel Dynamics Inc.
6.75%, 04/01/15	3,000,000	2,898,750
7.38%, 11/01/12	44,696,000	44,640,130

		47,538,880
LODGING—4.46%
Harrah’s Operating Co. Inc.
5.63%, 06/01/15	6,075,000	3,250,125
10.00%, 12/15/18(b)	59,117,000	44,928,920
10.00%, 12/15/18(a)(b)	24,300,000	18,468,000
10.75%, 02/01/16	3,400,000	2,646,333
Harrah’s Operating Escrow LLC
11.25%, 06/01/17(a)(b)	13,250,000	13,603,333
MGM MIRAGE
6.75%, 04/01/13(a)	8,000,000	6,555,702
7.50%, 06/01/16(a)	10,000,000	7,650,000
7.63%, 01/15/17	5,000,000	3,837,500
11.38%, 03/01/18(b)	8,000,000	6,920,000
13.00%, 11/15/13	54,542,000	61,382,760
Starwood Hotels & Resorts Worldwide Inc.
6.25%, 02/15/13	7,610,000	7,781,225
6.75%, 05/15/18	3,950,000	3,793,852
7.88%, 10/15/14(a)	7,050,000	7,369,453

		188,187,203
MACHINERY—1.08%
Case New Holland Inc.
7.13%, 03/01/14(a)	4,500,000	4,423,125
7.75%, 09/01/13(b)	15,000,000	15,000,000
Terex Corp.
8.00%, 11/15/17	28,764,000	26,273,840

		45,696,965
MANUFACTURING—0.62%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14(a)	26,476,000	26,211,240

		26,211,240
MEDIA—7.04%
Cablevision Systems Corp.
8.63%, 09/15/17(b)	11,900,000	12,167,750

Clear Channel Communications Inc.
5.50%, 09/15/14	11,100,000	5,661,000
10.75%, 08/01/16	3,250,000	2,060,827
CSC Holdings Inc.
8.50%, 04/15/14(a)(b)	45,508,000	47,726,515
8.63%, 02/15/19(a)(b)	5,000,000	5,300,000
DISH DBS Corp.
7.88%, 09/01/19(a)	13,500,000	13,533,750
7.88%, 09/01/19(b)	6,000,000	6,015,000
EchoStar DBS Corp.
6.63%, 10/01/14(a)	3,000,000	2,929,375
7.13%, 02/01/16	65,134,000	64,302,168
Mediacom Broadband LLC
8.50%, 10/15/15(a)	3,000,000	2,967,436
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14(a)	35,473,000	36,537,190
Quebecor Media Inc.
7.75%, 03/15/16	11,390,000	11,075,033
Sirius XM Radio Inc.
9.63%, 08/01/13(a)	3,450,000	3,286,732
Umbrella Acquisition Inc.
9.75%, 03/15/15(a)(b)	27,925,587	22,375,377
Univision Communications Inc.
12.00%, 07/01/14(b)	15,000,000	16,275,000
Videotron Ltee
9.13%, 04/15/18	6,500,000	6,885,938
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13(a)(b)	36,718,000	38,033,728

		297,132,819
MINING—2.03%
Novelis Inc.
7.25%, 02/15/15	19,400,000	17,411,500
Teck Resources Ltd.
9.75%, 05/15/14(a)	18,250,000	20,531,250
10.25%, 05/15/16	14,750,000	16,815,000
10.75%, 05/15/19	26,450,000	30,814,250

		85,572,000
OIL & GAS—9.06%
Chesapeake Energy Corp.
6.25%, 01/15/18(a)	8,500,000	7,671,250
6.50%, 08/15/17(a)	13,050,000	12,075,824
6.63%, 01/15/16	7,000,000	6,571,250
6.88%, 11/15/20	3,050,000	2,783,332
7.25%, 12/15/18(a)	14,200,000	13,649,766
7.63%, 07/15/13	4,550,000	4,603,049
9.50%, 02/15/15	55,231,000	58,234,186
Forest Oil Corp.
7.25%, 06/15/19(a)	16,805,000	15,908,915
8.50%, 02/15/14(a)(b)	8,530,000	8,721,925
Newfield Exploration Co.
6.63%, 04/15/16(a)	14,905,000	14,644,163
7.13%, 05/15/18	5,250,000	5,259,844
OPTI Canada Inc.
8.25%, 12/15/14	39,570,000	31,708,679
Petrohawk Energy Corp.
7.88%, 06/01/15	50,225,000	49,969,490
9.13%, 07/15/13	7,000,000	7,250,785
Pioneer Natural Resources Co.
6.65%, 03/15/17	7,750,000	7,488,115
6.88%, 05/01/18	6,575,000	6,381,629
Plains Exploration & Production Co.
7.00%, 03/15/17(a)	10,470,000	9,942,421
7.63%, 06/01/18	5,075,000	4,944,953

7.75%, 06/15/15	8,500,000	8,389,886
8.63%, 10/15/19	5,000,000	5,000,000
10.00%, 03/01/16	9,150,000	9,790,500
Quicksilver Resources Inc.
8.25%, 08/01/15	8,700,000	8,609,828
11.75%, 01/01/16	8,500,000	9,413,750
Sabine Pass LNG LP
7.50%, 11/30/16(a)	59,585,000	49,455,550
SandRidge Energy Inc.
8.00%, 06/01/18(b)	8,850,000	8,341,125
Tesoro Corp.
6.50%, 06/01/17(a)	8,800,000	7,889,518
6.63%, 11/01/15	8,000,000	7,390,513

		382,090,246
OIL & GAS SERVICES—0.42%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	7,000,000	6,916,643
7.75%, 05/15/17(a)	10,895,000	10,731,575

		17,648,218
PACKAGING & CONTAINERS—1.51%
Ball Corp.
6.63%, 03/15/18	6,500,000	6,370,000
Berry Plastics Holding Corp.
8.88%, 09/15/14	4,690,000	4,279,625
Crown Americas LLC
7.75%, 11/15/15	36,136,000	36,836,135
Owens-Brockway Glass Container Inc.
6.75%, 12/01/14	7,500,000	7,518,750
7.38%, 05/15/16	8,500,000	8,595,625

		63,600,135
PHARMACEUTICALS—0.53%
Elan Finance PLC
8.75%, 10/15/16(b)	9,000,000	8,437,500
8.88%, 12/01/13	6,510,000	6,384,321
Omnicare Inc.
6.88%, 12/15/15(a)	7,750,000	7,449,688

		22,271,509
PIPELINES—3.05%
Dynegy Holdings Inc.
7.75%, 06/01/19	69,598,000	56,983,363
El Paso Corp.
7.00%, 06/15/17	48,140,000	47,751,992
12.00%, 12/12/13	7,000,000	7,974,582
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	12,000,000	11,326,711
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	4,500,000	4,533,750

		128,570,398
REAL ESTATE—0.81%
Realogy Corp.
10.50%, 04/15/14(a)	33,650,000	27,046,188
12.38%, 04/15/15	11,000,000	7,043,953

		34,090,141
REAL ESTATE INVESTMENT TRUSTS—0.96%
Host Hotels & Resorts LP
6.38%, 03/15/15(a)	6,730,000	6,343,025
6.75%, 06/01/16(a)	14,100,000	13,417,245
6.88%, 11/01/14	4,000,000	3,860,000

9.00%, 05/15/17(a)(b)	3,550,000	3,771,875
iStar Financial Inc.
5.95%, 10/15/13(a)	4,750,000	2,492,026
8.63%, 06/01/13	8,500,000	5,259,970
10.00%, 06/15/14(b)	6,500,000	5,525,000

		40,669,141
RETAIL—4.84%
Dollar General Corp.
10.63%, 07/15/15(a)	34,531,000	37,725,118
Inergy LP
6.88%, 12/15/14(a)	9,500,000	9,167,500
8.25%, 03/01/16	4,000,000	4,015,400
Limited Brands Inc.
6.90%, 07/15/17(a)	41,712,000	39,698,645
Michaels Stores Inc.
10.00%, 11/01/14(a)	26,790,000	27,230,571
Neiman Marcus Group Inc.
10.38%, 10/15/15(a)	7,150,000	6,426,220
Rite Aid Corp.
9.50%, 06/15/17(a)	66,795,000	54,938,888
Toys R Us Property Co. I LLC
10.75%, 07/15/17(a)(b)	11,100,000	11,849,250
Wendy’s/Arby’s Restaurants LLC
10.00%, 07/15/16(a)(b)	12,200,000	13,115,000

		204,166,592
SEMICONDUCTORS—0.75%
Freescale Semiconductor Inc.
8.88%, 12/15/14(a)	35,968,000	30,392,960
10.13%, 12/15/16	2,000,000	1,400,000

		31,792,960
SOFTWARE—2.01%
First Data Corp.
9.88%, 09/24/15	65,798,000	58,560,220
9.88%, 09/24/15(b)	10,500,000	9,213,750
11.25%, 03/31/16	20,550,000	16,851,000

		84,624,970
TELECOMMUNICATIONS—12.69%
Avaya Inc.
9.75%, 11/01/15(b)	8,000,000	7,720,000
Cincinnati Bell Inc.
8.25%, 10/15/17	7,000,000	6,903,750
Citizens Communications Co.
6.25%, 01/15/13	6,000,000	5,910,000
7.13%, 03/15/19(a)	4,800,000	4,468,800
Cricket Communications Inc.
7.75%, 05/15/16(a)(b)	14,950,000	14,750,667
9.38%, 11/01/14(a)	19,400,000	18,637,388
Crown Castle International Corp.
7.13%, 11/01/19	8,750,000	8,618,750
9.00%, 01/15/15(a)	16,100,000	16,939,533
Frontier Communications Corp.
8.13%, 10/01/18	9,000,000	9,000,000
8.25%, 05/01/14(a)	9,975,000	10,225,559
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16(a)	60,068,000	64,071,838
Intelsat Corp.
9.25%, 08/15/14	8,000,000	8,060,000
9.25%, 06/15/16(b)	13,050,000	13,180,500
Intelsat Jackson Holdings Ltd.
8.50%, 11/01/19(b)	8,000,000	8,000,000

Intelsat Subsidiary Holding Co. Ltd.
8.88%, 01/15/15(a)	5,000,000	5,075,000
Level 3 Financing Inc.
9.25%, 11/01/14	51,234,000	45,181,984
MetroPCS Wireless Inc.
9.25%, 11/01/14(a)	17,600,000	17,582,286
9.25%, 11/01/14	4,954,000	4,978,770
Nextel Communications Inc.
5.95%, 03/15/14	16,600,000	14,830,717
Nextel Communications Inc. Series D
7.38%, 08/01/15(a)	18,730,000	17,202,245
Nextel Communications Inc. Series E
6.88%, 10/31/13	9,400,000	8,915,734
Qwest Communications International Inc.
7.50%, 02/15/14	12,150,000	11,978,383
Sprint Nextel Corp.
6.00%, 12/01/16	74,453,000	64,733,535
8.38%, 08/15/17	10,000,000	9,740,000
Virgin Media Finance PLC
8.75%, 04/15/14	3,000,000	3,101,250
9.13%, 08/15/16	7,400,000	7,607,171
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	19,750,000	20,704,583
West Corp.
9.50%, 10/15/14(a)	42,254,000	41,159,061
11.00%, 10/15/16(a)	2,000,000	2,000,000
Windstream Corp.
8.63%, 08/01/16	63,701,000	64,128,578

		535,406,082
TEXTILES—0.35%
Mohawk Industries Inc.
6.88%, 01/15/16	15,187,000	14,965,768

		14,965,768

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,641,691,492)		4,069,945,079

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.22%

MONEY MARKET FUNDS—8.22%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	287,740,932	287,740,932
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	39,947,486	39,947,486
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	19,184,973	19,184,973

		346,873,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $346,873,391)		346,873,391

TOTAL INVESTMENTS IN SECURITIES—104.68%
(Cost: $3,988,564,883)		4,416,818,470
Other Assets, Less Liabilities—(4.68)%		(197,352,356)

NET ASSETS—100.00%	$4,219,466,114

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—93.94%

AEROSPACE & DEFENSE—0.89%
Boeing Co. (The)
3.50%, 02/15/15	$7,000,000	$7,225,990
4.88%, 02/15/20	7,000,000	7,276,220
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	9,927,067
6.15%, 09/01/36	15,000,000	16,352,145
United Technologies Corp.
4.88%, 05/01/15	20,000,000	22,081,260
6.13%, 02/01/19(a)	39,000,000	44,771,726
6.13%, 07/15/38	7,500,000	8,504,752

		116,139,160
AGRICULTURE—3.12%
Altria Group Inc.
8.50%, 11/10/13	22,047,000	25,817,876
9.70%, 11/10/18(a)	94,727,000	116,938,198
10.20%, 02/06/39	48,532,000	63,850,100
Philip Morris International Inc.
4.88%, 05/16/13(a)	36,889,000	39,610,883
5.65%, 05/16/18	104,746,000	113,588,146
6.38%, 05/16/38	42,790,000	48,156,542

		407,961,745
AUTO MANUFACTURERS—0.29%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	15,000,000	16,570,050
8.50%, 01/18/31(a)	17,000,000	21,010,640

		37,580,690
BANKS—10.98%
Bank of America Corp.
4.90%, 05/01/13	119,697,000	124,486,929
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	42,000,000	44,785,070
Barclays Bank PLC
5.00%, 09/22/16(a)(b)	25,000,000	25,569,211
5.20%, 07/10/14(b)	39,749,000	42,775,091
6.75%, 05/22/19(a)(b)	28,058,000	31,904,774
BB&T Corp.
5.20%, 12/23/15(a)	11,000,000	11,608,894
Credit Suisse New York
5.00%, 05/15/13	119,722,000	128,523,024
5.30%, 08/13/19(a)	119,910,000	125,260,926
5.50%, 05/01/14(a)	16,500,000	18,113,061
Deutsche Bank AG London
3.88%, 08/18/14(a)	40,000,000	41,400,000
6.00%, 09/01/17	37,500,000	41,641,042
Fifth Third Bancorp
6.25%, 05/01/13(a)	29,903,000	31,251,775
8.25%, 03/01/38	5,000,000	4,768,320

HSBC Holdings PLC
6.50%, 09/15/37(a)	120,293,000	130,087,710
KeyCorp
6.50%, 05/14/13(a)	27,046,000	28,084,837
Regions Bank
7.50%, 05/15/18(a)	14,565,000	13,598,061
Royal Bank of Scotland Group PLC
5.00%, 11/12/13(a)	6,000,000	5,361,720
6.40%, 10/21/19	25,000,000	25,817,854
U.S. Bancorp
4.20%, 05/15/14(a)	8,400,000	8,935,473
UBS AG Stamford
5.75%, 04/25/18	119,751,000	123,841,034
US Bank N.A.
4.95%, 10/30/14	25,500,000	27,719,277
6.30%, 02/04/14	5,000,000	5,618,974
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	101,049,000	109,064,207
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	119,382,000	128,965,709
Wells Fargo & Co.
5.63%, 12/11/17(a)	150,858,000	158,242,478

		1,437,425,451
BEVERAGES—1.90%
Bottling Group LLC
5.13%, 01/15/19(a)	24,000,000	25,788,565
6.95%, 03/15/14	20,000,000	23,520,900
Coca-Cola Co. (The)
4.88%, 03/15/19	23,000,000	24,813,804
5.35%, 11/15/17(a)	30,500,000	33,908,715
Diageo Capital PLC
5.75%, 10/23/17	19,000,000	21,005,209
7.38%, 01/15/14	20,750,000	24,328,189
Pepsi Bottling Group Inc.
7.00%, 03/01/29	15,000,000	18,087,150
PepsiCo Inc.
7.90%, 11/01/18	61,272,000	77,360,335

		248,812,867
BIOTECHNOLOGY—0.54%
Amgen Inc.
5.70%, 02/01/19(a)	19,000,000	21,032,717
6.40%, 02/01/39(a)	30,500,000	34,952,188
Genentech Inc.
4.75%, 07/15/15	13,000,000	14,216,534

		70,201,439
BUILDING MATERIALS—0.08%
CRH America Inc.
6.00%, 09/30/16(a)	10,000,000	10,468,529

		10,468,529
CHEMICALS—1.73%
Dow Chemical Co. (The)
7.60%, 05/15/14	42,549,000	48,360,116
8.55%, 05/15/19(a)	59,692,000	70,849,403
9.40%, 05/15/39(a)	35,579,000	45,683,436
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	25,000,000	25,402,666
4.63%, 01/15/20	15,000,000	15,231,180
5.88%, 01/15/14	5,750,000	6,463,747
6.00%, 07/15/18	13,400,000	15,136,138

		227,126,686

COMMERCIAL SERVICES—0.03%
Western Union Co. (The)
6.50%, 02/26/14	3,085,000	3,498,643

		3,498,643
COMPUTERS—2.34%
Hewlett-Packard Co.
4.50%, 03/01/13	119,716,000	128,556,866
IBM International Group Capital LLC
5.05%, 10/22/12	76,701,000	84,213,549
International Business Machines Corp.
5.60%, 11/30/39	93,160,100	94,049,313

		306,819,728
COSMETICS & PERSONAL CARE—0.73%
Procter & Gamble Co. (The)
3.50%, 02/15/15(a)	33,000,000	34,593,240
4.60%, 01/15/14	30,750,000	33,511,408
4.70%, 02/15/19(a)	26,000,000	27,553,648

		95,658,296
DIVERSIFIED FINANCIAL SERVICES—22.90%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	24,722,000	26,634,250
American Express Co.
8.13%, 05/20/19	69,692,000	83,549,800
8.15%, 03/19/38	37,431,000	47,219,232
American Express Credit Corp. Series C
7.30%, 08/20/13	106,767,000	120,443,601
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,000,000	16,505,715
6.40%, 10/02/17	15,000,000	16,477,079
BP Capital Markets PLC
4.75%, 03/10/19	15,000,000	15,866,865
5.25%, 11/07/13(a)	85,255,000	94,576,862
Capital One Bank (USA) N.A.
8.80%, 07/15/19 (a)	94,910,000	113,600,517
Caterpillar Financial Services Corp.
6.13%, 02/17/14	84,910,000	95,514,537
Caterpillar Financial Services Corp. Series S
7.15%, 02/15/19(a)	10,000,000	11,972,593
Citigroup Inc.
5.50%, 04/11/13	67,602,000	69,991,130
5.85%, 07/02/13	15,000,000	15,756,195
6.50%, 08/19/13(a)	35,000,000	37,236,487
8.13%, 07/15/39(a)	109,910,000	122,862,942
8.50%, 05/22/19	119,084,000	135,302,955
CME Group Inc.
5.40%, 08/01/13	31,703,000	34,868,215
General Electric Capital Corp.
5.63%, 05/01/18(a)	119,881,000	123,860,941
5.88%, 01/14/38	119,658,000	111,410,465
5.90%, 05/13/14	30,000,000	33,130,918
6.88%, 01/10/39(a)	20,000,000	21,019,316
General Electric Capital Corp. Series A
3.75%, 11/14/14	40,000,000	40,354,480
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14(a)	10,000,000	10,635,954
6.00%, 05/01/14(a)	128,066,000	141,295,571
6.15%, 04/01/18	119,886,000	129,357,710

6.75%, 10/01/37	94,887,000	98,350,927
HSBC Finance Corp.
5.00%, 06/30/15(a)	1,000,000	1,042,942
5.50%, 01/19/16(a)	74,950,000	79,873,410
International Lease Finance Corp.
6.38%, 03/25/13(a)	74,480,000	59,956,478
JPMorgan Chase & Co.
4.65%, 06/01/14(a)	119,692,000	127,540,706
6.00%, 01/15/18	10,400,000	11,283,382
6.30%, 04/23/19(a)	120,140,000	133,111,865
6.40%, 05/15/38	74,705,000	82,741,824
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	119,700,000	127,789,326
7.75%, 05/14/38	119,721,000	130,876,004
Morgan Stanley
4.75%, 04/01/14	15,000,000	15,262,209
5.95%, 12/28/17	20,000,000	20,723,599
6.00%, 05/13/14	19,750,000	21,430,916
6.00%, 04/28/15	119,676,000	129,351,552
6.25%, 08/28/17	22,000,000	23,247,825
6.63%, 04/01/18	40,000,000	43,349,179
7.30%, 05/13/19	119,985,000	135,733,100
NYSE Euronext
4.80%, 06/28/13	26,568,000	28,461,343
SLM Corp.
8.45%, 06/15/18	64,571,000	57,898,182

		2,997,469,099
ELECTRIC—1.51%
Duke Energy Corp.
6.30%, 02/01/14	9,000,000	10,030,655
Exelon Corp.
4.90%, 06/15/15	8,000,000	8,421,965
Exelon Generation Co. LLC
6.25%, 10/01/39	8,000,000	8,327,200
FirstEnergy Corp.
7.38%, 11/15/31	16,500,000	18,359,329
MidAmerican Energy Holdings Co.
5.75%, 04/01/18(a)	23,599,000	25,607,833
6.13%, 04/01/36	25,000,000	26,322,898
Nisource Finance Corp.
6.40%, 03/15/18	9,000,000	9,343,254
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,990,000	10,353,440
Pacific Gas & Electric Co.
4.80%, 03/01/14	15,000,000	16,110,240
6.05%, 03/01/34	43,000,000	46,304,392
8.25%, 10/15/18	15,000,000	18,973,275

		198,154,481
FOOD—1.85%
General Mills Inc.
5.20%, 03/17/15	15,750,000	17,280,237
5.65%, 02/15/19	12,350,000	13,491,010
5.70%, 02/15/17	15,000,000	16,589,805
Kellogg Co.
4.45%, 05/30/16	11,000,000	11,651,515
Kellogg Co. Series B
7.45%, 04/01/31(a)	10,000,000	12,684,611
Kraft Foods Inc.
6.13%, 08/23/18(a)	70,000,000	75,556,137
6.50%, 08/11/17	25,000,000	27,514,275
6.88%, 02/01/38	18,000,000	19,478,736

7.00%, 08/11/37	15,000,000	16,434,670
Kroger Co. (The)
6.15%, 01/15/20	10,000,000	10,882,830
Unilever Capital Corp.
3.65%, 02/15/14	10,000,000	10,513,633
4.80%, 02/15/19	9,000,000	9,587,109
5.90%, 11/15/32(a)	500,000	548,541

		242,213,109
FOREST PRODUCTS & PAPER—0.48%
International Paper Co.
7.95%, 06/15/18	54,739,000	63,346,752

		63,346,752
HEALTH CARE - PRODUCTS—0.19%
Johnson & Johnson
5.15%, 07/15/18(a)	10,000,000	11,059,738
5.55%, 08/15/17	1,900,000	2,146,335
5.95%, 08/15/37	10,000,000	11,317,158

		24,523,231
HEALTH CARE - SERVICES—0.71%
UnitedHealth Group Inc.
6.88%, 02/15/38(a)	74,388,000	79,675,962
WellPoint Inc.
5.85%, 01/15/36	14,000,000	13,643,051

		93,319,013
INSURANCE—2.77%
Allstate Corp. (The)
5.55%, 05/09/35(a)	10,000,000	9,939,303
American International Group Inc.
5.85%, 01/16/18	119,760,000	90,706,722
8.25%, 08/15/18	15,000,000	12,710,100
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18(a)	61,434,000	65,618,348
MetLife Inc.
6.75%, 06/01/16(a)	46,047,000	52,640,925
MetLife Inc. Series A
6.82%, 08/15/18	73,479,000	83,792,338
Prudential Financial Inc.
7.38%, 06/15/19	24,000,000	27,156,732
Prudential Financial Inc. Series D
4.75%, 09/17/15	20,000,000	20,418,600

		362,983,068
IRON & STEEL—0.76%
ArcelorMittal
5.38%, 06/01/13	12,000,000	12,582,912
6.13%, 06/01/18	25,000,000	25,497,725
7.00%, 10/15/39	10,000,000	9,780,000
9.00%, 02/15/15(a)	19,000,000	22,212,643
9.85%, 06/01/19(a)	23,400,000	28,787,002

		98,860,282
MACHINERY—0.08%
Deere & Co.
4.38%, 10/16/19	10,077,000	10,337,148
		10,337,148
MANUFACTURING—0.36%
General Electric Co.
5.25%, 12/06/17(a)	36,000,000	37,239,433

Honeywell International Inc.
5.00%, 02/15/19(a)	9,000,000	9,627,021

		46,866,454
MEDIA—6.05%
AOL Time Warner Inc.
7.63%, 04/15/31(a)	500,000	579,649
Comcast Corp.
4.95%, 06/15/16	15,000,000	15,704,211
5.30%, 01/15/14	15,000,000	16,181,325
5.70%, 05/15/18(a)	25,000,000	26,572,858
5.85%, 11/15/15	15,000,000	16,507,944
5.90%, 03/15/16	30,000,000	32,662,080
6.30%, 11/15/17(a)	750,000	826,705
6.50%, 01/15/15	10,000,000	11,215,784
6.55%, 07/01/39(a)	19,500,000	20,603,416
6.95%, 08/15/37	120,275,000	132,807,209
COX Communications Inc.
5.45%, 12/15/14	10,000,000	10,919,689
News America Inc.
6.20%, 12/15/34(a)	25,000,000	23,918,647
6.65%, 11/15/37	19,500,000	20,732,749
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	16,633,791
5.95%, 07/15/13	750,000	836,560
6.50%, 07/15/18	9,000,000	10,367,456
Time Warner Cable Inc.
6.75%, 06/15/39(a)	88,084,000	93,179,189
7.50%, 04/01/14(a)	77,870,000	90,402,290
8.25%, 04/01/19	119,687,000	145,575,832
Time Warner Inc.
6.50%, 11/15/36(a)	47,000,000	49,697,917
Viacom Inc.
6.25%, 04/30/16	15,000,000	16,582,464
6.88%, 04/30/36(a)	12,000,000	12,922,031
7.88%, 07/30/30	11,000,000	11,374,941
Walt Disney Co. (The)
4.50%, 12/15/13(a)	4,000,000	4,346,004
5.63%, 09/15/16(a)	10,000,000	11,211,634

		792,362,375
MINING—0.62%
Alcoa Inc.
5.72%, 02/23/19	12,000,000	11,623,866
6.75%, 07/15/18	15,000,000	15,432,300
Barrick Gold Corp.
6.95%, 04/01/19	10,000,000	11,511,451
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	38,380,000	42,402,620

		80,970,237
OFFICE & BUSINESS EQUIPMENT—0.22%
Xerox Corp.
6.35%, 05/15/18	10,000,000	10,718,345
8.25%, 05/15/14	15,000,000	17,423,716

		28,142,061
OIL & GAS—6.58%
Anadarko Petroleum Corp.
5.95%, 09/15/16	30,000,000	32,697,346
6.45%, 09/15/36(a)	30,000,000	31,418,742
Chevron Corp.
3.95%, 03/03/14	25,000,000	26,657,043

4.95%, 03/03/19(a)	17,000,000	18,438,378
ConocoPhillips
4.75%, 02/01/14	71,093,000	76,859,613
5.75%, 02/01/19	40,474,000	44,585,603
6.50%, 02/01/39(a)	72,552,000	81,310,804
Devon Energy Corp.
7.95%, 04/15/32(a)	9,000,000	11,454,897
Devon Financing Corp. ULC
7.88%, 09/30/31(a)	20,000,000	24,884,529
EnCana Corp.
6.50%, 02/01/38(a)	9,000,000	9,814,036
EnCana Holdings Finance Corp.
5.80%, 05/01/14	750,000	827,529
Hess Corp.
8.13%, 02/15/19(a)	20,000,000	24,659,800
Marathon Oil Corp.
5.90%, 03/15/18(a)	15,000,000	15,989,501
7.50%, 02/15/19	19,000,000	22,581,166
Nexen Inc.
5.88%, 03/10/35	8,000,000	7,549,264
6.40%, 05/15/37	9,900,000	9,838,402
Pemex Project Funding Master Trust
5.75%, 03/01/18(a)	30,000,000	30,664,211
6.63%, 06/15/35(a)	20,000,000	20,105,000
Petro-Canada
6.80%, 05/15/38(a)	14,000,000	15,263,591
Shell International Finance BV
4.00%, 03/21/14	67,401,000	71,584,131
6.38%, 12/15/38	58,791,000	68,297,272
StatoilHydro ASA
2.90%, 10/15/14	10,000,000	10,264,826
5.25%, 04/15/19	20,000,000	21,915,221
Suncor Energy Inc.
6.10%, 06/01/18	15,000,000	16,309,425
6.50%, 06/15/38(a)	20,000,000	21,316,327
6.85%, 06/01/39	10,000,000	11,043,270
Total Capital SA
3.13%, 10/02/15	20,000,000	20,364,094
Transocean Inc.
6.00%, 03/15/18	10,000,000	10,947,854
6.80%, 03/15/38(a)	8,000,000	9,167,811
Valero Energy Corp.
6.63%, 06/15/37(a)	15,000,000	14,233,734
9.38%, 03/15/19(a)	20,000,000	24,113,560
XTO Energy Inc.
6.50%, 12/15/18(a)	39,697,000	44,766,100
6.75%, 08/01/37(a)	10,000,000	11,192,442

		861,115,522
OIL & GAS SERVICES—0.38%
Halliburton Co.
6.15%, 09/15/19	15,000,000	17,055,150
6.70%, 09/15/38(a)	7,000,000	8,097,544
7.45%, 09/15/39	9,750,000	12,330,509
Weatherford International Ltd.
9.63%, 03/01/19(a)	10,000,000	12,490,009

		49,973,212
PHARMACEUTICALS—7.11%
Abbott Laboratories
5.13%, 04/01/19(a)	95,004,000	102,117,158
6.15%, 11/30/37	45,567,000	51,232,182

AstraZeneca PLC
5.40%, 06/01/14	15,000,000	16,802,805
5.90%, 09/15/17(a)	15,000,000	17,067,977
6.45%, 09/15/37(a)	56,808,000	66,013,492
Bristol-Myers Squibb Co.
5.88%, 11/15/36	10,000,000	10,835,262
6.13%, 05/01/38	8,000,000	8,941,006
Eli Lilly and Co.
4.20%, 03/06/14	10,000,000	10,723,500
5.20%, 03/15/17(a)	10,000,000	10,901,869
5.55%, 03/15/37	15,000,000	15,616,231
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	37,026,000	40,118,900
5.65%, 05/15/18	44,676,000	49,625,296
6.38%, 05/15/38	54,491,000	62,693,114
Merck & Co. Inc.
4.00%, 06/30/15	750,000	800,602
5.00%, 06/30/19	23,000,000	24,691,904
5.85%, 06/30/39	10,000,000	10,997,190
6.00%, 09/15/17	9,000,000	10,081,090
6.55%, 09/15/37	12,200,000	14,390,688
Novartis Capital Corp.
4.13%, 02/10/14(a)	20,000,000	21,391,867
Novartis Securities Investment Ltd.
5.13%, 02/10/19	43,000,000	46,412,428
Pfizer Inc.
5.35%, 03/15/15(a)	72,872,000	81,456,025
6.20%, 03/15/19	60,139,000	69,039,648
7.20%, 03/15/39	57,441,000	72,997,721
Schering-Plough Corp.
5.30%, 12/01/13	10,000,000	11,054,200
6.50%, 12/01/33	6,000,000	6,957,780
Wyeth
5.95%, 04/01/37(a)	89,293,000	97,373,310

		930,333,245
PIPELINES—0.89%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17(a)	9,000,000	9,803,913
Kinder Morgan Energy Partners LP
5.95%, 02/15/18(a)	9,000,000	9,668,970
6.95%, 01/15/38	9,600,000	10,451,721
TransCanada PipeLines Ltd.
6.20%, 10/15/37	17,500,000	19,126,485
7.13%, 01/15/19	30,000,000	35,703,238
7.63%, 01/15/39(a)	14,000,000	17,847,413
Williams Companies Inc. (The)
8.75%, 03/15/32	12,000,000	14,024,219

		116,625,959
REAL ESTATE INVESTMENT TRUSTS—0.08%
Simon Property Group LP
6.13%, 05/30/18	10,000,000	10,501,520

		10,501,520
RETAIL—4.78%
CVS Caremark Corp.
5.75%, 06/01/17(a)	62,965,000	67,811,368
6.13%, 09/15/39	15,000,000	14,850,000
Home Depot Inc. (The)
5.25%, 12/16/13	3,000,000	3,242,502
5.40%, 03/01/16	40,000,000	42,785,152
5.88%, 12/16/36	40,000,000	39,153,762

McDonald’s Corp.
5.35%, 03/01/18	15,000,000	16,542,045
6.30%, 10/15/37(a)	15,000,000	17,184,607
6.30%, 03/01/38(a)	9,000,000	10,266,822
Target Corp.
6.00%, 01/15/18	43,300,000	49,371,617
6.50%, 10/15/37	20,000,000	22,640,060
7.00%, 01/15/38(a)	34,000,000	40,793,374
Walgreen Co.
4.88%, 08/01/13	31,854,000	34,584,400
Wal-Mart Stores Inc.
4.25%, 04/15/13(a)	119,708,000	127,187,160
6.50%, 08/15/37(a)	119,716,000	139,788,761

		626,201,630
SOFTWARE—1.72%
Microsoft Corp.
2.95%, 06/01/14	10,000,000	10,318,916
4.20%, 06/01/19	31,000,000	32,221,064
Oracle Corp.
3.75%, 07/08/14	57,722,000	60,798,398
5.00%, 07/08/19	99,737,000	106,067,917
6.13%, 07/08/39	15,000,000	16,400,007

		225,806,302
TELECOMMUNICATIONS—10.30%
AT&T Inc.
4.95%, 01/15/13	52,403,000	56,521,852
5.50%, 02/01/18(a)	122,933,000	130,317,900
5.80%, 02/15/19(a)	11,250,000	12,165,755
6.30%, 01/15/38(a)	14,600,000	15,058,892
6.55%, 02/15/39(a)	119,245,000	127,654,473
British Telecom PLC
5.95%, 01/15/18(a)	9,000,000	9,260,257
Cisco Systems Inc.
4.45%, 01/15/20	35,000,000	35,570,220
4.95%, 02/15/19(a)	35,000,000	36,998,053
5.50%, 02/22/16(a)	25,000,000	28,028,402
5.50%, 01/15/40	30,000,000	29,437,899
5.90%, 02/15/39(a)	14,750,000	15,335,232
Deutsche Telekom International Finance BV
4.88%, 07/08/14	10,000,000	10,661,220
5.25%, 07/22/13	25,000,000	27,048,508
5.75%, 03/23/16	15,000,000	16,219,965
6.00%, 07/08/19	18,000,000	19,634,043
Embarq Corp.
6.74%, 06/01/13	250,000	273,204
7.08%, 06/01/16	18,500,000	20,505,428
8.00%, 06/01/36(a)	13,000,000	13,641,305
France Telecom SA
4.38%, 07/08/14	15,000,000	15,947,989
5.38%, 07/08/19	9,000,000	9,735,631
8.50%, 03/01/31	24,000,000	32,785,378
SBC Communications Inc.
5.10%, 09/15/14	40,000,000	43,590,172
Telecom Italia Capital SA
4.95%, 09/30/14	15,000,000	15,807,056
6.18%, 06/18/14	7,500,000	8,270,434
7.72%, 06/04/38(a)	120,373,000	139,462,954
Telefonica Emisiones SAU
5.88%, 07/15/19	25,000,000	27,269,986
6.42%, 06/20/16(a)	25,000,000	28,406,659
7.05%, 06/20/36(a)	15,000,000	17,547,345

Verizon Communications Inc.
6.35%, 04/01/19(a)	30,000,000	33,699,733
6.40%, 02/15/38(a)	120,333,000	128,990,677
8.75%, 11/01/18	119,693,000	152,180,416
Vodafone Group PLC
5.45%, 06/10/19(a)	50,000,000	52,855,036
5.63%, 02/27/17(a)	35,000,000	38,157,548

		1,349,039,622
TRANSPORTATION—0.97%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	10,000,000	10,153,100
Union Pacific Corp.
5.70%, 08/15/18	8,000,000	8,568,915
United Parcel Service Inc.
3.88%, 04/01/14	15,000,000	15,995,229
4.50%, 01/15/13(a)	59,689,000	64,366,783
5.13%, 04/01/19	10,000,000	10,901,791
6.20%, 01/15/38(a)	15,000,000	17,135,881

		127,121,699

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,369,268,980)		12,297,959,255

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.57%

MONEY MARKET FUNDS—2.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(b)(c)(d)	194,811,443	194,811,443
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(b)(c)(d)	27,045,952	27,045,952
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	114,997,017	114,997,017

		336,854,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,854,412)		336,854,412

TOTAL INVESTMENTS IN SECURITIES—96.51%
(Cost: $11,706,123,392)		12,634,813,667
Other Assets, Less Liabilities—3.49%		457,001,675

NET ASSETS—100.00%		$13,091,815,342

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

November 30, 2009

Security	Principal	Value

SOVEREIGN BONDS & NOTES(a)—84.82%

ARGENTINA—2.25%
Argentina (Republic of)
2.50%, 12/31/38(b)	$27,819,000	$9,667,102
8.28%, 12/31/33(c)	18,609,643	12,794,130

		22,461,232
BRAZIL—10.81%
Brazil (Federative Republic of)
6.50%, 06/10/19(d)	9,900,000	10,543,500
7.13%, 01/20/37	22,176,000	26,223,120
8.00%, 01/15/18	38,148,000	44,442,419
10.13%, 05/15/27	9,900,000	14,751,000
11.00%, 08/17/40	8,910,000	12,126,510

		108,086,549
BULGARIA—1.39%
Bulgaria (Republic of)
8.25%, 01/15/15	11,880,000	13,899,600

		13,899,600
CHILE—0.66%
Chile (Republic of)
5.50%, 01/15/13	5,940,000	6,640,431

		6,640,431
COLOMBIA—4.66%
Colombia (Republic of)
7.38%, 01/27/17	12,870,000	14,980,680
7.38%, 03/18/19	10,890,000	12,643,290
7.38%, 09/18/37	16,632,000	18,960,480

		46,584,450
CROATIA—1.05%
Croatia (Government of)
6.75%, 11/05/19(e)	9,900,000	10,555,875

		10,555,875
EL SALVADOR—0.57%
El Salvador (Republic of)
7.65%, 06/15/35(d)	5,742,000	5,684,580

		5,684,580
INDONESIA—4.36%
Indonesia (Republic of)
6.63%, 02/17/37(d)	34,056,000	32,949,180
6.88%, 01/17/18(d)	9,900,000	10,642,500

		43,591,680
IRAQ—1.84%
Iraq (Republic of)
5.80%, 01/15/28(d)	24,750,000	18,438,750

		18,438,750

LEBANON—2.71%
Lebanon (Republic of)
9.00%, 03/20/17	23,760,000	27,086,400

		27,086,400
LITHUANIA—0.99%
Lithuania (Republic of)
6.75%, 01/15/15(d)	9,900,000	9,900,000

		9,900,000
MEXICO—7.21%
United Mexican States
5.63%, 01/15/17	23,760,000	25,245,000
5.88%, 02/17/14	19,800,000	21,562,200
6.75%, 09/27/34	22,770,000	25,274,700

		72,081,900
PANAMA—2.10%
Panama (Republic of)
6.70%, 01/26/36	10,890,000	11,979,000
7.25%, 03/15/15	7,920,000	9,068,400

		21,047,400
PERU—4.25%
Peru (Republic of)
6.55%, 03/14/37	12,474,000	13,378,365
8.38%, 05/03/16	23,760,000	29,106,000

		42,484,365
PHILIPPINE ISLANDS—5.84%
Philippines (Republic of)
7.75%, 01/14/31	40,095,000	44,705,925
8.00%, 01/15/16	11,880,000	13,691,700

		58,397,625
POLAND—3.52%
Poland (Republic of)
5.00%, 10/19/15	14,850,000	15,607,350
6.38%, 07/15/19	17,820,000	19,602,000

		35,209,350
RUSSIA—10.12%
Russian Federation
7.50%, 03/31/30(d)	89,709,840	101,259,982

		101,259,982
SOUTH AFRICA—4.62%
South Africa (Republic of)
5.88%, 05/30/22	9,900,000	10,048,500
6.50%, 06/02/14	2,376,000	2,601,720
7.38%, 04/25/12	30,690,000	33,605,550

		46,255,770
TURKEY—8.18%
Turkey (Republic of)
6.88%, 03/17/36	38,214,000	38,787,210
7.25%, 03/15/15	38,610,000	43,050,150

		81,837,360
UKRAINE—1.26%
Ukraine (Government of)
7.65%, 06/11/13	15,246,000	12,616,065

		12,616,065

URUGUAY—2.32%
Uruguay (Republic of)
7.63%, 03/21/36	20,790,000	23,180,850

		23,180,850
VENEZUELA—4.11%
Venezuela (Republic of)
5.75%, 02/26/16	44,550,000	28,066,500
9.25%, 09/15/27	17,820,000	13,008,600

		41,075,100

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $813,443,136)		848,375,314

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—10.79%

INDONESIA—0.98%
Majapahit Holding BV
7.75%, 01/20/20(d)	9,900,000	9,801,000

		9,801,000
KAZAKHSTAN—2.23%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13(d)	10,890,000	11,488,950
9.13%, 07/02/18(d)	9,900,000	10,840,500

		22,329,450
MALAYSIA—3.98%
Petronas Capital Ltd.
5.25%, 08/12/19(d)	22,473,000	23,082,904
7.00%, 05/22/12(d)	15,147,000	16,764,313

		39,847,217
MEXICO—1.69%
Pemex Project Funding Master Trust
6.63%, 06/15/35	9,900,000	9,865,350
Petroleos Mexicanos
8.00%, 05/03/19	5,940,000	6,994,350

		16,859,700
PHILIPPINE ISLANDS—1.06%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(d)	9,900,000	10,617,750

		10,617,750
VENEZUELA—0.85%
Petroleos de Venezuela SA
5.38%, 04/12/27	20,691,000	8,535,038

		8,535,038

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $104,867,235)		107,990,155

Security	Principal	Value

U.S. GOVERNMENT NOTES—1.76%
U.S. Treasury Notes
3.25%, 06/30/16	16,830,000	17,574,896

		17,574,896

TOTAL U.S. GOVERNMENT NOTES
(Cost: $17,094,782)		17,574,896

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(f)(g)	6,647,971	6,647,971

		6,647,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,647,971)		6,647,971

TOTAL INVESTMENTS IN SECURITIES—98.03%
(Cost: $942,053,124)		980,588,336
Other Assets, Less Liabilities—1.97%		19,658,011

NET ASSETS—100.00%		$1,000,246,347

(a)	Investments are denominated in U.S. dollars.
(b)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(c)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.55%

CALIFORNIA—97.55%
Alameda County Joint Powers Authority Lease Revenue (FSA Insured)
5.00%, 12/01/34	$1,800,000	$1,818,918
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,500,000	3,490,305
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	3,990,000	4,097,291
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	2,094,034
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/24	775,000	816,408
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1
5.00%, 04/01/39	650,000	649,954
5.50%, 04/01/43	2,100,000	2,176,356
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/31	1,500,000	1,528,440
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	336,933
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,078,540
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,599,555
5.50%, 05/01/15	1,000,000	1,081,960
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,801,700
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	625,000	662,406
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,603,400
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	775,000	866,210
5.38%, 05/01/22	1,100,000	1,232,748
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	538,725
California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/22	500,000	534,835
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,500,000	1,681,050

California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	2,125,000	2,175,936
5.00%, 01/01/11	2,100,000	2,188,389
5.00%, 07/01/16	500,000	547,145
5.00%, 07/01/17	550,000	568,205
5.25%, 01/01/10	470,000	471,777
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	215,000	234,015
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,415,546
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 01/01/10	280,000	281,204
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/12	185,000	205,250
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	1,000,000	1,027,680
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	300,000	317,121
California State Public Works Board Lease Revenue
5.00%, 01/01/21	750,000	740,550
5.13%, 06/01/29	500,000	450,100
5.25%, 06/01/30	250,000	228,600
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	500,000	506,520
5.00%, 12/01/19	2,900,000	2,903,306
5.00%, 12/01/27	1,430,000	1,324,294
5.63%, 03/01/16	1,000,000	1,001,180
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,457,387
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,344,686
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	795,220
5.00%, 11/01/30	535,000	528,821
California State University Revenue, Series A (FSA Insured)
5.00%, 11/01/33	1,385,000	1,365,929
California State, General Obligations Unlimited
5.00%, 03/01/16	1,450,000	1,572,815
5.00%, 03/01/17	900,000	950,319
5.00%, 04/01/17	550,000	590,898
5.00%, 08/01/18	550,000	576,411
5.00%, 08/01/19	1,000,000	1,034,130
5.00%, 11/01/21	900,000	915,984
5.00%, 06/01/22	1,500,000	1,521,075
5.00%, 08/01/22	500,000	506,425
5.00%, 10/01/29	750,000	715,455
5.00%, 06/01/32	1,000,000	923,770
5.00%, 09/01/35	1,750,000	1,570,275
5.00%, 06/01/37	1,550,000	1,367,069
5.00%, 11/01/37	1,000,000	881,210
5.00%, 12/01/37	585,000	515,449
5.00%, 04/01/38	500,000	438,990
5.25%, 10/01/29	1,000,000	980,610
5.25%, 03/01/38	310,000	284,812

5.75%, 04/01/29	1,000,000	1,026,790
6.00%, 04/01/38	1,250,000	1,272,212
6.00%, 11/01/39	500,000	507,170
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	556,033
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,769,075
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,405,008
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	511,055
5.00%, 08/01/31	2,050,000	2,069,536
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	3,050,000	2,987,109
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	2,981,374
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	528,565
5.00%, 07/01/33	500,000	502,055
5.00%, 07/01/35	580,000	578,312
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,416,525
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	532,900
Los Altos, California School District, General Obligations Unlimited, Series B Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,578,728
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	518,660
5.00%, 08/01/32	3,300,000	3,312,276
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,053,900
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	500,000	480,050
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	501,582
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,259,100
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,750,000	2,761,935
5.00%, 07/01/39	650,000	658,157
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/41	1,000,000	1,001,080
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,185,912
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	948,573

Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	500,000	513,730
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,660,832
4.50%, 01/01/28	3,775,000	3,560,467
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,144,040
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	507,175
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
4.75%, 06/01/35	1,000,000	964,190
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,558,065
5.00%, 09/01/25	500,000	513,880
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	581,165
Metropolitan Water District of Southern California Waterworks Revenue, Series B
5.00%, 07/01/21	900,000	1,007,136
Orange County Water District Certificates of Participation
5.00%, 08/15/39	885,000	877,354
Peralta, California Community College District, Election of 2006, General Obligations Unlimited, Series C
5.00%, 08/01/39	1,275,000	1,245,994
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation Bond (FSA Insured)
0.00%, 12/01/42	500,000	420,450
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,088,330
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,075,920
Sacramento County Sanitation District Financing Authority, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	703,950
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	966,240
Sacramento Municipal Utility District Electric Revenue, Series U (FSA Insured)
5.00%, 08/15/22	1,000,000	1,095,120
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,113,770
San Bernardino, California Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/31	550,000	555,242
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	1,100,000	1,085,018
5.00%, 05/01/38	650,000	627,978
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	505,410
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	1,200,000	1,350,684

5.00%, 05/15/22	600,000	643,530
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,047,270
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	407,068
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	5,700,000	5,456,325
5.25%, 07/01/28	450,000	508,653
San Diego, California Community College District, General Obligations Unlimited (FSA Insured)
5.00%, 08/01/30	550,000	564,762
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,019,460
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,003,690
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,072,640
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	501,815
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	944,010
4.75%, 11/01/36	1,100,000	1,040,842
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	500,000	522,050
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	500,000	481,555
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/20	550,000	557,376
5.00%, 08/01/21	750,000	752,933
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	509,135
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,198,463
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	475,601
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,150,000	1,159,764
Southern California Public Power Authority Project Revenue, Series A (FSA Insured)
5.50%, 04/01/14	300,000	344,685
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,765,920
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	1,875,000	1,990,519
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	567,021
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	4,800,000	4,603,200

University of California Revenue, Series O (FGIC Insured) Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,652,776
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	512,445
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	2,500,000	2,601,950
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/28	775,000	803,078
5.00%, 08/01/32	500,000	502,060
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	551,216

		173,501,950

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $171,265,075)		173,501,950

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.11%

MONEY MARKET FUNDS—1.11%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares
0.12%(a)	1,979,390	1,979,390

		1,979,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,979,390)		1,979,390

TOTAL INVESTMENTS IN SECURITIES—98.66%
(Cost: $173,244,465)		175,481,340
Other Assets, Less Liabilities—1.34%		2,385,069

NET ASSETS—100.00%		$177,866,409

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.10%

ALABAMA—0.43%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,734,908
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	1,000,000	1,124,510
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	2,525,000	2,833,631

		6,693,049
ARIZONA—1.62%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,075,220
5.75%, 09/01/19	3,000,000	3,438,420
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	3,500,000	3,975,790
Phoenix Civic Improvement Corp. Excise Tax Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/41	1,700,000	1,666,323
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	14,790,000	15,185,189

		25,340,942
CALIFORNIA—20.57%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,540,166
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	500,000	515,520
5.00%, 08/01/17	5,000,000	5,134,450
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,250,820
5.00%, 04/01/31	3,200,000	3,260,672
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	5,166,306

California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	735,960
California State Department of Water Resources Supply Revenue, Series A
5.50%, 05/01/10	760,000	775,443
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,179,920
5.50%, 05/01/15	3,000,000	3,245,880
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	9,008,959
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/28	470,000	496,654
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,343,200
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,490,000	1,669,843
California State Department of Water Resources Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,417,600
California State Economic Recovery, General Obligations Unlimited, Series A
4.25%, 07/01/17	1,890,000	1,943,657
5.00%, 01/01/10	2,450,000	2,458,722
5.00%, 07/01/10	4,530,000	4,638,584
5.00%, 01/01/11	5,525,000	5,757,547
5.00%, 07/01/22	5,000,000	5,098,100
5.25%, 01/01/10	2,994,999	3,006,320
5.25%, 07/01/12	1,185,000	1,297,291
5.25%, 07/01/14	480,000	539,285
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	30,000	31,771
5.25%, 07/01/13	2,060,000	2,287,506
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 01/01/10	1,800,001	1,807,741
5.25%, 07/01/14	140,000	164,815
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/11	970,000	1,039,035
5.25%, 07/01/13	1,940,000	2,231,931
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	4,690,000	4,957,658
California State Public Works Board Lease Revenue
5.13%, 06/01/29	1,000,000	900,200
5.25%, 06/01/30	2,400,000	2,194,560
6.25%, 04/01/34	3,000,000	3,069,930

California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	5,500,000	5,506,270
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,562,181
California State Public Works Board Lease Revenue, Series G-1
5.75%, 10/01/30	2,775,000	2,705,736
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,431,050
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	1,365,000	1,349,234
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,508,050
5.00%, 02/01/10	500,000	503,420
5.00%, 02/01/11	2,000,000	2,091,460
5.00%, 04/01/11	600,000	630,942
5.00%, 03/01/14	300,000	331,191
5.00%, 03/01/16	1,800,000	1,952,460
5.00%, 04/01/16	600,000	650,898
5.00%, 03/01/17	7,100,000	7,496,961
5.00%, 03/01/17	1,100,000	1,181,917
5.00%, 05/01/17	550,000	580,959
5.00%, 06/01/17	7,250,000	7,659,190
5.00%, 04/01/18	1,800,000	1,903,932
5.00%, 03/01/19	6,125,000	6,296,439
5.00%, 04/01/25	1,050,000	1,046,367
5.00%, 10/01/29	8,950,000	8,537,763
5.00%, 10/01/29	4,100,000	3,911,154
5.00%, 06/01/32	2,000,000	1,847,540
5.00%, 06/01/37	5,250,000	4,630,395
5.00%, 11/01/37	9,100,000	8,019,011
5.00%, 12/01/37	3,815,000	3,361,435
5.00%, 04/01/38	1,835,000	1,611,093
5.13%, 04/01/33	1,000,000	932,320
5.25%, 10/01/29	1,200,000	1,176,732
5.25%, 03/01/38	5,250,000	4,823,437
5.75%, 04/01/27	1,000,000	1,041,690
5.75%, 04/01/28	700,000	724,472
5.75%, 04/01/31	1,400,000	1,424,150
6.00%, 04/01/38	16,950,000	17,251,201
6.00%, 11/01/39	6,500,000	6,593,210
California State, General Obligations Unlimited (NPFGC Insured)
5.00%, 06/01/18	1,000,000	1,051,420
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	1,500,000	1,581,165
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,049,306
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	1,620,000	1,586,596
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,074,640
5.00%, 08/01/32	700,000	702,604

Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,107,800
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/14	500,000	572,015
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	1,500,000	1,440,150
Los Angeles Department of Airports Revenue, Series A
5.25%, 05/15/39	1,000,000	993,450
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,847,746
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,440,037
Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,428,924
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/41	1,000,000	1,001,080
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,806,678
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	875,000	976,001
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	2,700,000	2,774,142
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,833,184
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	800,000	783,512
5.20%, 07/01/29	1,000,000	1,045,260
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	7,800,000	7,415,928
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,139,440
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	507,175
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,051,800
Los Angeles, California Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,104,920

Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	999,930
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,905,825
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,453,928
Modesto Irrigation District Certificates of Participation, Series A
6.00%, 10/01/39	500,000	547,560
Sacramento County, California Airport System Revenue, Series B
5.75%, 07/01/39	1,250,000	1,300,137
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/41	1,430,000	1,516,772
Sacramento Municipal Utility District Revenue, Series U (FSA Insured)
5.00%, 08/15/27	3,520,000	3,733,946
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	3,800,000	3,748,244
5.00%, 05/01/38	2,960,000	2,859,715
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	1,000,000	1,010,820
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/22	2,000,000	2,145,100
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	700,000	733,089
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,526,505
San Diego Unified School District, General Obligations Unlimited, Series D-2 (FSA Insured)
4.75%, 07/01/27	8,000,000	8,086,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,072,640
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,467,102
San Francisco City & County Airports Commission Revenue, Series E
6.00%, 05/01/39	4,000,000	4,165,280
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	501,815
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.75%, 11/01/36	2,000,000	1,892,440
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	1,000,000	1,044,100

San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	1,000,000	1,003,910
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	4,250,000	4,327,647
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,400,000	1,411,886
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	4,500,000	4,683,510

		320,893,180
COLORADO—1.93%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,004,360
Colorado Department of Transportation Revenue (AMBAC Insured)
6.00%, 06/15/10	925,000	953,259
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10
6.00%, 06/15/13	1,000,000	1,035,650
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/15	7,670,000	8,865,983
Colorado State Higher Education Certificate of Participation
5.25%, 11/01/23	1,000,000	1,085,150
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	991,174
Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,671,765
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	14,453,277

		30,060,618
CONNECTICUT—0.44%
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,643,850
Connecticut State, General Obligations Unlimited, Series A
5.00%, 02/15/25	2,660,000	2,977,870
Connecticut State, General Obligations Unlimited, Series C
5.50%, 12/15/13	1,000,000	1,159,700

		6,781,420
DISTRICT OF COLUMBIA—0.35%
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 02/01/31	2,000,000	1,797,220
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,074,490

District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,057,980
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series A
5.25%, 10/01/44	1,500,000	1,517,700

		5,447,390
FLORIDA—3.36%
Citizens Property Insurance Corp., Series A (NPFGC Insured)
5.00%, 03/01/17	9,580,000	9,696,110
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	6,000,000	6,440,340
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC)
5.00%, 07/01/12	5,900,000	6,333,001
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/25	1,455,000	1,546,534
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	1,500,000	1,541,805
Gainesville, Florida Utilities System Revenue, Series A (FSA Insured) Prerefunded 10/01/15
5.00%, 10/01/35	1,250,000	1,467,975
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	2,650,000	2,854,103
Miami-Dade County Educational Facilities Authority Revenue, Series A (AMBAC Insured) Prerefunded 04/01/10
5.75%, 04/01/29	5,000,000	5,141,900
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,699,500
Miami-Dade County, General Obligations Unlimited, Series B-1
5.63%, 07/01/38	1,000,000	1,044,570
Palm Beach County, Florida Public Improvement Revenue
5.00%, 05/01/38	3,000,000	3,012,150
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,685,536
5.00%, 10/01/36	6,920,000	6,971,346

		52,434,870
GEORGIA—2.55%
Atlanta, Georgia Water & Wastewater Revenue, Series A
6.00%, 11/01/26	2,750,000	2,938,457
6.00%, 11/01/27	1,000,000	1,062,130
6.00%, 11/01/28	2,320,000	2,454,931
6.25%, 11/01/39	2,750,000	2,895,612
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,023,490
Georgia State, General Obligations Unlimited, Series B
5.00%, 01/01/20	2,000,000	2,338,540
5.00%, 01/01/24	1,000,000	1,131,650

Georgia State, General Obligations Unlimited, Series C
5.00%, 07/01/20	2,000,000	2,282,660
5.50%, 07/01/14	625,000	739,350
5.50%, 07/01/16	5,000,000	5,765,500
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	3,850,000	4,057,130
5.00%, 02/01/13	2,625,000	2,959,897
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (FSA Insured)
5.00%, 07/01/27	3,025,000	3,234,421
5.00%, 07/01/37	4,400,000	4,534,200
Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,339,260

		39,757,228
HAWAII—1.25%
Hawaii State Department of Budget & Finance Special Purpose Revenue
6.50%, 07/01/39	2,000,000	2,127,420
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	1,000,000	1,027,320
5.00%, 07/01/11	4,000,000	4,275,400
5.00%, 07/01/13	5,920,000	6,700,552
5.00%, 07/01/15	2,200,000	2,547,160
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,843,820

		19,521,672
ILLINOIS—5.32%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 12/01/27	5,600,000	5,792,808
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited
5.00%, 12/01/26	1,000,000	1,067,380
5.00%, 12/01/27	875,000	930,326
Chicago Skyway Toll Bridge (AMBAC Insured) Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,858,435
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/19	325,000	347,422
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured)
5.00%, 01/01/24	2,500,000	2,613,175
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,650,000	1,899,991
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	3,989,775
5.50%, 01/01/38	8,255,000	8,805,196
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/29	900,000	921,528

Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,080,000	1,123,837
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 11/15/26	1,575,000	1,646,505
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/23	1,225,000	1,298,953
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured)
5.00%, 01/01/24	2,700,000	2,867,724
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/26	4,000,000	4,718,040
Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured)
5.00%, 01/01/31	6,295,000	7,425,015
Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/27	1,800,000	2,123,118
5.00%, 01/01/28	1,700,000	2,005,167
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,062,240
Illinois State, General Obligations Unlimited, Series 1 (FSA Insured)
5.38%, 10/01/10	1,000,000	1,041,480
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,692,725
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,573,740
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,159,934

		82,964,514
INDIANA—0.73%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 12/01/23	1,000,000	1,018,770
4.50%, 12/01/24	4,450,000	4,509,229
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14
5.25%, 06/01/29	500,000	583,720
Indianapolis Local Public Improvement Bond Bank Revenue, Series A
5.75%, 01/01/38	5,000,000	5,218,950

		11,330,669
KENTUCKY—0.38%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,889,494

		5,889,494

MARYLAND—2.51%
Maryland State Department of Transportation Revenue
5.00%, 05/01/14	2,000,000	2,313,720
5.00%, 02/15/23	2,500,000	2,785,425
Maryland State Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	500,000	564,615
5.00%, 03/01/17	1,000,000	1,170,570
Maryland State Transportation Authority Revenue (FSA Insured)
5.00%, 07/01/38	2,000,000	2,077,720
Maryland State, General Obligations Unlimited
5.00%, 02/01/10	1,500,000	1,512,030
5.00%, 02/01/11	7,560,000	7,968,618
5.25%, 03/01/11	500,000	530,295
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	456,388
5.00%, 07/15/14	3,125,000	3,637,594
5.00%, 08/01/15	2,500,000	2,942,275
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	1,000,000	1,074,660
5.25%, 02/15/13	2,500,000	2,842,275
5.25%, 03/01/16	400,000	477,520
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,812,000

		39,165,705
MASSACHUSETTS—5.92%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.00%, 07/01/28	940,000	1,063,732
5.00%, 07/01/31	700,000	763,259
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A Prerefunded 07/01/12
5.00%, 07/01/32	750,000	830,257
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B
5.25%, 07/01/19	2,000,000	2,370,600
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	2,150,000	2,562,413
5.50%, 07/01/17	500,000	600,605
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	17,061,048
5.00%, 08/15/37	2,850,000	2,949,265
Massachusetts School Building Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 08/15/17	1,000,000	1,139,560
5.00%, 08/15/21	2,000,000	2,173,700
5.00%, 08/15/30	5,000,000	5,216,300
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A
5.75%, 06/15/10	500,000	514,595
Massachusetts State Special Obligation Revenue, Series A (FSA Insured)
5.00%, 12/15/14	1,875,000	2,127,675

Massachusetts State Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/19	1,000,000	1,196,130
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,082,140
Massachusetts State, General Obligations Limited, Series B
5.25%, 08/01/20	3,000,000	3,551,760
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	6,250,000	6,544,375
5.50%, 11/01/11	300,000	327,123
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/14	720,000	849,298
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,855,241
5.50%, 10/01/20	2,200,000	2,657,248
6.00%, 11/01/13	3,000,000	3,521,490
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/14	1,250,000	1,441,987
5.00%, 03/01/22	550,000	640,343
5.00%, 09/01/28	4,410,000	4,759,757
5.00%, 03/01/39	550,000	568,062
6.00%, 11/01/11	250,000	274,727
Massachusetts State, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 03/01/15
5.00%, 03/01/23	4,000,000	4,657,040
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured)
5.50%, 02/01/10	4,000,000	4,035,120
5.50%, 02/01/11	5,390,000	5,703,536
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,282,842
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10
6.00%, 06/01/16	500,000	514,385
Massachusetts State, General Obligations Unlimited, Series C (FSA Insured)
5.50%, 12/01/17	500,000	601,990
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,314,159
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	2,115,000	2,432,440
Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	1,000,000	1,180,280

		92,364,482
MICHIGAN—0.48%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,537,575

Detroit, Michigan Sewer Disposal System Revenue, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,401,220
Detroit, Michigan Water Supply System Revenue, Series B (FSA Insured)
6.25%, 07/01/36	750,000	806,475
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	813,930

		7,559,200
MINNESOTA—0.48%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,073,720
5.00%, 11/01/11	2,800,000	3,034,920
5.00%, 08/01/17	1,000,000	1,186,270
5.00%, 08/01/25	2,000,000	2,208,380

		7,503,290
MISSISSIPPI—0.16%
Mississippi Development Bank Special Obligations Revenue (XLCA Insured)
5.00%, 03/01/41	1,250,000	1,031,987
Mississippi State, General Obligations Unlimited, Series A
5.25%, 11/01/15	1,250,000	1,469,825

		2,501,812
MISSOURI—0.73%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured)
5.00%, 01/01/34	2,000,000	1,800,820
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	718,850
5.25%, 05/01/18	3,000,000	3,509,850
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,403,850

		11,433,370
NEVADA—0.73%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	5,000,000	5,136,300
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,418,877
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	1,065,000	1,143,757
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	500,000	526,355
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,130,860

		11,356,149

NEW JERSEY—5.64%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (FSA Insured)
5.50%, 11/01/13	500,000	580,320
5.75%, 11/01/28	7,040,000	8,957,485
New Jersey Economic Development Authority Revenue
5.75%, 06/15/29	3,000,000	2,877,660
New Jersey Economic Development Authority Revenue, Series A (NPFGC Insured)
5.25%, 07/01/17	2,000,000	2,140,140
New Jersey Economic Development Authority Revenue, Series A Prerefunded 05/15/14
6.38%, 04/01/31	1,155,000	1,391,452
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	1,000,000	1,136,860
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	2,870,000	3,225,880
New Jersey Economic Development Authority Revenue, Series K (NPFGC Insured-FGIC)
5.25%, 12/15/15	1,200,000	1,381,428
New Jersey State Turnpike Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/20	2,700,000	2,923,749
5.00%, 01/01/20	5,000,000	5,281,650
5.00%, 01/01/21	1,000,000	1,074,120
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
5.75%, 01/01/10	1,000,000	1,004,080
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) Prerefunded 01/01/10
5.75%, 01/01/18	1,200,000	1,205,676
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) Prerefunded 01/01/13
6.00%, 01/01/13	1,000,000	1,152,560
New Jersey State Turnpike Authority Revenue, Series A Prerefunded 01/01/10
5.50%, 01/01/27	500,000	502,255
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	1,500,000	1,751,580
New Jersey State, General Obligations Unlimited
5.00%, 08/01/15	1,200,000	1,388,952
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/14	1,250,000	1,447,362
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/19	2,000,000	2,347,400
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,445,411
5.75%, 06/15/17	1,000,000	1,172,500
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,461,426

5.50%, 12/15/13	1,250,000	1,425,362
New Jersey Transportation Trust Fund Authority Revenue, Series A (FSA Insured)
4.25%, 12/15/22	8,500,000	8,503,485
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,364,454
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,286,213
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	4,300,000	4,770,893
5.50%, 12/15/20	2,000,000	2,277,900
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	1,000,000	1,025,250
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	444,716
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	4,945,000	5,208,470
5.50%, 12/15/11	3,715,000	4,032,447
5.50%, 12/15/17	1,000,000	1,161,850
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/18	2,150,000	2,481,509
5.50%, 06/15/22	1,000,000	1,154,190

		87,986,685
NEW MEXICO—0.22%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	2,400,000	2,800,896
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	500,000	550,520

		3,351,416
NEW YORK—16.04%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	2,520,000	2,293,477
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	1,600,000	1,320,496
Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	3,700,000	3,949,676
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,187,164
Long Island Power Authority Revenue, Series A (FSA Insured)
5.00%, 12/01/16	1,000,000	1,120,870
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,152,340

Long Island Power Authority Revenue, Series A (XLCA Insured)
5.00%, 12/01/26	1,000,000	1,041,070
Long Island Power Authority Revenue, Series B
5.75%, 04/01/25	1,050,000	1,155,809
5.75%, 04/01/33	2,190,000	2,360,294
Metropolitan Transportation Authority Revenue, Series A
5.13%, 01/01/24	2,700,000	2,772,495
5.50%, 01/01/15	1,660,000	1,917,018
5.50%, 11/15/39	600,000	631,662
5.75%, 01/01/16	625,000	726,356
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/14	1,875,000	2,146,481
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	1,000,000	1,026,820
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,106,377
Metropolitan Transportation Authority Revenue, Series F
5.00%, 11/15/35	1,500,000	1,500,735
New York City Industrial Development Agency Revenue (FGIC Insured)
5.00%, 03/01/46	1,000,000	891,580
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	2,000,000	2,076,540
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,932,935
5.00%, 06/15/38	6,250,000	6,332,125
5.00%, 06/15/39	2,325,000	2,351,273
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,104,310
5.00%, 06/15/22	5,000,000	5,482,600
5.00%, 06/15/27	500,000	530,260
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AMBAC Insured)
5.00%, 06/15/28	470,000	491,042
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
5.00%, 06/15/35	1,400,000	1,418,676
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,960,552
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	7,297,128
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	1,150,000	1,172,713

New York City Transit Authority Certificates of Participation, Series A (AMBAC Insured) Prerefunded 01/01/10
5.25%, 01/01/29	2,000,000	2,028,620
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
5.50%, 07/15/28	3,255,000	3,560,840
New York City Transitional Finance Authority Building Aid Revenue, Series S-5
5.00%, 01/15/31	1,400,000	1,450,778
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	5,206,327
5.00%, 11/01/14	4,500,000	5,195,385
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/13	1,015,000	1,149,680
5.00%, 11/01/15	530,000	607,687
5.00%, 11/01/21	2,800,000	3,149,860
5.00%, 11/01/25	1,050,000	1,129,506
New York City Transitional Finance Authority Revenue, Series B Prerefunded 05/15/10
6.00%, 11/15/29	1,000,000	1,036,210
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/10	1,000,000	1,031,400
New York City Transitional Finance Authority Revenue, Subseries A-2
5.00%, 11/01/17	1,000,000	1,113,350
New York City Transitional Finance Authority Revenue, Subseries C-1
5.00%, 11/01/27	2,800,000	2,992,276
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	1,000,000	1,115,500
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/28	1,010,000	1,048,188
New York City, General Obligations Unlimited, Series A-1
5.25%, 08/15/23	5,000,000	5,447,800
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	1,000,000	1,068,030
5.50%, 08/01/10	980,000	1,013,330
New York City, General Obligations Unlimited, Series G ETM
5.50%, 08/01/10	20,000	20,695
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,155,750
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,134,760
New York City, General Obligations Unlimited, Subseries B-1
5.25%, 09/01/23	2,180,000	2,376,069
New York City, General Obligations Unlimited, Subseries I-1
5.38%, 04/01/36	4,500,000	4,741,020
New York City, General Obligations Unlimited, Subseries L-1
5.00%, 04/01/27	1,200,000	1,259,112

New York Convention Center Development Corporation Revenue (AMBAC Insured)
5.00%, 11/15/44	2,500,000	2,354,700
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,301,680
New York State Dormitory Authority (Long Island Jewish Medical Center), Non State Supported Debt Revenue, Series A
5.50%, 05/01/37	1,500,000	1,497,810
5.75%, 05/01/37	750,000	763,050
New York State Dormitory Authority Revenue, Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,131,800
New York State Dormitory Authority Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,623,070
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,080,146
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	3,700,000	4,001,587
5.00%, 03/15/27	7,500,000	8,018,925
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	534,850
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,603,181
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,621,625
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,269,804
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	2,066,460
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,653,056
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	1,000,000	1,059,430
New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured)
5.00%, 04/01/11	1,000,000	1,060,260
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	4,800,000	5,628,240
New York State Thruway Authority Revenue
5.50%, 04/01/11	1,160,000	1,231,978
New York State Thruway Authority Revenue, Series A
5.00%, 03/15/10	1,000,000	1,012,850
New York State Thruway Authority Revenue, Series B
5.00%, 04/01/19	3,300,000	3,700,719

5.00%, 04/01/20	2,000,000	2,221,900
5.00%, 04/01/27	6,485,000	6,827,992
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	903,336
New York State Thruway Authority Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/16	1,200,000	1,353,936
New York State Thruway Authority Revenue, Series H (NPFGC Insured)
5.00%, 01/01/20	1,500,000	1,635,165
5.00%, 01/01/21	3,400,000	3,686,586
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,378,637
5.00%, 01/01/23	720,000	769,817
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (FSA Insured)
5.00%, 04/01/14	11,480,000	13,085,248
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,834,011
New York State Urban Development Corp. Revenue, Series B
5.00%, 03/15/32	1,000,000	1,029,470
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/28	250,000	267,425
5.00%, 03/15/36	2,000,000	2,043,100
New York State Urban Development Corp. Revenue, Series D
5.63%, 01/01/28	800,000	863,384
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	690,000	723,375
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,583,813
New York State, General Obligations Unlimited, Series A
5.00%, 02/15/39	1,045,000	1,071,282
Port Authority of New York & New Jersey Revenue
5.38%, 03/01/28	1,000,000	1,121,460
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.25%, 10/15/18	500,000	576,165
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	8,262,162
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,058,170
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	11,812,634
Triborough Bridge & Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,167,470

Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/26	1,000,000	1,073,090
5.00%, 11/15/31	3,000,000	3,132,030

		250,179,926
NORTH CAROLINA—3.01%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	4,000,000	4,199,120
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C
5.00%, 02/01/14	750,000	866,513
North Carolina State Grant Anticipation Revenue
5.00%, 03/01/11	950,000	1,002,640
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	17,067,166
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/10	750,000	761,933
5.00%, 04/01/12	1,000,000	1,100,930
5.00%, 04/01/13	12,000,000	13,596,240
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	8,391,681

		46,986,223
OHIO—2.09%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.25%, 12/01/25	4,820,000	5,453,637
Columbus, Ohio Sewer Revenue, Series A
5.00%, 06/01/27	1,500,000	1,618,905
5.00%, 06/01/31	9,070,000	9,546,266
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	2,985,000	3,130,847
Ohio State Air Quality Development Authority Revenue, Series A
5.70%, 08/01/20	2,000,000	2,092,620
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	1,000,000	1,147,590
5.75%, 06/15/19	5,000,000	5,913,050
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,171,767
Ohio State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,463,567

		32,538,249
OREGON—2.15%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/11	10,000,000	10,759,200
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,710,659

Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,824,331
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,277,130

		33,571,320
PENNSYLVANIA—1.77%
Chester County, Pennsylvania, General Obligations Unlimited
5.00%, 07/15/28	1,410,000	1,554,835
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,776,654
Pennsylvania State Turnpike Commission Revenue, Series B
5.25%, 06/01/39	2,900,000	2,878,482
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/15	1,800,000	2,118,114
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 08/01/10	2,000,000	2,062,800
5.00%, 10/01/26	1,085,000	1,168,773
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	4,098,815
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	534,675
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,746,325
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/13	625,000	712,206
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured)
5.00%, 09/01/14	1,250,000	1,449,263
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/18	1,000,000	1,154,440
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	1,200,000	1,297,152
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	1,200,000	1,394,400
State Public School Building Authority Revenue (FSA-State Aid Witholding Insured)
5.50%, 06/01/28	470,000	521,070
State Public School Building Authority Revenue (FSA-State Aid Witholding Insured) Prerefunded 06/01/13
5.25%, 06/01/26	1,000,000	1,143,070

		27,611,074
PUERTO RICO—4.99%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	7,020,000	7,052,222

Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	959,930
5.25%, 07/01/24	1,000,000	975,090
5.50%, 07/01/18	1,000,000	1,056,300
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (Assured Guaranty Ltd. Insured)
5.00%, 07/01/14	1,100,000	1,209,417
Puerto Rico Commonwealth, General Obligations Unlimited, Series B
5.25%, 07/01/17	1,000,000	1,044,910
5.75%, 07/01/38	2,750,000	2,682,075
Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/32	2,000,000	1,849,580
5.00%, 07/01/37	7,000,000	6,376,580
Puerto Rico Electric Power Authority Revenue, Series VV (NPFGC Insured-FGIC)
5.25%, 07/01/30	2,500,000	2,499,875
Puerto Rico Electric Power Authority Revenue, Series WW
5.25%, 07/01/33	1,500,000	1,429,770
5.50%, 07/01/38	4,820,000	4,724,468
Puerto Rico Government Development Bank Revenue, Series B
5.00%, 12/01/09	1,000,000	1,000,100
Puerto Rico Highway & Transportation Authority Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,035,000	3,127,659
Puerto Rico Highway & Transportation Authority Revenue, Series M
5.00%, 07/01/46	4,500,000	3,868,920
Puerto Rico Highway & Transportation Authority Revenue, Series N (Assured Guaranty Ltd. Insured)
5.25%, 07/01/36	2,000,000	2,061,060
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/16	1,000,000	1,066,090
5.50%, 07/01/25	7,275,000	7,252,011
5.50%, 07/01/26	1,050,000	1,045,422
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (FSA Insured)
5.25%, 08/01/17	1,000,000	1,106,490
Puerto Rico Public Buildings Authority Revenue, Series H (AMBAC Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/16	1,650,000	1,742,120
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured)
5.00%, 07/01/36	3,000,000	2,643,390
Puerto Rico Public Buildings Authority Revenue, Series P (Commonwealth of Puerto Rico GTD Insured)
6.25%, 07/01/26	1,000,000	1,057,530
6.75%, 07/01/36	2,500,000	2,691,650

Puerto Rico Sales Tax Financing Revenue, Series A
5.50%, 08/01/28	470,000	484,175
5.75%, 08/01/37	4,000,000	4,046,960
6.00%, 08/01/42	12,500,000	12,802,625

		77,856,419
SOUTH CAROLINA—1.83%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	8,000,000	9,156,160
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	4,051,484
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	8,829,893
South Carolina State Public Services Authority Revenue, Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,731,570
South Carolina State Public Services Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,417,754
South Carolina State Public Services Authority Revenue, Series D (FSA Insured)
5.00%, 01/01/10	500,000	502,015
5.00%, 01/01/21	2,700,000	2,882,385

		28,571,261
TENNESSEE—0.42%
Memphis Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	1,000,000	1,083,130
Memphis, Tennessee General Obligations Unlimited (NPFGC Insured)
5.00%, 10/01/15	1,250,000	1,446,238
Metropolitan Government Nashville & Davidson County, General Obligations Unlimited
5.00%, 01/01/20	1,000,000	1,136,480
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	2,815,000	2,915,045

		6,580,893
TEXAS—6.18%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,214,800
5.00%, 02/15/35	1,200,000	1,239,492
Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured)
5.00%, 12/01/36	1,840,000	1,893,618
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	735,035
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,715,865
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/17	750,000	880,148

Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	3,000,000	3,226,740
Harris County, Texas General Obligations Limited, Series B
5.00%, 10/01/25	4,000,000	4,312,120
Houston, Texas Airport System Revenue, Series A
5.50%, 07/01/39	1,000,000	1,033,450
Houston, Texas General Obligations Limited, Series A
5.00%, 03/01/27	1,000,000	1,071,050
5.25%, 03/01/28	1,235,000	1,326,353
Houston, Texas Utility System Revenue, Series A (Assured Guaranty Ltd. Insured)
6.00%, 11/15/36	1,000,000	1,134,400
Houston, Texas Utility System Revenue, Series A (NPFGC Insured)
5.13%, 05/15/28	1,000,000	1,030,670
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	869,820
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 02/01/27	1,000,000	1,173,260
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,726,367
North Texas Municipal Water District Water System Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,544,040
North Texas Tollway Authority Revenue, Series A (NPFGC Insured)
5.13%, 01/01/28	12,390,000	12,353,202
North Texas Tollway Authority Revenue, Series C
5.25%, 01/01/44	1,000,000	948,410
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	1,000,000	1,004,430
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,797,342
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	5,335,000	5,460,479
5.38%, 02/01/14	1,000,000	1,151,610
5.38%, 02/01/16	2,000,000	2,173,240
San Antonio, Texas Electric & Gas Revenue, Series A
5.00%, 02/01/24	3,150,000	3,316,352
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,407,601
5.00%, 04/01/28	1,000,000	1,058,870
5.00%, 04/01/30	2,850,000	2,988,453
Texas State Transportation Commission Revenue
5.00%, 04/01/24	2,000,000	2,172,980
5.00%, 04/01/25	500,000	536,330
5.00%, 04/01/26	1,000,000	1,078,140
5.00%, 04/01/27	4,650,000	4,991,775

Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,893,600
5.00%, 04/01/26	1,050,000	1,142,379
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,602,296
5.00%, 04/01/26	2,850,000	3,019,290
5.00%, 04/01/33	5,000,000	5,167,050

		96,391,057
UTAH—0.79%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	1,000,000	1,094,320
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,707,975
5.00%, 07/01/17	1,000,000	1,184,660
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,520,000	5,685,214
Utah Transit Authority Sales Tax Revenue, Series A
5.00%, 06/15/28	1,000,000	1,070,990
Utah Transit Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 06/15/32	1,500,000	1,563,480

		12,306,639
VIRGINIA—0.32%
Fairfax County, Virginia, General Obligations Unlimited, Series A
5.00%, 10/01/13	1,500,000	1,721,265
Hampton Roads Sanitation District Wastewater Revenue
5.00%, 04/01/38	1,000,000	1,034,380
Virginia Commonwealth Transportation Board Revenue
5.00%, 10/01/13	1,900,000	2,171,396

		4,927,041
WASHINGTON—1.79%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,215,961
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A (FSA Insured)
5.00%, 11/01/32	1,400,000	1,442,392
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,459,538
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/25	1,330,000	1,451,549
5.00%, 07/01/27	4,750,000	5,135,178
5.00%, 07/01/31	3,400,000	3,589,244
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,078,500
5.00%, 01/01/28	1,000,000	1,072,040

Washington State, General Obligations Unlimited, Series E
5.00%, 02/01/31	1,500,000	1,588,110
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	2,685,000	2,902,270

		27,934,782
WISCONSIN—0.92%
Wisconsin State General Fund Annual Appropriation Revenue, Series A
5.75%, 05/01/33	2,000,000	2,142,540
6.00%, 05/01/36	1,250,000	1,362,538
Wisconsin State General Revenue, Series A
5.38%, 05/01/25	2,050,000	2,245,242
5.63%, 05/01/28	1,470,000	1,612,340
Wisconsin State Transportation Revenue, Series A (FSA Insured)
5.00%, 07/01/20	2,000,000	2,280,540
Wisconsin State, General Obligations Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,311,730
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	1,250,000	1,454,925

		14,409,855

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,485,144,567)		1,530,201,894

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.53%

MONEY MARKET FUNDS—0.53%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.14%(a)	8,240,429	8,240,429

		8,240,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,240,429)		8,240,429

TOTAL INVESTMENTS IN SECURITIES—98.63%
(Cost: $1,493,384,996)		1,538,442,323
Other Assets, Less Liabilities—1.37%		21,350,003

NET ASSETS—100.00%		$1,559,792,326

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GTD - Guaranteed Bond

IBC - Insured Bond Certificates

NPFGC - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

Q-SBLF - Qualified Student Bond Loan Fund

XLCA - XL Capital Assurance Inc.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.87%

NEW YORK—97.87%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/47	$450,000	$409,549
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	675,000	557,084
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	125,000	137,119
Long Island Power Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	325,596
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	400,000	431,696
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,626,885
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	225,000	226,987
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	725,000	731,561
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	421,896
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,070,050
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	1,300,000	1,415,349
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/31	600,000	608,076
5.13%, 01/01/24	250,000	256,712
5.50%, 11/15/39	700,000	736,939
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	501,135
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	706,192
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	775,000	795,785
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,623,824
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/15/28	232,500	236,246
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured)
5.38%, 11/01/28	235,000	259,588

New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	294,998
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/38	100,000	101,314
5.00%, 06/15/39	2,500,000	2,528,250
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/37	100,000	101,377
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B Prerefunded 06/15/10
6.50%, 06/15/31	275,000	287,012
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	634,896
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	253,495
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	966,878
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	700,000	713,825
5.25%, 06/15/32	750,000	795,622
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.75%, 01/15/38	250,000	241,702
New York City Transitional Finance Authority Revenue, Series A
5.25%, 11/01/10	1,000,000	1,045,130
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	573,290
5.00%, 11/01/21	250,000	274,345
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	498,289
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,097,780
5.00%, 08/01/21	725,000	790,011
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	375,000	418,312
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	419,608
New York City, General Obligations Unlimited, Series A (FSA Insured)
5.00%, 08/01/20	250,000	270,437
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,125,710
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	420,259
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	375,000	400,511
New York City, General Obligations Unlimited, Series H-1
5.00%, 03/01/23	490,000	526,378
New York City, General Obligations Unlimited, Series J
5.00%, 05/15/23	250,000	262,402
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,904,286

New York City, General Obligations Unlimited, Series J-1
5.00%, 05/15/33	400,000	410,052
5.00%, 05/15/36	905,000	922,747
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	207,760
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/14	500,000	567,550
New York City, General Obligations Unlimited, Subseries C-1 (FSA Insured)
5.00%, 10/01/24	250,000	267,705
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	375,375
5.00%, 11/15/35	500,000	485,830
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,075,420
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	277,257
New York State Dormitory Authority (Long Island Jewish Medical Center), Non State Supported Debt Revenue, Series A
5.50%, 05/01/37	250,000	249,635
5.75%, 05/01/37	250,000	254,350
New York State Dormitory Authority (Yeshiva University), Non State Supported Debt Revenue
5.00%, 09/01/38	380,000	384,066
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	302,361
New York State Dormitory Authority Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	231,544
New York State Dormitory Authority Revenue (NPFGC Insured) Prerefunded 08/15/11
5.25%, 08/15/31	225,000	243,119
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	504,877
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,635,000	1,777,948
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,234,452
5.50%, 10/01/17	225,000	239,670
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	531,695
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	213,940
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	258,307
New York State Dormitory Authority, State Supported Debt Revenue
5.00%, 07/01/15	500,000	565,090
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	1,000,000	1,019,120
5.13%, 06/15/38	250,000	257,895
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	626,567

New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	774,870
New York State Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/10	500,000	507,905
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	351,765
New York State Power Authority Revenue, Series A (NPFGC Insured)
4.50%, 11/15/47	450,000	426,965
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	140,220
5.25%, 11/15/16	250,000	282,263
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/17	300,000	334,632
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (FSA Insured)
5.00%, 04/01/15	500,000	574,455
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	463,020
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	300,000	323,649
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/27	750,000	794,498
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	809,115
5.00%, 03/15/32	250,000	257,368
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	279,050
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	500,000	524,185
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,580,115
Port Authority of New York & New Jersey Revenue
4.50%, 09/15/39	100,000	94,508
5.00%, 10/01/27	700,000	744,051

5.00%, 12/01/29	925,000	969,770
5.00%, 07/15/35	125,000	128,163
5.00%, 09/01/38	900,000	912,951
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	250,000	260,963
5.00%, 10/15/32	700,000	721,931
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/17	825,000	941,243
5.00%, 10/15/20	142,500	158,013
5.25%, 10/15/18	500,000	576,165
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	775,000	790,516
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	509,795
5.00%, 11/15/32	250,000	258,280
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.13%, 01/01/31	415,000	453,234
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/22
5.25%, 01/01/28	65,000	78,340
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	543,765
5.00%, 11/15/31	650,000	678,607

		60,753,088

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $58,838,790)		60,753,088

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
0.11%(a)	575,581	575,581

		575,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $575,581)		575,581

TOTAL INVESTMENTS IN SECURITIES—98.80%
(Cost: $59,414,371)		61,328,669
Other Assets, Less Liabilities—1.20%		744,028

NET ASSETS—100.00%		$62,072,697

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FHA - Federal Housing Administration

FSA - Financial Security Assurance Inc.

NPFGC - National Public Finance Guarantee Corp.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.27%

ALABAMA—0.36%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$250,000	$268,655
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	500,000	562,255

		830,910
ARIZONA—3.44%
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured)
5.00%, 09/01/13	1,435,000	1,586,895
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	675,000	766,759
Arizona School Facility Board Revenue, Prerefunded 07/01/11
5.50%, 07/01/17	500,000	539,195
Mesa Industrial Development Authority, Discovery Health Systems Revenue, Series A (NPFGC Insured) Prerefunded 01/01/10
5.63%, 01/01/29	4,000,000	4,058,280
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/10	1,000,000	1,004,010

		7,955,139
CALIFORNIA—22.11%
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	1,980,000	2,218,946
5.50%, 05/01/16	2,400,000	2,696,808
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	225,000	238,466
California State Department of Water Resources Supply Revenue, Series A (NPFGC Insured)
5.25%, 05/01/12	1,580,000	1,728,315
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	500,000	560,340

California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	550,000	614,729
5.38%, 05/01/22	1,160,000	1,299,989
5.75%, 05/01/17	1,600,000	1,807,440
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	235,000	240,633
5.00%, 07/01/11	1,210,000	1,281,426
5.25%, 07/01/12	825,000	903,177
5.25%, 07/01/13	715,000	793,965
5.25%, 07/01/14	195,000	219,084
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/10	90,000	92,157
5.00%, 07/01/11	25,000	26,476
5.00%, 07/01/12	550,000	598,642
5.25%, 07/01/13	130,000	144,357
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	1,000,000	1,123,510
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	55,000	64,749
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/10	410,000	421,349
5.00%, 07/01/11	725,000	776,598
5.00%, 07/01/12	485,000	538,088
5.25%, 07/01/13	125,000	143,810
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 03/01/10
5.00%, 07/01/23	500,000	505,980
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/11
5.00%, 07/01/23	475,000	508,331
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
3.50%, 07/01/23	600,000	617,688
5.00%, 07/01/23	500,000	546,795
California State, General Obligations Unlimited
5.00%, 04/01/10	500,000	506,790
5.00%, 04/01/11	2,565,000	2,697,277
5.00%, 03/01/12	1,000,000	1,076,160
5.00%, 02/01/13	250,000	272,585
5.00%, 03/01/13	750,000	819,030
5.00%, 03/01/14	4,790,000	5,288,016
5.00%, 05/01/14	500,000	552,735
5.25%, 02/01/14	100,000	109,998
5.75%, 10/01/10	1,000,000	1,039,560
California State, General Obligations Unlimited (FSA Insured)
5.25%, 02/01/10	455,000	458,062

California State, General Obligations Unlimited (NPFGC Insured)
5.50%, 03/01/13	200,000	208,404
6.00%, 10/01/10	125,000	130,184
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	500,000	551,985
California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10
5.25%, 10/01/23	325,000	338,253
California State, General Obligations Unlimited, Prerefunded 04/01/14
5.50%, 04/01/28	500,000	590,685
California State, General Obligations Unlimited, Prerefunded 06/01/11
5.13%, 06/01/31	375,000	401,227
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	1,000,000	1,054,110
East Bay California Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11
5.00%, 06/01/26	350,000	373,495
Los Angeles County Metropolitan Transportation Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/11	1,150,000	1,187,214
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/22	500,000	570,845
5.00%, 07/01/23	2,500,000	2,854,225
5.00%, 07/01/24	285,000	325,382
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	625,000	697,144
Los Angeles Unified School District, General Obligations Unlimited, Series E (NPFGC Insured) Prerefunded 07/01/12
5.13%, 07/01/22	530,000	589,710
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13
5.00%, 07/01/25	725,000	827,725
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/11	1,220,000	1,290,248
Southern California Public Power Authority Revenue
6.75%, 07/01/10	2,955,000	3,061,321
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	605,000	690,722
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	295,000	313,175
5.00%, 05/15/13	125,000	140,427
Vernon, California Electric System Revenue, Series A
3.75%, 08/01/13	355,000	372,480
5.25%, 08/01/14	900,000	992,862

		51,093,884

COLORADO—2.73%
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10
6.00%, 06/15/15	500,000	517,825
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.00%, 06/15/11	1,550,000	1,653,850
E-470 Colorado Public Highway Authority Revenue, Series A (NPFGC Insured) Prerefunded 09/01/10
5.75%, 09/01/29	500,000	530,210
5.75%, 09/01/35	1,300,000	1,378,546
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured)
6.50%, 12/15/10	2,100,000	2,231,439

		6,311,870
CONNECTICUT—1.00%
Connecticut State, General Obligations Unlimited, Series C
5.25%, 12/15/09	1,630,000	1,633,390
5.50%, 12/15/12	175,000	197,914
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	488,569

		2,319,873
FLORIDA—2.88%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/10	500,000	512,985
5.00%, 07/01/13	1,485,000	1,610,542
Florida State Board of Education Revenue, General Obligations Unlimited, Series A
5.75%, 06/01/10	500,000	513,495
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	400,000	411,148
Florida State Department of Environmental Protection & Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/10	500,000	511,870
Florida State Turnpike Authority (FSA Insured)
5.25%, 07/01/11	215,000	229,482
Jacksonville Electric Authority Revenue
5.25%, 10/01/10	1,360,000	1,412,238
5.25%, 10/01/11	1,350,000	1,453,977

		6,655,737
GEORGIA—6.44%
Atlanta, Georgia Airport Revenue, Series A (FGIC Insured) Prerefunded 01/01/10
5.60%, 01/01/30	2,150,000	2,181,390
Augusta, Georgia Water & Sewer Revenue (FSA Insured) Prerefunded 10/01/10
5.25%, 10/01/30	800,000	841,512

Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 5/01/12
5.00%, 05/01/20	400,000	440,548
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C
5.50%, 07/01/12	500,000	560,575
Georgia State Road & Tollway Authority Revenue (NPFGC Insured)
5.00%, 06/01/12	1,000,000	1,101,660
Georgia State, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/19	1,020,000	1,123,397
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	500,000	591,480
Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 04/01/12	2,775,000	3,045,535
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured)
5.00%, 10/01/11	4,625,000	4,991,577

		14,877,674
HAWAII—1.11%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	500,000	513,660
5.00%, 07/01/12	200,000	220,750
5.00%, 07/01/13	1,135,000	1,284,650
Honolulu City & County Wastewater System Revenue, Series SR (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/31	500,000	536,240

		2,555,300
ILLINOIS—4.38%
Chicago, Illinois Board of Education, General Obligations Unlimited, Series C (FSA Insured) Prerefunded 12/01/11
5.00%, 12/01/31	550,000	597,646
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,200,000	1,381,812
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,000,000	1,040,590
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	557,820
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	550,000	595,408
Cook County, Illinois, General Obligations Unlimited, Series C
5.00%, 11/15/12	250,000	276,145

Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.50%, 01/01/14	1,000,000	1,152,370
Illinois State, General Obligations Unlimited, Series 1 (FSA Insured)
5.38%, 10/01/10	2,500,000	2,603,700
Illinois State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 08/01/13	500,000	569,330
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	550,000	611,825
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
5.25%, 06/15/11	695,000	742,114

		10,128,760
INDIANA—0.24%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12
5.25%, 07/01/33	500,000	556,290

		556,290
KANSAS—0.21%
Kansas State Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	430,000	478,771

		478,771
KENTUCKY—1.09%
Kentucky State Property & Buildings Commission Revenue (No. 82) (FSA Insured)
5.25%, 10/01/13	2,000,000	2,270,520
Kentucky State Turnpike Authority Revenue, Series A (AMBAC Insured)
5.50%, 07/01/10	250,000	257,530

		2,528,050
LOUISIANA—0.13%
Louisiana Public Facilities Authority Revenue (Tulane University), Series A (AMBAC Insured) Prerefunded 07/01/12
5.13%, 07/01/27	265,000	293,339

		293,339
MARYLAND—1.24%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/12	400,000	440,620
Maryland State Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	325,000	367,000
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	570,485
5.00%, 08/01/13	600,000	685,338
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	500,000	537,330
5.00%, 08/01/12	230,000	255,914

		2,856,687

MASSACHUSETTS—6.93%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.00%, 07/01/34	2,000,000	2,327,420
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.25%, 07/01/12	900,000	1,000,827
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A
5.75%, 06/15/10	740,000	761,601
Massachusetts State Special Obligations Revenue (FSA Insured)
5.00%, 12/15/11	530,000	572,310
5.00%, 12/15/13	350,000	393,498
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	552,795
Massachusetts State Water Resources Authority Revenue, Series A (FGIC Insured) Prerefunded 08/01/10
5.75%, 08/01/39	1,500,000	1,568,130
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,082,140
Massachusetts State Water Resources Authority Revenue, Series D ETM (NPFGC Insured)
5.50%, 08/01/10	500,000	517,270
Massachusetts State, General Obligations Limited
5.00%, 07/01/12	1,270,000	1,401,077
Massachusetts State, General Obligations Limited, Series A
5.50%, 01/01/10	700,000	703,122
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	1,100,000	1,151,810
5.50%, 11/01/11	1,650,000	1,799,176
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	1,500,000	1,736,595
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	200,000	221,220
6.00%, 11/01/11	200,000	219,782

		16,008,773
MICHIGAN—0.05%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	116,977

		116,977
MINNESOTA—0.71%
Minnesota State, General Obligations Unlimited
5.00%, 10/01/10	500,000	519,650
Minnesota State, General Obligations Unlimited, Series F
4.00%, 08/01/13	300,000	331,212
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A (AMBAC Insured)
5.25%, 01/01/14	700,000	790,293

		1,641,155

MISSOURI—0.33%
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	660,000	759,106

		759,106
NEBRASKA—0.43%
Nebraska Public Power District Revenue, Series B-2 (NPFGC Insured-FGIC)
5.00%, 01/01/10	1,000,000	1,003,840

		1,003,840
NEVADA—1.45%
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	500,000	536,975
Clark County, Nevada School District, General Obligations Limited, Series B
4.00%, 06/15/11	1,000,000	1,047,720
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12
5.00%, 06/15/22	500,000	552,755
5.38%, 06/15/14	400,000	445,972
Truckee Meadows Water Authority Water Revenue, Series A (FSA Insured) Prerefunded 07/01/11
5.13%, 07/01/30	710,000	761,461

		3,344,883
NEW JERSEY—7.89%
New Jersey Building Authority, Series B
5.00%, 06/15/13	425,000	473,348
New Jersey Economic Development Authority Revenue (Cigarette Tax) (FGIC Insured)
5.00%, 06/15/13	300,000	307,023
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	541,010
5.00%, 05/01/13	650,000	719,901
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/24	2,750,000	3,126,365
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.50%, 09/15/13	400,000	448,156
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) Prerefunded 9/15/10
6.00%, 09/15/15	500,000	522,640
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
5.75%, 01/01/10	1,350,000	1,355,508
6.00%, 01/01/14	1,225,000	1,453,377
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	650,000	759,018
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	221,914

New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/12	1,500,000	1,660,710
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	483,633
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/15/13	425,000	484,623
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/09	275,000	275,544
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
5.00%, 12/15/21	500,000	544,415
6.00%, 12/15/18	500,000	554,545
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/13	500,000	565,925
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	600,000	615,150
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	550,000	579,304
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM
5.00%, 06/15/12	1,780,000	1,967,808
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/21	500,000	577,095

		18,237,012
NEW MEXICO—0.67%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,541,456

		1,541,456
NEW YORK—11.38%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	471,307
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	910,000	998,224
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured)
5.00%, 05/01/12	500,000	543,630
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	500,000	544,365
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/13	600,000	680,586
Metropolitan Transportation Authority Revenue, Series A (FSA Insured)
5.00%, 11/15/11	250,000	268,710

Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 01/01/14	750,000	856,605
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	537,710
Nassau County Interim Finance Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/10	575,000	601,525
New York City Transitional Finance Authority Revenue, Series A
5.25%, 11/01/10	1,000,000	1,045,130
New York City Transitional Finance Authority Revenue, Series B Prerefunded 05/15/10
6.00%, 11/15/29	1,000,000	1,036,210
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/10	250,000	257,850
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	573,611
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	650,000	702,702
5.00%, 11/01/12	1,225,000	1,366,487
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/12	500,000	548,140
5.00%, 08/01/13	425,000	475,885
New York City, General Obligations Unlimited, Series B
5.50%, 08/01/10	500,000	517,005
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/14	715,000	811,282
5.25%, 08/01/11	250,000	268,040
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	1,920,000	2,050,618
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	500,000	534,015
New York State Dormitory Authority Revenue (FGIC Insured) Prerefunded 05/15/10
5.75%, 05/15/24	500,000	517,630
New York State Environmental Facilities Corp. Revenue
5.75%, 06/15/10	495,000	509,632
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	990,000	1,048,836
5.00%, 04/01/12	500,000	547,765
New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured)
5.00%, 04/01/12	2,000,000	2,194,500
New York State Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/10	200,000	203,162
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/16	250,000	282,262
5.25%, 11/15/18	400,000	451,620
New York State Thruway Authority Revenue
5.00%, 04/01/13	550,000	613,641

5.50%, 04/01/12	1,000,000	1,098,020
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (FSA Insured)
5.00%, 04/01/14	1,000,000	1,139,830
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	500,000	557,855
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/12	500,000	545,450
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	250,000	262,093
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.13%, 01/01/31	585,000	638,896

		26,300,829
NORTH CAROLINA—1.81%
Mecklenburg County General Obligations Unlimited, Series A
5.00%, 08/01/13	385,000	439,759
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A
5.50%, 01/01/13	630,000	698,254
North Carolina State, General Obligations Unlimited
5.00%, 03/01/10	1,600,000	1,619,152
5.00%, 03/01/13	250,000	282,678
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	500,000	550,465
5.00%, 04/01/14	500,000	579,350

		4,169,658
OHIO—1.35%
Cincinnati City School District, General Obligations Unlimited (FSA Insured) Prerefunded 12/01/13
5.00%, 12/01/31	800,000	917,552
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	550,000	576,873
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,092,035
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	535,160

		3,121,620
OKLAHOMA—0.50%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	370,000	397,284
Grand River Dam Authority Revenue, Series A (FSA Insured)
5.00%, 06/01/12	690,000	755,999

		1,153,283

OREGON—0.56%
Oregon State Department of Administrative Services Revenue (FSA Insured)
5.00%, 09/01/10	1,000,000	1,035,330
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	225,000	251,813

		1,287,143
PENNSYLVANIA—2.72%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	276,245
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/10	500,000	513,780
5.00%, 07/01/11	500,000	534,675
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	1,680,000	1,907,220
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	550,000	594,528
Philadelphia School District, General Obligations Unlimited, Series A (FSA-State Aid Withholding Insured) Prerefunded 02/01/12
5.50%, 02/01/31	750,000	825,413
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	700,000	813,400
Philadelphia, Pennsylvania Water & Wastewater Revenue, (AMBAC Insured)
5.25%, 12/15/11	650,000	699,537
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	128,120

		6,292,918
PUERTO RICO—6.11%
Puerto Rico Commonwealth Government Development Bank Revenue, Series B
5.00%, 12/01/13	780,000	817,994
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/12	65,000	69,171
5.50%, 07/01/13	250,000	269,118
5.50%, 07/01/14	1,950,000	2,110,076
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligations Bond, Series A Prerefunded 10/01/10
5.38%, 10/01/24	2,000,000	2,105,500
5.50%, 10/01/32	1,000,000	1,053,800

Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	500,000	531,075
5.50%, 07/01/14	2,000,000	2,143,180
Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12
5.00%, 07/01/27	400,000	443,348
Puerto Rico Electric Power Authority Revenue, Series 00 (CIFG Insured)
5.00%, 07/01/13	1,480,000	1,576,822
Puerto Rico Government Development Bank Revenue, Series B
5.00%, 12/01/09	3,000,000	3,000,300

		14,120,384
SOUTH CAROLINA—0.61%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	850,000	972,842
South Carolina State Public Service Authority Revenue, Series D (FSA Insured)
5.25%, 01/01/12	400,000	436,836

		1,409,678
TENNESSEE—0.20%
Memphis Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	425,000	460,330

		460,330
TEXAS—2.64%
Dallas-Fort Worth, Texas International Airport Revenue, Series A
4.00%, 11/01/12	780,000	835,630
Houston, Texas Airport System Revenue, Series B (FSA Insured) Prerefunded 07/01/10
5.70%, 07/01/28	1,000,000	1,031,780
Keller, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11
5.38%, 08/15/31	1,000,000	1,081,760
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	500,000	547,800
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	1,465,000	1,650,850
Texas State, General Obligations Unlimited
5.00%, 10/01/11	875,000	943,679

		6,091,499
UTAH—1.24%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	250,000	273,580
5.00%, 07/01/14	500,000	564,615
5.25%, 07/01/13	500,000	562,255
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	341,595

Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	483,765
Utah State, General Obligations Unlimited, Series B
5.00%, 07/01/10	500,000	513,870
5.38%, 07/01/11	105,000	113,059

		2,852,739
VIRGINIA—0.92%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,975,000	2,136,081

		2,136,081
WASHINGTON—1.42%
King County School District (No. 001), General Obligations Limited, Series A
5.00%, 06/01/12	200,000	220,542
5.00%, 06/01/13	1,250,000	1,416,513
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/11	1,000,000	1,069,020
5.00%, 07/01/13	500,000	566,680

		3,272,755
WISCONSIN—0.99%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	1,750,000	2,036,895
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 05/01/13	225,000	252,761

		2,289,656

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $224,386,140)		227,054,059

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.77%

MONEY MARKET FUNDS—1.77%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.14%(a)	4,080,060	4,080,060

		4,080,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,080,060)		4,080,060

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $228,466,200)		231,134,119
Other Assets, Less Liabilities—(0.04)%		(94,067)

NET ASSETS—100.00%		$231,040,052

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG - CDC IXIS Financial Guaranty

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GTD - Guaranteed Bond

NPFGC - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

XLCA - XL Capital Assurance Inc.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

November 30, 2009

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—96.21%

AUSTRALIA—1.44%
Australia (Commonwealth of)
5.75%, 04/15/12	2,016,000	$1,891,867

		1,891,867
AUSTRIA—2.59%
Austria (Republic of)
5.25%, 01/04/11	2,160,000	3,395,173

		3,395,173
BELGIUM—4.65%
Belgium (Kingdom of)
5.00%, 09/28/12	2,440,000	3,989,512
5.75%, 09/28/10	1,358,000	2,121,080

		6,110,592
CANADA—4.67%
Canada (Government of)
1.25%, 06/01/11	2,640,000	2,522,555
3.75%, 06/01/12	3,600,000	3,610,142

		6,132,697
DENMARK—3.52%
Denmark (Kingdom of)
4.00%, 11/15/10	5,500,000	1,137,902
6.00%, 11/15/11	15,960,000	3,490,377

		4,628,279
FINLAND—3.56%
Finland (Republic of)
5.75%, 02/23/11	2,940,000	4,670,940

		4,670,940
FRANCE—5.85%
France (Republic of)
3.00%, 01/12/11	2,100,000	3,226,342
4.50%, 07/12/12	2,760,000	4,449,483

		7,675,825
GERMANY—10.51%
Germany (Federal Republic of)
3.50%, 10/14/11	6,720,000	10,516,646
5.00%, 01/04/12	420,000	677,997
5.00%, 07/04/12	1,600,000	2,611,860

		13,806,503
GREECE—4.63%
Hellenic Republic

4.30%, 03/20/12	3,380,000	5,231,914
6.00%, 05/19/10	553,000	848,637

		6,080,551
IRELAND—0.95%
Ireland (Government of)
4.00%, 11/11/11	798,000	1,247,099

		1,247,099
ITALY—7.77%
Italy (Republic of)
3.75%, 09/15/11	4,400,000	6,858,708
4.50%, 08/01/10	2,177,000	3,347,110

		10,205,818
JAPAN—24.00%
Japan (Government of)
1.20%, 06/20/11	500,000,000	5,893,145
1.30%, 06/20/11	462,000,000	5,453,525
1.40%, 03/21/11	244,000,000	2,876,365
1.40%, 06/20/12	892,000,000	10,653,055
1.50%, 03/20/12	316,800,000	3,783,212
1.80%, 12/20/10	242,000,000	2,856,918

		31,516,220
NETHERLANDS—4.62%
Netherlands (Kingdom of)
5.00%, 07/15/11	2,580,000	4,110,457
5.00%, 07/15/12	1,200,000	1,956,948

		6,067,405
NORWAY—1.21%
Norway (Kingdom of)
6.00%, 05/16/11	8,580,000	1,589,605

		1,589,605
PORTUGAL—3.60%
Portugal (Republic of)
5.00%, 06/15/12	2,400,000	3,884,214
5.85%, 05/20/10	547,000	840,579

		4,724,793
SPAIN—4.64%
Spain (Kingdom of)
3.25%, 07/30/10	987,000	1,506,164
5.00%, 07/30/12	2,820,000	4,590,729

		6,096,893
SWEDEN—1.10%
Sweden (Kingdom of)
5.25%, 03/15/11	9,480,000	1,437,875

		1,437,875
SWITZERLAND—2.24%
Swiss Confederation
2.75%, 06/10/12	2,800,000	2,934,528

		2,934,528
UNITED KINGDOM—4.66%
United Kingdom Treasury Bond
4.25%, 03/07/11	2,000,000	3,430,761
5.25%, 06/07/12	1,500,000	2,682,377

		6,113,138

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $120,318,415)		126,325,801

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	227,738	227,738

		227,738
TOTAL SHORT-TERM INVESTMENTS

(Cost: $227,738)		227,738

TOTAL INVESTMENTS IN SECURITIES—96.38%
(Cost: $120,546,153)		126,553,539
Other Assets, Less Liabilities—3.62%		4,751,112

NET ASSETS—100.00%		$131,304,651

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

November 30, 2009

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—96.34%

AUSTRALIA—1.08%
Australia (Commonwealth of)
6.25%, 04/15/15	1,464,000	$1,416,014

		1,416,014
AUSTRIA—4.67%
Austria (Republic of)
3.40%, 10/20/14	960,000	1,495,435
4.15%, 03/15/37	1,189,000	1,752,282
4.85%, 03/15/26	317,000	514,750
5.25%, 01/04/11	1,510,000	2,373,477

		6,135,944
BELGIUM—4.66%
Belgium (Kingdom of)
3.25%, 09/28/16	996,000	1,518,530
5.50%, 03/28/28	1,213,000	2,108,706
5.75%, 09/28/10	1,600,000	2,499,063

		6,126,299
CANADA—4.74%
Canada (Government of)
3.50%, 06/01/13	3,480,000	3,477,524
3.75%, 06/01/19	1,800,000	1,782,499
5.00%, 06/01/37	850,000	965,094

		6,225,117
DENMARK—2.49%
Denmark (Kingdom of)
5.00%, 11/15/13	4,920,000	1,087,202
6.00%, 11/15/11	2,695,000	589,384
7.00%, 11/10/24	5,856,000	1,601,875

		3,278,461
FINLAND—1.85%
Finland (Republic of)
4.38%, 07/04/19	910,000	1,473,836
5.75%, 02/23/11	600,000	953,253

		2,427,089
FRANCE—7.23%
France (Republic of)
4.00%, 10/25/38	350,000	521,783
5.00%, 10/25/16	5,290,000	8,983,900

		9,505,683
GERMANY—7.73%
Germany (Federal Republic of)
2.25%, 04/11/14	2,735,000	4,138,662
3.75%, 01/04/15	2,100,000	3,366,087

4.00%, 07/04/16	110,000	178,527
4.75%, 07/04/28	1,490,000	2,479,194

		10,162,470
GREECE—4.57%
Hellenic Republic
3.80%, 03/20/11	600,000	923,462
4.30%, 07/20/17	1,500,000	2,219,027
6.00%, 07/19/19	1,776,000	2,867,067

		6,009,556
IRELAND—1.58%
Ireland (Government of)
4.00%, 11/11/11	350,000	546,974
4.50%, 04/18/20	1,050,000	1,527,691

		2,074,665
ITALY—8.82%
Italy (Republic of)
4.00%, 02/01/37	2,350,000	3,143,966
4.25%, 09/01/19	900,000	1,396,394
5.00%, 02/01/12	4,400,000	7,056,791

		11,597,151
JAPAN—23.75%
Japan (Government of)
1.30%, 06/20/12	316,000,000	3,764,708
1.50%, 03/20/14	540,000,000	6,542,936
1.70%, 03/20/18	260,000,000	3,177,526
1.70%, 06/20/18	856,000,000	10,443,210
1.90%, 06/20/14	300,000,000	3,700,818
2.00%, 03/20/27	113,000,000	1,325,371
2.10%, 03/20/27	84,000,000	999,185
2.50%, 09/20/37	101,000,000	1,256,963

		31,210,717
NETHERLANDS—4.63%
Netherlands (Kingdom of)
3.75%, 01/15/23	2,280,000	3,421,297
4.00%, 01/15/11	1,720,000	2,670,610

		6,091,907
NORWAY—0.81%
Norway (Kingdom of)
6.50%, 05/15/13	5,460,000	1,069,256

		1,069,256
PORTUGAL—4.65%
Portugal (Republic of)
3.60%, 10/15/14	720,000	1,122,714
4.10%, 04/15/37	220,000	310,003
5.45%, 09/23/13	2,805,000	4,673,491

		6,106,208
SPAIN—4.55%
Spain (Kingdom of)
3.90%, 10/31/12	1,704,000	2,704,846
4.80%, 01/31/24	2,040,000	3,269,218

		5,974,064
SWEDEN—1.74%
Sweden (Kingdom of)
3.50%, 03/30/39	2,795,000	378,629
5.25%, 03/15/11	1,050,000	159,258
6.75%, 05/05/14	10,380,000	1,753,332

		2,291,219

SWITZERLAND—2.12%
Swiss Confederation
2.75%, 06/10/12	1,200,000	1,257,655
3.00%, 05/12/19	1,200,000	1,312,621
4.00%, 04/08/28	175,000	213,729

		2,784,005
UNITED KINGDOM—4.67%
United Kingdom Treasury Bond
4.00%, 03/07/22	1,082,000	1,802,117
4.25%, 03/07/11	1,156,000	1,982,980
4.25%, 03/07/36	280,000	468,632
4.75%, 12/07/38	1,032,000	1,882,486

		6,136,215

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $120,062,194)		126,622,040

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	43,941	43,941

		43,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,941)		43,941

TOTAL INVESTMENTS IN SECURITIES—96.37%
(Cost: $120,106,135)		126,665,981
Other Assets, Less Liabilities—3.63%		4,767,904

NET ASSETS—100.00%		$131,433,885

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of November 30, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit
Corporate Bonds & Notes	$—	$4,096,580,565	$—	$4,096,580,565
Foreign Government Bonds & Notes	—	363,425,682	—	363,425,682
Short-Term Investments	173,336,598	—	—	173,336,598

Total Barclays 1-3 Year Credit	173,336,598	4,460,006,247	—	4,633,342,845

Barclays 1-3 Year Treasury
U.S. Government Obligations	—	7,616,991,179	—	7,616,991,179
Short-Term Investments	210,544,104	—	—	210,544,104

Total Barclays 1-3 Year Treasury	210,544,104	7,616,991,179	—	7,827,535,283

Barclays 3-7 Year Treasury
U.S. Government Obligations	—	897,439,722	—	897,439,722
Short-Term Investments	409,428,961	—	—	409,428,961

Total Barclays 3-7 Year Treasury	409,428,961	897,439,722	—	1,306,868,683

Barclays 7-10 Year Treasury
U.S. Government Obligations	—	3,548,323,138	—	3,548,323,138
Short-Term Investments	675,486,386	—	—	675,486,386

Total Barclays 7-10 Year Treasury	675,486,386	3,548,323,138	—	4,223,809,524

Barclays 10-20 Year Treasury
U.S. Government Obligations	—	233,921,249	—	233,921,249
Short-Term Investments	33,818,612	—	—	33,818,612

Total Barclays 10-20 Year Treasury	33,818,612	233,921,249	—	267,739,861

Barclays 20+ Year Treasury
U.S. Government Obligations	—	2,234,174,178	—	2,234,174,178
Short-Term Investments	946,848,809	—	—	946,848,809

Total Barclays 20+ Year Treasury	946,848,809	2,234,174,178	—	3,181,022,987

Barclays Agency
U.S. Government Agency Obligations	—	233,634,380	—	233,634,380
Corporate Bonds & Notes	—	13,869,096	—	13,869,096
Short-Term Investments	77,814,958	—	—	77,814,958

Total Barclays Agency	77,814,958	247,503,476	—	325,318,434

Barclays Aggregate
Corporate Bonds & Notes	—	2,649,296,859	—	2,649,296,859
Collateralized Mortgage Obligations	—	104,976,838	—	104,976,838
Foreign Government Bonds & Notes	—	198,409,485	—	198,409,485
Municipal Debt Obligations	—	42,134,168	—	42,134,168
U.S. Government & Agency Obligations	—	8,120,532,256	—	8,120,532,256
Short-Term Investments	7,351,431,717	—	—	7,351,431,717

Total Barclays Aggregate	7,351,431,717	11,115,349,606	—	18,466,781,323

Barclays Credit
Corporate Bonds & Notes	—	440,846,897	—	440,846,897
Foreign Government Bonds & Notes	—	32,965,699	—	32,965,699
Municipal Debt Obligations	—	8,920,009	—	8,920,009

Short-Term Investments	22,061,140	—	—	22,061,140

Total Barclays Credit	22,061,140	482,732,605	—	504,793,745

Barclays Government/Credit
Corporate Bonds & Notes	—	47,537,771	—	47,537,771
Foreign Government Bonds & Notes	—	4,375,836	—	4,375,836
Municipal Debt Obligations	—	434,971	—	434,971
U.S. Government & Agency Obligations	—	74,275,396	—	74,275,396
Short-Term Investments	46,988,823	—	—	46,988,823

Total Barclays Government/Credit	46,988,823	126,623,974	—	173,612,797

Barclays Intermediate Credit
Corporate Bonds & Notes	—	1,736,537,067	—	1,736,537,067
Foreign Government Bonds & Notes	—	128,536,457	—	128,536,457
Municipal Debt Obligations	—	3,582,440	—	3,582,440
Short-Term Investments	65,221,213	—	—	65,221,213

Total Barclays Intermediate Credit	65,221,213	1,868,655,964	—	1,933,877,177

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	—	144,330,322	—	144,330,322
Foreign Government Bonds & Notes	—	13,019,508	—	13,019,508
U.S. Government & Agency Obligations	—	254,635,823	—	254,635,823
Short-Term Investments	166,188,840	—	—	166,188,840

Total Barclays Intermediate Government/Credit	166,188,840	411,985,653	—	578,174,493

Barclays MBS
U.S. Government Agency Obligations	—	1,850,566,540	—	1,850,566,540
Short-Term Investments	1,823,067,940	—	—	1,823,067,940

Total Barclays MBS	1,823,067,940	1,850,566,540	—	3,673,634,480

Barclays Short Treasury
U.S. Government Obligations	—	1,703,187,586	—	1,703,187,586
Short-Term Investments	5,029,665	—	—	5,029,665

Total Barclays Short Treasury	5,029,665	1,703,187,586	—	1,708,217,251

Barclays TIPS
U.S. Government Obligations	—	18,055,389,570	—	18,055,389,570
Short-Term Investments	6,699,016,512	—	—	6,699,016,512

Total Barclays TIPS	6,699,016,512	18,055,389,570	—	24,754,406,082

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	—	4,024,610,273	45,334,806	4,069,945,079
Short-Term Investments	346,873,391	—	—	346,873,391

Total iBoxx $ High Yield Corporate	346,873,391	4,024,610,273	45,334,806	4,416,818,470

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	—	12,297,959,255	—	12,297,959,255
Short-Term Investments	336,854,412	—	—	336,854,412

Total iBoxx $ Investment Grade Corporate	336,854,412	12,297,959,255	—	12,634,813,667

JPMorgan USD Emerging Markets
Sovereign Bonds & Notes	—	848,375,314	—	848,375,314
Quasi-Sovereign Bonds & Notes	—	107,990,155	—	107,990,155
U.S. Government Notes	—	17,574,896	—	17,574,896
Short-Term Investments	6,647,971	—	—	6,647,971

Total JPMorgan USD Emerging Markets	6,647,971	973,940,365	—	980,588,336

S&P California AMT-Free Municipal
Municipal Bonds & Notes	—	173,501,950	—	173,501,950
Short-Term Investments	1,979,390	—	—	1,979,390

Total S&P California AMT-Free Municipal	1,979,390	173,501,950	—	175,481,340

S&P National AMT-Free Municipal
Municipal Bonds & Notes	—	1,530,201,894	—	1,530,201,894
Short-Term Investments	8,240,429	—	—	8,240,429

Total S&P National AMT-Free Municipal	8,240,429	1,530,201,894	—	1,538,442,323

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	—	60,753,088	—	60,753,088
Short-Term Investments	575,581	—	—	575,581

Total S&P New York AMT-Free Municipal	575,581	60,753,088	—	61,328,669

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	—	227,054,059	—	227,054,059
Short-Term Investments	4,080,060	—	—	4,080,060

Total S&P Short Term National AMT-Free Municipal	4,080,060	227,054,059	—	231,134,119

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	—	126,325,801	—	126,325,801
Short-Term Investments	227,738	—	—	227,738

Total S&P/Citigroup 1-3 Year International Treasury	227,738	126,325,801	—	126,553,539

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	—	126,622,040	—	126,622,040
Short-Term Investments	43,941	—	—	43,941

Total S&P/Citigroup International Treasury	43,941	126,622,040	—	126,665,981

The following table provides the reconciliation of investments for the iShares iBoxx $ High Yield Corporate Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended November 30, 2009:

Asset Class	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain(Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In(Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Corporate Bonds & Notes	$—	$(1,899)	$382,662	$—	$44,954,043	$45,334,806	$382,662

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$4,512,641,455	$120,975,563	$(274,173)	$120,701,390
Barclays 1-3 Year Treasury	7,729,365,080	98,170,203	—	98,170,203
Barclays 3-7 Year Treasury	1,283,767,950	23,112,216	(11,483)	23,100,733
Barclays 7-10 Year Treasury	4,114,843,724	110,299,619	(1,333,819)	108,965,800
Barclays 10-20 Year Treasury	262,034,959	5,721,678	(16,776)	5,704,902
Barclays 20+ Year Treasury	3,341,377,713	—	(160,354,726)	(160,354,726)
Barclays Agency	320,577,666	4,740,768	—	4,740,768
Barclays Aggregate	17,894,446,513	594,373,165	(22,038,355)	572,334,810
Barclays Credit	472,555,551	32,793,689	(555,495)	32,238,194
Barclays Government/Credit	167,984,200	5,732,729	(104,132)	5,628,597
Barclays Intermediate Credit	1,807,192,250	127,151,520	(466,593)	126,684,927
Barclays Intermediate Government/Credit	561,072,661	17,182,696	(80,864)	17,101,832
Barclays MBS	3,599,545,627	74,090,425	(1,572)	74,088,853
Barclays Short Treasury	1,707,639,635	587,145	(9,529)	577,616
Barclays TIPS	23,695,544,334	1,058,861,748	—	1,058,861,748
iBoxx $ High Yield Corporate	3,997,112,380	432,722,090	(13,016,000)	419,706,090
iBoxx $ Investment Grade Corporate	11,710,935,217	936,338,874	(12,460,424)	923,878,450
JPMorgan USD Emerging Markets	947,272,550	35,325,432	(2,009,646)	33,315,786
S&P California AMT-Free Municipal	173,231,990	4,308,365	(2,059,015)	2,249,350
S&P National AMT-Free Municipal	1,493,460,064	53,992,523	(9,010,264)	44,982,259
S&P New York AMT-Free Municipal	59,412,662	2,078,114	(162,107)	1,916,007
S&P Short Term National AMT-Free Municipal	228,466,200	2,704,212	(36,293)	2,667,919
S&P/Citigroup 1-3 Year International Treasury	120,611,492	5,942,047	—	5,942,047
S&P/Citigroup International Treasury	120,111,223	6,578,158	(23,400)	6,554,758

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”) and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the

GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 4 for additional detail.

For the nine months ended November 30, 2009, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain
Barclays Bank PLC	$90,033	$293,633	$290,859	$92,807	$100,249,076	$6,218,251	$14,568,714

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of November 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. SUBSEQUENT EVENTS

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BFA (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The shareholders of the Funds approved the new advisory agreement.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 27, 2010